W&R TARGET FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

May 1, 2007

PROSPECTUS

W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund, that has twenty separate portfolios, (each, a Portfolio, collectively, the Portfolios), each with separate objectives and investment policies.

Asset Strategy Portfolio seeks high total return over the long term.

Balanced Portfolio seeks, as a primary objective, current income, with a secondary objective of long-term appreciation of capital.

Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

Core Equity Portfolio seeks capital growth and income.

Dividend Income Portfolio seeks to provide income and long-term capital growth.

Energy Portfolio seeks to provide long-term capital appreciation.

Global Natural Resources Portfolio seeks to provide long-term growth. Any income realized will be incidental.

Growth Portfolio seeks capital growth, with a secondary objective of current income.

High Income Portfolio seeks, as a primary objective, high current income, with a secondary objective of capital growth.

International Growth Portfolio seeks, as a primary objective, long-term appreciation of capital, with a secondary objective of current income.

International Value Portfolio seeks long-term capital growth.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Mid Cap Growth Portfolio seeks to provide growth of your investment.

Money Market Portfolio seeks maximum current income consistent with stability of principal.

Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.

Real Estate Securities Portfolio seeks total return through a combination of capital appreciation and current income.

Science and Technology Portfolio seeks long-term capital growth.

Small Cap Growth Portfolio seeks growth of capital.

Small Cap Value Portfolio seeks long-term accumulation of capital.

Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Asset Strategy Portfolio

An Overview of the Portfolio

Objective

Asset Strategy Portfolio seeks high total return over the long term.

Principal Strategy

Asset Strategy Portfolio seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate or U.S. government debt securities, with remaining maturities of more than three years. This investment type may include a significant amount, up to 35% of the Portfolio's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by WRIMCO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of three years or less, including higher quality money market instruments.
  Within each of these investment types, the Portfolio may invest in domestic and foreign securities; therefore, the Portfolio may invest up to 100% of its assets in foreign securities.

Although the Portfolio may allocate from 0-100% of its assets among stocks, bonds and short-term instruments, it typically selects a mix which represents the way the Portfolio's investments will be allocated over the long term. Generally, the Portfolio will invest in a mix of: 70% in stocks, 25% in bonds, and 5% in short-term instruments. This mix will vary over shorter time periods as WRIMCO changes the Portfolio's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Asset Strategy Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign exchange rates, which may affect the value of the foreign securities the Portfolio holds an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the value of investments in derivatives may not correlate perfectly with the overall securities markets, and derivatives are subject to counterparty risk the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As noted, the Portfolio may invest up to 100% of its assets in foreign securities. Investing in foreign securities presents additional risks such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Investments by the Portfolio in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Asset Strategy Portfolio may be appropriate for you. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Asset Strategy Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	14.01%
1998	9.95%
1999	22.96%
2000	22.53%
2001	-9.96%
2002	3.28%
2003	11.47%
2004	13.30%
2005	24.27%
2006	20.15%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -7.40% (the first quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Asset Strategy
Portfolio	20.15%	14.26%	12.72%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Citigroup Broad
Investment Grade Index[1]	4.33%	5.10%	6.26%
Citigroup Short-Term
Index for One Month Certificates
of Deposit[1]	5.15%	2.56%	4.00%
Lipper Variable Annuity
Flexible Portfolio Funds
Universe Average[2]	10.31%	8.09%	9.10%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Asset Strategy Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.02%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

Balanced Portfolio

An Overview of the Portfolio

Objectives

Balanced Portfolio seeks, as a primary objective, to provide current income to the extent that, in the opinion of WRIMCO, the Portfolio's investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that usually issue dividend-producing securities. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Portfolio's debt holdings are either securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Portfolio may invest in both domestic and, to a lesser extent, foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO typically uses a bottom-up approach and looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of the stock. WRIMCO also considers a company's potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income, to reduce the Portfolio's position, or to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an issuer of a debt security or other fixed income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher yielding bonds held by the Portfolio as well as a decline in its income the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Balanced Portfolio may be appropriate for investors seeking current income and the potential for long-term appreciation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	18.49%
1998	8.67%
1999	10.14%
2000	7.14%
2001	-5.94%
2002	-8.41%
2003	19.09%
2004	8.93%
2005	5.01%
2006	11.21%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -8.36% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Balanced
Portfolio	11.21%	6.77%	7.09%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Citigroup Treasury/Government
Sponsored/Credit Index[1]	3.85%	5.23%	6.31%
Lipper Variable Annuity Mixed-Asset
Target Allocation Growth
Funds Universe Average[2]	11.67%	6.37%	7.18%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Balanced Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Bond Portfolio

An Overview of the Portfolio

Objective

Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

Principal Strategies

Bond Portfolio seeks to achieve its objective by investing primarily in domestic and, to a lesser extent, foreign debt securities usually of investment grade, including bonds rated BBB and higher by S&P and Baa and higher by Moody's or, if unrated, deemed by WRIMCO, the Portfolio's investment manager, to be of comparable quality. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in bonds, including corporate bonds and U.S. government securities, as well as mortgage-backed and other asset-backed securities. The Portfolio has no limitations regarding the maturity, duration or dollar weighted average of its holdings; the Portfolio may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Portfolio, WRIMCO utilizes a top-down viewpoint at the outset by looking at broad economic and financial trends and then considers yield and relative safety of a security and, in the case of convertible securities, the possibility of capital growth. WRIMCO may also look at many other factors. These include the issuer's past, present and estimated future:

  financial strength
  cash flow
  management
  borrowing requirements
  responsiveness to changes in interest rates and business conditions

As well, WRIMCO may consider the maturity of the obligation and the size or nature of the bond issue.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Bond Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  an issuer of a debt security or other fixed income obligation may not make payments on the security or obligation when due an increase in interest rates, which may cause the value of the Portfolio's securities, especially bonds with longer maturities, to decline rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Portfolio, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates; may also cause a decrease in the Portfolio's income the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds changes in the maturities of bonds owned by the Portfolio
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Bond Portfolio may be appropriate for investors who primarily seek current income while also seeking to preserve investment principal. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Bond Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	9.77%
1998	7.35%
1999	-1.44%
2000	9.83%
2001	7.47%
2002	8.98%
2003	4.18%
2004	3.88%
2005	1.61%
2006	4.24%

In the period shown in the chart, the highest quarterly return was 4.97% (the third quarter of 1997) and the lowest quarterly return was --2.45% (the second quarter of 2004).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Bond Portfolio	4.24%	4.55%	5.53%
Citigroup Broad
Investment Grade Index[1]	4.33%	5.10%	6.26%
Lipper Variable Annuity Corporate Debt
Funds A Rated Universe Average[2]	4.22%	4.86%	5.76%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Bond Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.86%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.49% and the Total Annual Portfolio Operating Expenses would have been 0.82%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Core Equity Portfolio

An Overview of the Portfolio

Objectives

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap U.S. and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO, the Portfolio's investment manager, expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company. The Portfolio may invest up to 20% of its net assets in foreign securities.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

  position in the global economy
  profitability record
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential and/or the prospect of continued dividend payments. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Core Equity Portfolio may be appropriate for investors who seek capital growth and income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	26.16%
1998	21.14%
1999	12.52%
2000	9.28%
2001	-14.91%
2002	-21.63%
2003	17.27%
2004	9.57%
2005	9.01%
2006	16.99%

In the period shown in the chart, the highest quarterly return was 14.53% (the first quarter of 1998) and the lowest quarterly return was -16.39% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Core Equity
Portfolio	16.99%	5.13%	7.46%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Lipper Variable Annuity Large-Cap
Core Funds Universe Average[2]	13.29%	5.22%	6.71%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Core Equity Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.07%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.65% and the Total Annual Portfolio Operating Expenses would have been 1.02%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Dividend Income Portfolio

An Overview of the Portfolio

Objectives

Dividend Income Portfolio seeks to provide income and long-term capital growth.

Principal Strategies

Dividend Income Portfolio seeks to achieve its objectives by investing primarily in dividend-paying common stocks that WRIMCO, the Portfolio's investment manager, believes also demonstrate favorable prospects for long-term capital growth. Under normal market conditions, the Portfolio invests at least 80% of its net assets in dividend-paying equity securities of domestic and, to a lesser extent, foreign companies which may include without limitation dividend-paying common stocks, preferred stocks or convertible preferred stocks. Although the Portfolio invests primarily in large cap companies (typically companies with capitalizations of at least $8 billion), it may invest in companies of any size.

WRIMCO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  management
  leadership position in its industry
  stock price value

Generally, in determining whether to sell a security, WRIMCO considers many factors, including: changes in economic or market factors in general or with respect to a particular industry, changes in the market trends or other factors affecting an individual security, and changes in the relative market performance or appreciation possibilities offered by individual securities. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Dividend Income Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities in the Portfolio's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Dividend Income Portfolio may be appropriate for investors seeking income and long-term capital growth through a portfolio of primarily dividend-paying common stocks. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Dividend Income Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total returns for the periods shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2004	9.96%
2005	13.03%
2006	15.91%

In the period shown in the chart, the highest quarterly return was 9.28% (the fourth quarter of 2004) and the lowest quarterly return was --0.13% (the third quarter of 2004).

Average Annual Total Returns

as of December 31, 2006

		Life of
	1 Year	Portfolio*
Shares of Dividend Income
Portfolio (began on 12-30-03)	15.91%	12.93%
Russell 1000® Index[1]	15.47%	10.98%
Lipper Variable Annuity Equity Income
Funds Universe Average[2]	18.19%	12.53%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from December 31, 2003.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Dividend Income Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.07%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Energy Portfolio

An Overview of the Portfolio

Objective

Energy Portfolio seeks to provide long-term capital appreciation.

Principal Strategies

Energy Portfolio seeks to achieve its objective of long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in securities, primarily equities of both U.S. and foreign companies principally engaged in exploration, discovery, distribution or related to the infrastructure of energy and/or alternative energy. These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Portfolio invests in securities of companies without regard to market capitalization and in companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Portfolio may invest up to 100% of its assets in foreign securities.

WRIMCO, the Portfolio's investment manager, uses an investment style that focuses on both growth and value characteristics of companies where energy is believed to be a factor in the investment outlook and success of that company. WRIMCO focuses on traditional companies that are producing and distributing energy for today, as well as those companies that are discovering sources of energy that will carry the world into the future. WRIMCO considers many factors in selecting companies for the Portfolio, including the valuation, operating history and management of a company.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

Energy Sector Risk-since the Portfolio will invest a significant portion of its assets in securities of companies principally engaged in the energy sector, the Portfolio could experience wider fluctuations in value than funds with more diversified, less concentrated portfolios. Specifically, the securities that the Portfolio purchases may underperform the market as a whole. To the extent that the Portfolio's investments are concentrated in issuers conducting business in the same economic sector, the Portfolio's holdings are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies may also fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects and tax and other governmental regulatory policies.

A variety of additional factors can affect the investment performance of Energy Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with an investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio's portfolio is not performing as well as expecte some of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Although individual security selection, in general, drives the performance of the Portfolio, short-term fluctuations in commodity prices may influence returns and increase price fluctuations in the Portfolio's shares. The companies in which the Portfolio invests may be adversely affected by foreign government, federal, or state regulations on energy production, distribution and sale.

As with any mutual fund, the value of the Portfolio's shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Energy Portfolio may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

Energy Portfolio has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table reflecting average annual returns.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Energy Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Portfolio Operating Expenses	1.49%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$152	$471	$813	$1,779

Global Natural Resources Portfolio

An Overview of the Portfolio

Objective

Global Natural Resources Portfolio seeks to provide long-term growth. Any income realized will be incidental.

Principal Strategies

Global Natural Resources Portfolio invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling companies)
  alternate energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Portfolio's investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up approach. Mackenzie targets companies for investment that, in Mackenzie's opinion, have strong management and financial positions, and seeks to add balance with established low-cost, low-debt producers and positions that are based on anticipated commodity price trends. The Portfolio seeks to be diversified internationally and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio's assets in North America, international exposure may exceed 50% of the Portfolio's assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Portfolio's assets. The Portfolio may also have exposure to emerging markets. The Portfolio may use derivative instruments to hedge some or all of its foreign currency exposure resulting from its strategy of international diversification. In determining to what extent the currency exposure is hedged, Mackenzie considers the total exposure of the Portfolio to a specific currency and its perceived potential risks of individual currencies.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Global Natural Resources Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio. (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected many of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Portfolio can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Portfolio could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities in the Portfolio's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  Mackenzie's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings.

Investing in foreign securities presents additional risks such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Global Natural Resources Portfolio may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Global Natural Resources Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total returns for the periods shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2006	25.49%

In the period shown in the chart, the highest quarterly return was 15.35% (the first quarter of 2006) and the lowest quarterly return was -4.64% (the third quarter of 2006).

Average Annual Total Returns

as of December 31, 2006

		Life of
	1 Year	Portfolio*
Shares of Global Natural Resources
Portfolio (began on 4-28-05)	25.49%	31.45%
Morgan Stanley Capital International
Commodity-Related Index[1]	21.48%	28.92%
Lipper Variable Annuity Natural Resources
Funds Universe Average[2]	19.46%	33.41%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Global Natural Resources Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.51%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Growth Portfolio

An Overview of the Portfolio

Objectives

Growth Portfolio seeks capital growth, with current income as a secondary objective.

Principal Strategies

Growth Portfolio seeks to achieve its primary objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented large to medium sized U.S. and, to a lesser extent, foreign companies that WRIMCO, the Portfolio's investment manager, believes have appreciation possibilities, and are of higher quality. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. Although WRIMCO anticipates the majority of the Portfolio's investments to be in large-cap companies (companies with market capitalizations of at least $8 billion), the Portfolio may invest in companies of any size.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Portfolio and seeks companies that have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. It attempts to focus on companies with sustainable competitive advantages in their industries as well as the following factors:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

WRIMCO may also analyze the demands of investors for the security relative to its price. WRIMCO may select a security when it anticipates a development that might have an effect on the value of the security.

In general, WRIMCO may sell a security when a company, in WRIMCO's opinion, experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Growth Portfolio may be appropriate for investors seeking long-term investment growth. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	21.45%
1998	27.31%
1999	34.35%
2000	1.41%
2001	-14.34%
2002	-21.30%
2003	23.06%
2004	3.31%
2005	11.23%
2006	5.04%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -16.54% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Growth Portfolio	5.04%	3.17%	7.75%
Russell 1000® Growth Index[1]	9.09%	2.70%	5.46%
Lipper Variable Annuity Large-Cap
Growth Funds Universe Average[2]	6.31%	2.69%	6.05%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.99%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.67% and the Total Annual Portfolio Operating Expenses would have been 0.97%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

High Income Portfolio

An Overview of the Portfolio

Objectives

High Income Portfolio seeks, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.

Principal Strategies

High Income Portfolio seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of U.S. and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of WRIMCO, the Portfolio's investment manager, consistent with the Portfolio's objectives. The Portfolio invests primarily in lower quality bonds, that include bonds rated BBB and below by S&P and Baa and below by Moody's, or if unrated deemed by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB and below by S&P and Ba and below by Moody's, or if unrated deemed by WRIMCO to be of comparable quality; however, the Portfolio typically provides a cautious alternative within an aggressive sector of the bond market. The Portfolio may invest in bonds of any maturity and in companies of any size.

The Portfolio may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Portfolio emphasizes a blend of value and growth in its selection of common stocks. Value stocks are those which WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Portfolio, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of the company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  potential to improve credit standing
  responsiveness to changes in interest rates and business conditions

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may sell a security if the competitive conditions of a particular industry have increased and WRIMCO believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO may also sell a security if, in its opinion, the price of the security has risen to reflect the company's improved creditworthiness and other investments with greater potential exist. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of High Income Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the susceptibility of junk bonds to greater risks of non-payment or default, price volatility, and lack of liquidity compared to higher-rated bonds an increase in interest rates, which may cause the value of a bond held by the Portfolio, especially bonds with longer maturities, to decline the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries changes in the maturities of bonds owned by the Portfolio
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

High Income Portfolio may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the objective of income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the High Income Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	14.04%
1998	1.95%
1999	4.22%
2000	-9.73%
2001	9.18%
2002	-2.02%
2003	19.74%
2004	9.86%
2005	2.55%
2006	10.27%

In the period shown in the chart, the highest quarterly return was 6.65% (the third quarter of 1997) and the lowest quarterly return was -6.38% (the third quarter of 1998).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of High Income
Portfolio	10.27%	7.82%	5.70%
Citigroup High Yield Market Index[1]	11.85%	10.22%	6.80%
Lipper Variable Annuity High Current
Yield Funds Universe Average[2]	9.89%	8.88%	5.35%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of High Income Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.95%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.58% and the Total Annual Portfolio Operating Expenses would have been 0.90%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

International Growth Portfolio

An Overview of the Portfolio

Objectives

International Growth Portfolio seeks, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.

Principal Strategies

International Growth Portfolio seeks to achieve its objectives by investing primarily in common stocks of foreign companies that WRIMCO, the Portfolio's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, and may invest in companies of any size.

WRIMCO utilizes a research-based investment process that blends top-down global economic analysis and bottom-up stock selection. After identifying promising opportunities around the world, WRIMCO seeks strong companies in industries which it believes are growing faster than their underlying economies. WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

  a company's growth and earnings potential
  a company's financials, including cash flow
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investment choices. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

International Growth Portfolio may be appropriate for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the International Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	16.70%
1998	33.89%
1999	65.58%
2000	-23.66%
2001	-22.23%
2002	-18.15%
2003	24.90%
2004	14.00%
2005	16.47%
2006	20.99%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -16.85% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of International Growth
Portfolio	20.99%	10.43%	9.69%
Morgan Stanley Capital
International EAFE Index[1]	26.34%	14.98%	7.71%
Lipper Variable Annuity International
Growth Funds Universe Average[2]	24.61%	13.89%	7.97%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.21%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.82% and the Total Annual Portfolio Operating Expenses would have been 1.18%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

International Value Portfolio

An Overview of the Portfolio

Objective

International Value Portfolio seeks long-term capital growth.

Principal Strategies

International Value Portfolio seeks to achieve its objective by investing primarily in equity securities of small, medium and large sized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign equity securities and at least 65% of its total assets in issuers of at least three foreign countries.

In selecting equity securities for the Portfolio, Templeton Investment Counsel, LLC, (Templeton) the Portfolio's investment subadvisor, performs a bottom-up company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton employs a long term approach and concentrates on the market price of a company relative to its view regarding the company's long-term earnings, asset value and cash flow potential. Templeton also considers a company's historical value measures, including price/earnings ratios, profit margins and liquidation value.

Generally, in determining whether to sell a security, Templeton uses the same type of analysis that it uses in buying securities. For example, Templeton may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's position, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of securities the Portfolio holds the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  Templeton's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

International Value Portfolio may be appropriate for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in International Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. Effective December 1, 2004, the name of the Portfolio changed to International Value Portfolio. The Portfolio would have substantially similar annual returns because the shares are invested in a similar portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target International Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	11.94%
1998	6.61%
1999	21.43%
2000	0.81%
2001	-11.21%
2002	-17.82%
2003	46.85%
2004	22.68%
2005	11.16%
2006	29.61%

In the period shown in the chart, the highest quarterly return was 25.19% (the second quarter of 2003) and the lowest quarterly return was -23.85% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of International Value
Portfolio	29.61%	16.36%	10.71%
Morgan Stanley Capital
International All Country World
(excluding U.S.A.) Index[1]	27.16%	16.88%	8.59%
Lipper Variable Annuity International
Value Funds Universe Average[2]	26.89%	15.88%	9.45%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Micro Cap Growth Portfolio

An Overview of the Portfolio

Objective

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies are typically companies with market capitalizations below $1 billion. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates (WSA), the Portfolio's investment subadvisor, seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's position, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the impact of the Portfolio's investments in initial public offerings (IPOs)
  WSA's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small-sized companies may be greater than that for medium or large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as micro cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Micro Cap Growth Portfolio may be appropriate for investors seeking long-term capital appreciation from investments in faster-growing, potentially more volatile companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Micro Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio which was reorganized as the W&R Target Micro Cap Growth Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in a similar portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Micro Cap Growth Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	13.44%
1999	148.76%
2000	-21.05%
2001	-11.33%
2002	-43.64%
2003	54.41%
2004	10.05%
2005	20.87%
2006	12.26%

In the period shown in the chart, the highest quarterly return was 82.84% (the fourth quarter of 1999) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Micro Cap Growth
Portfolio (began on 10-01-1997)	12.26%	5.38%	9.04%
Russell 2000® Growth Index[1]	13.34%	6.93%	2.96%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	11.12%	5.51%	5.27%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from September 30, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.33%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Mid Cap Growth Portfolio

An Overview of the Portfolio

Objective

Mid Cap Growth Portfolio seeks to provide growth of your investment.

Principal Strategies

Mid Cap Growth Portfolio seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO, the Portfolio's investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid-cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting companies, WRIMCO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a security, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings, cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, WRIMCO considers many factors, including excessive valuation given company prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Mid Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected potentially greater price volatility of the equity securities of small to mid cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing a majority of the Portfolio's holdings in a single asset class such as mid cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

Market risk for small to medium sized companies may be greater than that for large companies. Small to medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of small to medium sized companies may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Mid Cap Growth Portfolio may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. This Portfolio may not be suitable for all investors. The Portfolio is not intended for investors who desire assured income and conservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Mid Cap Growth Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total returns for the periods shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2006	8.56%

In the period shown in the chart, the highest quarterly return was 7.48% (the first quarter of 2006) and the lowest quarterly return was -4.71% (the second quarter of 2006).

Average Annual Total Returns

as of December 31, 2006

		Life of
	1 Year	Portfolio*
Shares of Mid Cap Growth
Portfolio (began on 4-28-05)	8.56%	17.84%
Russell Mid Cap Growth Index[1]	10.67%	17.75%
Lipper Variable Annuity Mid-Cap Growth
Funds Universe Average[2]	8.66%	16.90%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Mid Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.30%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.28%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Money Market Portfolio

An Overview of the Portfolio

Objective

Money Market Portfolio seeks maximum current income consistent with stability of principal.

Principal Strategies

Money Market Portfolio seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by the requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, (Rule 2a-7) or if unrated, are of comparable quality as determined by WRIMCO, the Portfolio's investment manager,. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Money Market Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  a decrease in interest rates, which may cause prepayment of higher-yielding instruments held by the Portfolio, causing the Portfolio to reinvest the proceeds in other securities with generally lower interest rates; may also cause a decrease in the Portfolio's income an increase in interest rates, which can cause the value of the Portfolio's holdings, especially securities with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Money Market Portfolio may be appropriate for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Money Market Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual total returns for the periods shown.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	5.13%
1998	5.04%
1999	4.62%
2000	5.87%
2001	3.62%
2002	1.12%
2003	0.52%
2004	0.70%
2005	2.50%
2006	4.32%

In the period shown in the chart, the highest quarterly return was 1.48% (the third quarter of 2000) and the lowest quarterly return was 0.09% (the third quarter of 2003).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Money
Market Portfolio	4.32%	1.82%	3.33%

As of December 31, 2006 the 7-day yield was equal to 4.56%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.77%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$79	$246	$428	$954

Mortgage Securities Portfolio

An Overview of the Portfolio

Objective

Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk.

Principal Strategies

Mortgage Securities Portfolio invests, under normal market conditions, at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in mortgage-related securities, including investment-grade securities representing interests in pools of mortgage loans, CMOs, commercial mortgage-backed securities (CMBSs), stripped mortgage-backed securities and asset-backed securities (ABSs). The Portfolio invests in the securities of U.S. and, to a lesser extent, foreign issuers. The Portfolio may also invest in interest rate derivatives primarily for hedging purposes.

In selecting securities, the Portfolio's investment subadvisor, Advantus Capital Management, Inc. (Advantus Capital), follows a bottom-up, fundamental research approach and considers factors such as prepayment risk, liquidity, credit quality and the type of loan and collateral underlying the security, as well as trends in economic conditions, interest rates and the mortgage market. Advantus Capital also seeks undervalued or mispriced securities within the mortgage-related sectors. It does not place a primary focus on interest rate positions. The Portfolio expects that under normal circumstances the effective duration of its portfolio will range from one to seven years.

Generally, in determining whether to sell a security, Advantus Capital uses the same type of analysis that it uses in buying securities, including review of the security's valuation and the issuer's creditworthiness. Advantus Capital may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Mortgage Securities Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds an issuer of a mortgage-backed security or other fixed income obligation may not make payments on the security when due rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting the proceeds in other securities with generally lower interest rates, and thus a decrease in the Portfolio's income the value of a mortgage-backed security or other fixed income obligation may decline due to changes in market interest rates mortgage-related securities purchased by the Portfolio, including restricted securities determined by Advantus Capital to be liquid at the time of purchase, may prove to be illiquid or otherwise subject to reduced liquidity due to changes in market conditions or quality ratings, or to errors in judgment by Advantus Capital the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk.
  the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  Advantus Capital's skill in evaluating and selecting securities for the Portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Because the Portfolio concentrates its investments in the mortgage and mortgage-finance industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Certain U.S. government securities in which the Portfolio may invest, such as securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition the Portfolio purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Mortgage Securities Portfolio seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Mortgage Securities Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for the Portfolio's first full calendar year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31

2005	2.00%
2006	4.77%

In the period shown in the chart, the highest quarterly return was 3.48% (the third quarter of 2006) and the lowest quarterly return was -0.29% (the third quarter of 2005).

Average Annual Total Returns

as of December 31, 2006

		Life of
	1 Year	Portfolio*
Shares of Mortgage Securities
Portfolio (began on 05-27-04)	4.77%	4.52%
Lehman Brothers Mortgage-Based
Securities Index[1]	5.22%	4.91%
Lipper Variable Annuity U.S. Mortgage
Funds Universe Average[2]	4.39%	4.06%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from May 31, 2004.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Mortgage Securities Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Portfolio Operating Expenses	0.97%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$99	$309	$536	$1,190

Real Estate Securities Portfolio

An Overview of the Portfolio

Objective

Real Estate Securities Portfolio seeks total return through a combination of capital appreciation and current income.

Principal Strategy

Real Estate Securities Portfolio invests, under normal market conditions, at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in domestic and, to a lesser extent, foreign real estate securities and real estate-related securities. "Real estate securities" include securities of issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. "Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. The Portfolio may invest in securities of issuers of any size, including issuers with small, medium or large market capitalizations.

Most of the Portfolio's real estate securities portfolio will consist of securities issued by real estate investment tTrusts (REITs) and real estate operating companies (REOCs) that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. A REOC is a corporation or partnership that invests in fee or leasehold ownership of real estate, mortgages or shares issued by REITs, but may also engage in related or unrelated businesses.

The Portfolio focuses on growth-oriented companies with value characteristics. The Portfolio's investment subadvisor, Advantus Capital, utilizes a bottom-up fundamental stock-picking approach in selecting securities for investment by the Portfolio, which includes consideration of factors such as an issuer's financial condition, financial performance, quality of management, policies and strategies, real estate properties and competitive market condition. The Portfolio then invests in those issuers that Advantus Capital determines have potential for long-term sustainable growth in earnings, or those trading at discounts to the underlying value of assets owned.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Real Estate Securities Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the value of the Portfolio's investments or their cashflow may decrease due to a variety of factors related to the construction, development, ownership, financing, repair or servicing, or other events affecting the value of real estate, buildings or other real estate fixtures the value of the Portfolio's securities issued by real estate-related companies (as discussed in "Additional Information about Principal Investment Strategies, Other Investments and Risks" below) may be adversely affected by changes in the value of the underlying property or the property's cashflow the value of the Portfolio's securities issued by REITs may be affected if one or more of those REITs were to lose their favorable tax status the value of the Portfolio's securities owned by REOCs may be affected by income streams derived from businesses other than real estate ownership the value of the Portfolio's securities may be adversely affected due to the lesser availability of credit for real estate or other disruptions in the capital markets for real estate the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  Advantus Capital's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Because the Portfolio concentrates its investments in the real estate and real estate-related industries, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Real Estate Securities Portfolio seeks to achieve its investment objective over longer rather than shorter periods of time, and may be appropriate for investors seeking long-term focus. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Real Estate Securities Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31

2005	10.83%
2006	30.08%

In the period shown in the chart, the highest quarterly return was 12.97% (the first quarter of 2006) and the lowest quarterly return was -6.51% (the first quarter of 2005).

Average Annual Total Returns

as of December 31, 2006

		Life of
	1 Year	Portfolio*
Shares of Real Estate Securities
Portfolio (began on 05-27-04)	30.08%	28.36%
Dow Jones Wilshire Real Estate
Securities Index[1]	35.67%	30.92%
Lipper Variable Annuity Real Estate
Funds Universe Average[2]	35.60%	30.49%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from May 31, 2004.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Real Estate Securities Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.31%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$133	$415	$718	$1,579

Science and Technology Portfolio

An Overview of the Portfolio

Objective

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's position, take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Science and Technology Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Science and Technology Portfolio may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies. This Portfolio is not suitable for all investors. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	46.05%
1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Science and Technology
Portfolio (began on 04-04-1997)	7.87%	7.83%	17.26%
Goldman Sachs Technology
Industry Composite Index[1]	8.99%	1.06%	6.85%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	10.02%	1.70%	7.19%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from March 31, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Science and Technology Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Small Cap Growth Portfolio

An Overview of the Portfolio

Objective

Small Cap Growth Portfolio seeks growth of capital.

Principal Strategies

Small Cap Growth Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO, the Portfolio's investment manager, utilizes a bottom-up stock picking process focusing on companies which it believes have long term growth potential coupled with superior financial characteristics. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Small Cap Growth Portfolio may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	31.53%
1998	10.87%
1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%
2004	14.29%
2005	12.88%
2006	5.05%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Small Cap Growth
Portfolio	5.05%	7.55%	10.63%
Russell 2000® Growth Index[1]	13.34%	6.93%	4.89%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	11.12%	5.51%	7.03%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.14%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Small Cap Value Portfolio

An Overview of the Portfolio

Objective

Small Cap Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Cap Value Portfolio seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Portfolio's total assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks but may also include preferred stock and other securities convertible into equity securities. The Portfolio's purchase of equity securities may also include common stocks that are part of initial public offerings.

In selecting equity securities for the Portfolio, the Portfolio's investment subadvisor, BlackRock Capital Management, Inc. (BlackRock), searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company's financial condition, business prospects, competitive position and business strategy. BlackRock looks for companies with multiple strategies for enhancing shareholder value, such as launching new products, restructuring debt, or changes in management.

The Portfolio will typically sell a stock when it reaches what BlackRock believes to be its full value, when its fundamental factors have deteriorated, it has performed below BlackRock's expectations or it has reversed the catalyst for change identified by BlackRock. BlackRock may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the value of a security believed by BlackRock to be undervalued may never reach what BlackRock believes is its full value, or such security's value may decrease the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  BlackRock's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Small Cap Value Portfolio may be appropriate for investors seeking long-term accumulation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Small Cap Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Small Company Value Portfolio which was reorganized as the W&R Target Small Cap Value Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed only to the extent that the Portfolio had different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Small Cap Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

State Street Research & Management served as the investment subadvisor to Small Cap Value Portfolio until January 31, 2005, when BlackRock Financial Management, Inc. became the Portfolio's investment subadvisor. Since January 20, 2006, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., has served as the Portfolio's investment subadvisor.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	-6.75%
1999	-3.07%
2000	28.00%
2001	15.58%
2002	-19.98%
2003	49.48%
2004	15.02%
2005	4.15%
2006	16.84%

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Small Cap Value
Portfolio (began on 10-01-1997)	16.84%	10.86%	9.37%
Russell 2000® Value Index[1]	23.46%	15.39%	11.29%
Lipper Variable Annuity Small-Cap
Value Funds Universe Average[2]	17.31%	13.71%	10.94%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Value Portfolio

An Overview of the Portfolio

Objective

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued U.S. and, to a lesser extent, foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, the Portfolio's investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in large-cap companies (companies with market capitalizations of at least $8 billion), it may invest in securities of any size company.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Portfolio, WRIMCO evaluates market risk, interest rate trends and the economic climate. It considers numerous factors in its analysis of issuers and stocks, including the following:

  intrinsic value of the company not reflected in the stock price historical earnings growth
  future expected earnings growth
  company's position in its respective industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential

WRIMCO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the value of a security believed by WRIMCO to be undervalued may never reach what WRIMCO believes is its full value, or such security's value may decrease the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Value Portfolio may be appropriate for investors who seek long-term capital appreciation. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2002	-12.70%
2003	25.11%
2004	14.70%
2005	4.42%
2006	16.88%

In the period shown in the chart, the highest quarterly return was 12.95% (the fourth quarter of 2003) and the lowest quarterly return was -12.95% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Value
Portfolio (began on 05-01-2001)	16.88%	8.86%	8.16%
Russell 1000® Value Index[1]	22.25%	10.86%	10.62%
Lipper Variable Annuity Large-Cap
Value Funds Universe Average[2]	19.00%	7.73%	6.34%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.01%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Additional Information about Principal Investment Strategies, Other Investments and Risks

Asset Strategy Portfolio: The Portfolio seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds and short-term instruments of both foreign and domestic issuers, as the Portfolio may invest up to 100% of its assets in foreign securities. The Portfolio may invest in any market that WRIMCO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each investment type. Some types of investments, such as indexed securities, may fall into more than one asset class. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's objective. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

The Portfolio may also seek to reduce or hedge the risks of investing in certain gold related securities by investing in options on gold or in futures contracts on gold.

As a temporary defensive measure, the Portfolio may increase its holdings in bonds or short-term instruments when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Portfolio may also invest in derivative instruments for defensive as well as hedging or speculative purposes. WRIMCO may, as a temporary defensive measure, invest up to all of the Portfolio's assets in:

  money market instruments rated in one of the two highest rating categories by any NRSRO or, if unrated, securities judged by WRIMCO to be of equivalent quality precious metals

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Risks. An investment in Asset Strategy Portfolio is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Balanced Portfolio: The Portfolio seeks to achieve its primary objective of providing current income, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its objectives.

The Portfolio owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Portfolio's debt holdings are either U.S. government securities or investment grade corporate bonds, that include bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest. The Portfolio may also purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objectives.

Risks. An investment in Balanced Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Bond Portfolio: The Portfolio seeks to achieve its objective of a reasonable return with emphasis on preservation of capital by investing primarily in a diversified portfolio of debt securities of higher quality, and, to a lesser extent, in non-investment grade securities, convertible securities and debt securities with warrants attached. WRIMCO typically determines sector allocation by fundamental analysis and a comparison of relative value between sectors. The Portfolio may use various techniques, such as investing in put bonds, to manage the duration of its holdings. As a result, as interest rates rise the duration (price sensitivity to rising interest rates) of the Portfolio's holdings will typically decline. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio may invest a significant amount of its assets in mortgage-backed securities, including government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and the Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition the Portfolio purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Portfolio may invest, to a limited extent, in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds. The Portfolio may also invest up to 20% of its net assets in foreign securities, which may present additional risks, including accounting and disclosure standards which may differ from country to country, and make obtaining reliable research information more difficult. There is also the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take a number of actions. For example, the Portfolio may sell longer-term bonds and buy shorter-term bonds or invest in money market instruments. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Bond Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Low-rated Securities Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Core Equity Portfolio: The Portfolio seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality U.S. and foreign companies that are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Portfolio will achieve its objectives.

From a top-down perspective, WRIMCO focuses on the industrialization of emerging economies, while through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (typically, investment grade, that is, bonds rated BBB and higher by Moody's or, if unrated, deemed by WRIMCO to be of equivalent quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Risks. An investment in Core Equity Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Dividend Income Portfolio: The Portfolio seeks to achieve its objectives of income and long-term capital growth by investing primarily in large cap, high quality companies with established operating records that WRIMCO believes may accelerate their dividend payout ratio.

WRIMCO attempts to select securities by considering a company's ability to sustain, and potentially increase, its dividend payments. It also typically considers other factors, which may include the company's:

  established operating history
  competitive dividend yields
  profitability record
  history of improving sales and profits
  quality of management
  leadership position in its industry
  stock price value

The Portfolio's emphasis on a steady return through investments in dividend-paying securities may temper its ability to achieve considerable appreciation in value of its holdings. There is no guarantee that the Portfolio will achieve its objectives.

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity's debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Preferred stock generally has a preference as to dividends and liquidation over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.

For federal income tax purposes, net capital gain (the excess of net long-term capital gain over short-term capital loss) generally is taxed at a maximum rate of 15% for non-corporate shareholders, and "qualified dividend income" received by those shareholders is taxed as net capital gain. Although the only shareholders of the Portfolio are the Participating Insurance Companies and their separate accounts and the Policyowners are not directly affected by the tax consequences to the Portfolio, WRIMCO believes that the tax treatment of qualified dividend income may benefit companies that regularly issue dividends.

While the Portfolio invests primarily in dividend-paying equity securities, it may also invest up to 20% of its net assets in debt securities in seeking to achieve its objectives. To the extent the Portfolio invests in debt securities, the Portfolio intends to primarily invest in investment grade debt securities, that is, bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. Although the Portfolio invests primarily in domestic securities, it may invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, when WRIMCO believes that a temporary defensive position is desirable or to achieve income, the Portfolio may invest up to all of its assets in debt securities including short-term cash equivalent securities. By taking a temporary defensive position, however, the Portfolio may not achieve its objectives.

Risks. An investment in Dividend Income Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Energy Portfolio: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing primarily in the equity securities of companies engaged in various aspects of the energy industry, including the production, exploration, distribution of energy or relating to the infrastructure of energy, as well as the research and development or production of alternative energy sources, including but not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies, and companies using newer energy technologies such as nuclear, geothermal, oil shale, wind power, and solar power.

WRIMCO uses a research-oriented, "bottom-up" investment approach when selecting securities for the Portfolio, focusing on company fundamentals and growth prospects. In general, the Portfolio emphasizes companies that WRIMCO believes are strongly managed and will generate above-average, long-term capital appreciation.

There is no guarantee, however, that the Portfolio will achieve its objective.

Primarily investing in the energy sector can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real or perceived inflationary trends and political developments, and the cost assumed by energy companies in complying with environmental and safety regulations.

The Portfolio is also subject to the risk that the earnings, dividends and securities prices of energy companies will be greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies of energy may fluctuate significantly over any time period due to many factors, including:

  international political developments
  production and distribution policies of the Organization of Petroleum Exporting Countries (OPEC) and other oil-producing countries relationships among OPEC members and other oil-producing countries and between those countries and oil-importing nations energy conservation
  the regulatory environment
  tax policies
  the economic growth and political stability of the key energy-consuming countries

The Portfolio may, but is not required to, use a range of other investment techniques, including investing in physical commodities within the energy sector (primarily crude oil, natural gas and coal), income trusts, publicly-traded partnerships (often referred to as master limited partnerships (MLPs)), derivatives (primarily for the purpose of hedging various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements)) and selling securities short. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. The MLPs in which the Portfolio may invest are primarily engaged in oil and gas-related businesses, including companies that process and distribute energy. Net income from an interest in a qualified publicly traded partnership (QPTP) is qualifying income for a mutual fund. The Portfolio intends that all of the MLPs in which it invests will be QPTPs. Please see the Portfolio's SAI regarding the tax and potential regulatory consequences if the Portfolio invests in a MLP that is not a QPTP. The value of these instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political or regulatory developments.

Investing in commodities may expose the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings. The Portfolio's investments in income trusts, MLPs, and commodities (and derivatives related thereto) will be limited by tax considerations.

As a temporary defensive measure, when securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its assets in securities that are highly liquid, including high-quality money market instruments such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and are typically highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio's performance could be comparatively lower if it concentrates its assets in defensive holdings. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Energy Portfolio is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Short Sales Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Global Natural Resources Portfolio: The Portfolio seeks to achieve its objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Mackenzie targets for investment well-managed companies that Mackenzie expects to increase shareholder value through successful exploration and development of natural resources, balancing the Portfolio's holdings with low-cost, low-debt producers and positions that are based on anticipated commodity price trends. Mackenzie places additional emphasis on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Portfolio's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce portfolio volatility.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The Portfolio may also invest in precious metals and other physical commodities.

The Portfolio may from time to time take a temporary defensive position, and invest without limitation in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Portfolio may not achieve its investment objective.

Risks. An investment in Global Natural Resources Portfolio is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Growth Portfolio: The Portfolio seeks to achieve its primary objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large to medium sized U.S. and, to a lesser extent, foreign companies that WRIMCO believes have both appreciation possibilities and sustainable competitive advantages, and that WRIMCO believes are of higher quality. There is no guarantee, however, that the Portfolio will achieve its objective.

In selecting securities for the Portfolio, WRIMCO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. WRIMCO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, WRIMCO concentrates on profitability, capital intensity, cash flow and calculation measures, as well as earnings growth rates. WRIMCO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (i.e., demographics, deregulation, capital spending trends, etc.).

The Portfolio invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Portfolio may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in either debt securities, including commercial paper and short term U.S. government securities, and/or preferred stocks. The Portfolio may also use options and futures contracts for defensive purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

High Income Portfolio: The Portfolio seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth, when consistent with its primary objective, by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio's objectives. There is no guarantee, however, that the Portfolio will achieve its objectives.

In general, the high level of income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality; these include bonds rated BB or lower by S&P, or Ba or lower by Moody's. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Portfolio primarily owns debt securities and may own bonds with varying maturities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Portfolio limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Portfolio may invest an unlimited amount of its assets in foreign securities. At this time, however, the Portfolio does not intend to invest a significant amount of its assets in foreign securities.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take any one or more of the following steps with respect to the assets in the Portfolio:

  shorten the average maturity of the Portfolio's debt holdings hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

Risks. An investment in High Income Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

International Growth Portfolio: The Portfolio seeks to achieve its primary objective of long-term capital appreciation and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years. WRIMCO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain its growth rate. The Portfolio may invest in any geographic area and within various sectors. There is no guarantee, however, that the Portfolio will achieve its objectives.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

The Portfolio may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade, that is, bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of equivalent quality.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed income market movements).

When WRIMCO believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio's assets in debt securities including commercial paper and short-term U.S. government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Portfolio's assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in International Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

International Value Portfolio: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities of small, medium and large sized foreign companies and governmental agencies which are, in Templeton's opinion, trading at a discount to what Templeton believes the security may be worth. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. There is no guarantee, however, that the Portfolio will achieve its objective.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities for the Portfolio, Templeton performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. As noted, Templeton concentrates primarily on the market price of a company's securities and seeks companies whose securities Templeton believes are undervalued. Templeton also typically considers a company's historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in International Value Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Micro Cap Growth Portfolio: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing primarily in various types of equity securities of micro cap companies. Micro cap companies are typically companies with market capitalizations below $1 billion. The Portfolio may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization.

In selecting equity securities for the Portfolio, WSA primarily looks to a company's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, WSA considers such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Micro Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Mid Cap Growth Portfolio: The Portfolio seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO believes offer above-average growth potential. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, WRIMCO considers a company's capitalization at the time the Portfolio acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Portfolio's investment policy. There is no guarantee, however, that the Portfolio will achieve its objective.

As noted, WRIMCO utilizes a bottom-up approach in its selection of securities for the Portfolio, and focuses on companies with strong growth models, profitability and sound capital structures. Other characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, strong financial model and leading market position.

In addition to common stocks, the Portfolio may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by WRIMCO to be of equivalent quality. The Portfolio may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Portfolio may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term securities issued by the U.S. government or its agencies or instrumentalities), preferred stocks or both. As well, the Portfolio may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. The Portfolio may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Portfolio may not achieve its investment objective.

Risks. An investment in Mid Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Money Market Portfolio: The Portfolio seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government securities (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest

The Portfolio only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by Fannie Mae, Freddie Mac and FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Risks. An investment in Money Market Portfolio is subject to various risks, including the following:

  Company Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Mortgage Securities Portfolio: The Portfolio seeks to achieve its objective of a high level of current income consistent with prudent investment risk by investing primarily in higher-quality mortgage-related securities. The Portfolio invests a significant portion of its assets in investment-grade securities representing interests in pools of mortgage loans and in a variety of other mortgage-related securities including CMOs, CMBSs, stripped mortgage-backed securities and ABSs. The Portfolio expects that under normal circumstances the effective duration of its portfolio will range from one to seven years. The Portfolio may also invest up to 10% of its assets in foreign securities. There is no guarantee, however, that the Portfolio will achieve its objective.

In selecting mortgage-related securities Advantus Capital focuses on relative value trading among individual securities in the MBS, ABS and CMBS markets and considers a variety of factors, including prepayment risk, credit quality, liquidity, the collateral securing the underlying loan (for example, residential versus commercial real estate) and the type of underlying mortgage loan (for example, a 30-year fully-amortized loan versus a 15-year fully-amortized loan). Advantus Capital also takes into consideration current and expected trends in economic conditions, interest rates and the mortgage market and selects securities which, in its judgment, are likely to perform well in those circumstances. As well, Advantus Capital attempts to diversify the Portfolio's holdings among all sectors of the mortgage related market in an effort to minimize risk.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

Interests in pools of mortgage loans provide the security holder the right to receive out of the underlying mortgage loans periodic interest payments at a fixed rate and a full principal payment at a designated maturity or call date. Scheduled principal, interest and other payments on the underlying mortgage loans received by the sponsoring or guarantor entity are then distributed or "passed through" to security holders net of any service fees retained by the sponsor or guarantor. Additional payments passed through to security holders could arise from the prepayment of principal resulting from the sale of residential property, the refinancing of underlying mortgages, or the foreclosure of residential property. In "pass through" mortgage loan pools, payments to security holders will depend on whether mortgagors make payments to the pooling entity on the underlying mortgage loans. To avoid this non-payment risk, the Portfolio may also invest in "modified pass through" mortgage loan pools which provide that the security holder will receive interest and principal payments regardless of whether mortgagors make payments on the underlying mortgage loans.

The Portfolio may invest in government or government-related mortgage loan pools or private mortgage loan pools. In government or government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal government-related guarantors of mortgage-related securities are Fannie Mae and the Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (i.e., savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer. In addition the Portfolio purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Portfolio may also invest in private mortgage loan pools sponsored by commercial banks, insurance companies, mortgage bankers and other private financial institutions. Mortgage pools created by these non-governmental entities offer a higher rate of interest than government or government related securities. Unlike certain U.S. government agency-sponsored mortgage loan pools, payment of interest and payment to investors is not guaranteed.

The Portfolio may also invest a major portion of its assets in CMOs and stripped mortgage-backed securities. CMOs are debt obligations issued by both government agencies and private special-purpose entities that are collateralized by residential or commercial mortgage loans. Unlike traditional mortgage loan pools, CMOs allocate the priority of the distribution of principal and level of interest from the underlying mortgage loans among various series. Each series differs from another in terms of the priority right to receive cash payments from the underlying mortgage loans. Each series may be further divided into classes in which the principal and interest payments payable to classes in the same series may be allocated. For instance, a certain class in a series may have right of priority over another class to receive principal and interest payments. Moreover, a certain class in a series may be entitled to receive only interest payments while another class in the same series may be only entitled to receive principal payments. As a result, the timing and the type of payments received by a CMO security holder may differ from the payments received by a security holder in a traditional mortgage loan pool.

Stripped mortgage-backed securities also represent ownership interests in a pool of mortgages. However, the stripped mortgage-backed securities are separated into interest and principal components. The interest-only component allows the security holder to receive the interest portion of cash payments, while the principal-only component allows the security holder to receive the principal portion of cash payments.

The market for mortgage-related securities is generally liquid, but individual mortgage-related securities purchased by the Portfolio may be subject to the risk of reduced liquidity due to changes in quality ratings or changes in general market conditions which adversely affect particular mortgage-related securities or the broader mortgage securities market as a whole. Investments in illiquid and restricted securities present greater risks inasmuch as such securities may only be resold subject to statutory or regulatory restrictions, or if the Portfolio bears the costs of registering such securities. The Portfolio may, therefore, be unable to dispose of such securities as quickly as, or at prices as favorable as those for, comparable but liquid or unrestricted securities. Advantus Capital continuously monitors the liquidity of portfolio securities and may determine that, because of a reduction in liquidity subsequent to purchase, securities which originally were determined to be liquid have become illiquid.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. In addition, the Portfolio may invest lesser portions of its assets in non-investment grade mortgage-related securities

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in Mortgage Securities Portfolio is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Real Estate Securities Portfolio: The Portfolio seeks to achieve its objective of total return through a combination of capital appreciation and current income by investing primarily in real estate securities and real estate-related securities. The Portfolio does not invest directly in real estate. There is no guarantee, however, that the Portfolio will achieve its objective.

"Real estate securities" include securities offered by issuers that receive at least 50% of their gross revenue from the construction, ownership, management, financing or sale of residential, commercial or industrial real estate. Real estate securities issuers typically include REITs, REOCs, real estate brokers and developers, real estate managers, hotel franchisers, real estate holding companies and publicly traded limited partnerships.

"Real estate-related securities" include securities issued by companies primarily engaged in businesses that sell or offer products or services that are closely related to the real estate industry. Real estate-related securities issuers typically include construction and related building companies, manufacturers and distributors of building supplies, brokers, financial institutions that issue or service mortgages and resort companies.

In its analysis of issuers, Advantus Capital has built a network of industry contacts through which it is able to enhance its knowledge of a company's underlying assets. Advantus Capital utilizes this knowledge and its diligent focus on company fundamentals in selecting securities for the Portfolio. Advantus Capital believes that the core operating performance of an issuer is a key determinant in its stock performance.

Most of the Portfolio's real estate securities portfolio consists of securities issued by REITs and REOCs that are listed on a securities exchange or traded over-the-counter. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs. REITs may be characterized as equity REITs (i.e., REITs that primarily invest in fee ownership and leasehold ownership of land and improvements thereon), mortgage REITs (i.e., REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. The Portfolio mostly invests in shares of equity REITs but also invests lesser portions of its assets in shares of mortgage REITs and hybrid REITs. A REIT that meets the applicable requirements of the Internal Revenue Code of 1986, as amended (Code), may deduct dividends paid to shareholders, effectively eliminating any entity-level federal income tax. As a result, REITs distribute a larger portion of their earnings to investors than other entities subject to federal income tax. A REOC is typically structured as a "C" corporation under the Code and does not have the favorable tax treatment that is accorded a REIT.

The Portfolio may invest up to 10% of its total assets in foreign securities and may invest up to 20% of its assets in securities issued by companies outside of the real estate industry. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

An investment in the Portfolio may encounter the risk of greater volatility, due to the limited number of issuers of real estate and real estate-related securities, than an investment in a portfolio of securities selected from a greater number of issuers. As well, the value of the Portfolio's investments may decrease due to fluctuations in rental income, overbuilding and increased competition, casualty and condemnation losses, environmental costs and liabilities, changes in the Code or failure to meet Code requirements, extended vacancies of property, lack of available mortgage funds, government regulation and limitations, increases in property taxes, cash flow dependency, declines in real estate value, physical depreciation of buildings, inability to obtain project financing, increased operating costs and changes in general or local economic conditions.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in Real Estate Securities Portfolio is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  REIT-Related Risk
  REOC-Related Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Science and Technology Portfolio: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. The Portfolio may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Science and Technology Portfolio is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Small Cap Growth Portfolio: The Portfolio seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO focuses on long-term growth and superior financial characteristics in its search for companies, thereby focusing on higher quality companies. WRIMCO seeks companies with defensible market positions that are strong niche players, feature the involvement of the founder and demonstrate a strong commitment to shareholders. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's minimum 80% allocation to small cap companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

In addition to common stocks, the Portfolio may also invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. The Portfolio may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Small Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Small Cap Value Portfolio: The Portfolio seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small cap domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's minimum 80% allocation to small cap companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large cap companies (i.e., companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, BlackRock primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that BlackRock believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, BlackRock considers factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that BlackRock believes show potential for sustainable earnings growth above the average market growth rate. The Portfolio's purchases of equity securities may include shares of common stock that are part of a company's IPO.

The Portfolio may invest up to 10% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in Small Cap Value Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Value Portfolio: The Portfolio seeks to achieve its objective of long-term appreciation of capital by primarily investing, for the long term, in the common stocks of large cap U.S. and, to a lesser extent, foreign companies. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company and/or are out of favor in the financial markets but have favorable outlook for capital appreciation. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. WRIMCO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued. As well, WRIMCO attempts to diversify the Portfolio's holdings among sectors in an effort to minimize risk.

The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in high quality growth stocks that WRIMCO believes have been overlooked by the market. The Portfolio does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Portfolio may also invest in derivative instruments, primarily for the purpose of hedging its stock positions.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Value Portfolio is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Additional Investment Considerations

The objective(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor in selecting investments.

Each Portfolio may also invest in and use certain other types of instruments in seeking to achieve its objective(s). For example, a Portfolio (other than Money Market Portfolio) is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Each Portfolio may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor may invest a portion of the Portfolio's assets in cash and cash equivalents if WRIMCO or the investment subadvisor is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a portfolio's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Portfolio may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Portfolio. To the extent the judgment of WRIMCO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options and futures are common types of derivatives that the Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors and collars.

Diversification Risk -- A Portfolio is subject to diversification risk if the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Portfolio is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a portfolio with a more diversified investment portfolio.

Emerging Market Risk -- A Portfolio may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios (other than Money Market Portfolio) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Portfolio's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk -- The Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Portfolio's performance in the near term, however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk --Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Portfolio's income.

REIT-Related Risk -- The value of a Portfolio's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass-through income treatment under the Code, or maintain its exemption from registration under the 1940 Act.

REOC-Related Risk --A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Portfolio's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.

Short Sales Risk -- Short sales are transactions in which a Portfolio sells a security it does not own. To complete the transaction, a Portfolio must borrow the security to make delivery to the buyer. A Portfolio is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be higher or lower than the price at which the security was sold by a Portfolio. If the underlying security goes down in price between the time a Portfolio sells the security and buys it back, a Portfolio will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, a Portfolio will realize a loss on the transaction. Any such loss is increased by the amount of the premium or interest a Portfolio must pay to the lender of the security. A Portfolio is also required to segregate assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet a Portfolio's needs for immediate cash or other liquidity. A Portfolio's investment performance may also suffer if a Portfolio is required to close out a short position earlier than it intended. In addition, a Portfolio may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, WRIMCO also managed the Ivy Funds, Inc. (formerly, W&R Funds, Inc.), which are now managed by Ivy Investment Management Company (IICO) (formerly, Waddell & Reed Ivy Investment Company), an affiliate of WRIMCO. WRIMCO had approximately $32.4 billion in assets under management as of December 31, 2006.

Advantus Capital Management, Inc. (Advantus Capital), an investment advisor located at 400 Robert Street North, St. Paul, Minnesota 55101, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Mortgage Securities Portfolio and Real Estate Securities Portfolio pursuant to an agreement with WRIMCO. Since its inception in 1985, Advantus Capital and its predecessor provided investment advisory services for mutual funds and have managed investment portfolios for various private accounts, including its affiliate, Minnesota Life Insurance Company (Minnesota Life). Both Advantus Capital and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of Minnesota Mutual Companies, Inc., a mutual insurance holding company. Personnel of Advantus Capital also manage Minnesota Life's investment portfolios. Advantus Capital had approximately $16.1 billion in assets under management as of December 31, 2006.

BlackRock Capital Management, Inc. (BlackRock), located at 100 Bellevue Parkway, Wilmington, DE 19809, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Small Cap Value Portfolio pursuant to an agreement with WRIMCO. Together with its affiliates, BlackRock serves as investment adviser to fixed income, equity and liquidity investors in the United States and overseas through fund and institutional accounts with combined total assets as of December 31, 2006, of approximately $1.1 trillion.

Mackenzie Financial Corporation (Mackenzie), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Global Natural Resources Portfolio pursuant to an agreement with WRIMCO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of December 31, 2006 had over $61.6 billion Canadian in assets under management.

Templeton Investment Counsel, LLC (Templeton), an investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, International Value Portfolio pursuant to an agreement with WRIMCO. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $208 billion in assets under management as of December 31, 2006.

Wall Street Associates (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO. WSA had approximately $2.5 billion in assets under management as of December 31, 2006.

Asset Strategy Portfolio: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Waddell & Reed Advisors Asset Strategy Portfolio. Mr. Avery has held his responsibilities for Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or IICO serve as investment manager. Mr. Avery has served as Chief Investment Officer of Waddell & Reed Financial, Inc., WRIMCO and IICO since June 2005. Mr. Avery has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Mr. Caldwell has held his responsibilities for Asset Strategy Portfolio since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Mr. Vrabac has held his responsibilities for Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies managed by WRIMCO or IICO. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Balanced Portfolio: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since the Portfolio's inception in July 1994. She is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in finance from St. Mary's University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Bond Portfolio: James C. Cusser is primarily responsible for the day-to-day management of Bond Portfolio. Mr. Cusser has held his responsibilities for Bond Portfolio since August 1992. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Cusser has been an employee of WRIMCO and has served as a portfolio manager for investment companies managed by WRIMCO since August 1992. He earned a BA and MA in political science from The American University, and an MA in political science/public administration from Northern Illinois University. Mr. Cusser is a Chartered Financial Analyst.

Core Equity Portfolio: Erik R. Becker and Gustav C. Zinn are primarily responsible for the day-to-day management of Core Equity Portfolio, and both have held their Portfolio responsibilities since July 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Core Equity Portfolio since 2003. He has served as portfolio manager for Ivy Core Equity Fund since February 2006, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO and Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998. He had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst, and has served as portfolio manager for Ivy Core Equity Fund since February 2006. He is Vice President of IICO and WRIMCO and Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Dividend Income Portfolio and Energy Portfolio: David P. Ginther is primarily responsible for the day-to-day management of Dividend Income Portfolio and Energy Portfolio. He has held his responsibilities since the inception of Dividend Income Portfolio in November 2003 and since the inception of Energy Portfolio in May 2006. Mr. Ginther is Vice President of WRIMCO and IICO, Vice President of the Fund and portfolio manager for other investment companies managed by WRIMCO and IICO. He has been an employee of WRIMCO since 1995. Mr. Ginther earned a BS degree in accounting from Kansas State University, and has earned the designation of Certified Public Accountant.

Global Natural Resources Portfolio: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Global Natural Resources Portfolio. He has managed the Portfolio since its inception April 2005. Mr. Sturm is also primarily responsible for the management of Ivy Global Natural Resources Fund, whose investment adviser is IICO. Mr. Sturm joined Mackenzie in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Growth Portfolio: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Growth Portfolio. Mr. Becker has held his responsibilities for Growth Portfolio since June 2006. He is Senior Vice President of WRIMCO and IICO, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

High Income Portfolio: William M. Nelson is primarily responsible for the day-to-day management of High Income Portfolio. Mr. Nelson has held his responsibilities for High Income Portfolio since January 1999. He is Senior Vice President of WRIMCO and IICO and Vice President of the Fund. Mr. Nelson has been an employee of WRIMCO since January 1995. He earned a BS in business administration from Bucknell University in Lewisburg, Pennsylvania, and an MBA in finance and marketing from the University of Connecticut.

International Growth Portfolio: Thomas A. Mengel is primarily day-to-day responsible for the management of International Growth Portfolio. Mr. Mengel has been an employee of WRIMCO and has held his responsibilities for International Growth Portfolio since May 1996. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Mengel is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

International Value Portfolio: Edgerton Tucker Scott III is primarily responsible for the day-to-day management of International Value Portfolio and has held his responsibilities for International Value Portfolio since its inception in September 2003. Mr. Scott is Executive Vice President and Research Analyst, Templeton, and served as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc., the predecessor of the International Value Portfolio, since February 2000. He has been with Templeton since September 1996. Mr. Scott is a Chartered Financial Analyst.

Micro Cap Growth Portfolio: The WSA Investment Team is primarily responsible for the day-to-day management of Micro Cap Growth Portfolio. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq and Carl Wiese. Messrs. Jeffery and McCain are the Founding Principals of Wall Street Associates and have held their responsibilities for the Portfolio since the inception of the predecessor fund in October 1997. They have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from the San Diego State University. Messrs. Ariano, Wiese and LeCoq each assumed their management responsibilities for the Portfolio in January 2005. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios with Mr. Jeffery for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. Wiese joined the firm in 2000. He earned a BA in Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Wiese is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago.

Mid Cap Growth Portfolio: Kimberly A. Scott is primarily responsible for the day-to-day management of the Mid Cap Growth Portfolio. She has managed Mid Cap Growth Portfolio since its inception in November 2003. Ms. Scott is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of another investment company managed by WRIMCO. Ms. Scott is also primarily responsible for the management of Waddell & Reed Advisors New Concepts Fund, Inc., whose investment adviser is WRIMCO, and for Ivy Mid Cap Growth Fund, whose investment adviser is IICO. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS degree in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Money Market Portfolio: Mira Stevovich is primarily responsible for the day-to-day management of Money Market Portfolio. Ms. Stevovich has held her responsibilities for Money Market Portfolio since May 1998. She is Vice President of WRIMCO and IICO, Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Stevovich has been an employee of WRIMCO and its predecessor since March 1987. She earned a BA degree from Colorado Womens College. Ms. Stevovich holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. She is a Chartered Financial Analyst.

Mortgage Securities Portfolio: Christopher R. Sebald and David Land are primarily responsible for the day-to-day management of Mortgage Securities Portfolio. Mr. Sebald has held his responsibilities for Mortgage Securities Portfolio since the inception of the Portfolio in May 2004. He has been Senior Vice President and Lead Portfolio Manager, Total Return Fixed Income, Advantus Capital, since August 2003. Mr. Sebald had served as Senior Vice President and Portfolio Manager for AEGON USA Investment Management from July 2000 through July 2003.

David Land has held his responsibilities for Mortgage Securities Portfolio since the inception of the Portfolio in May 2004. As a member of the Advantus Capital Management Fixed Income Total Return Group, Mr. Land is responsible for the mortgage-backed and asset-backed security portfolios and also contributes to the performance of the aggregate bond portfolios. Mr. Land was Senior Analyst at AXA Investment Managers North America, Inc. from August 2003 to April 2004. He served as Senior Investment Officer of Advantus Capital from July 2000 to July 2003. He is a Chartered Financial Analyst.

Real Estate Securities Portfolio: Joseph R. Betlej and Lowell R. Bolken are primarily responsible for the day-to-day management of Real Estate Securities Portfolio. Mr. Betlej has held his responsibilities for Real Estate Securities Portfolio since the inception of the Portfolio in May 2004. He is Vice President and Investment Officer of Advantus Capital, and has been with Advantus Capital since 1987. Mr. Betlej earned a BA in Architecture from the University of Minnesota and a MS in Real Estate Appraisal and Investment Analysis from the University of Wisconsin at Madison. He is a Chartered Financial Analyst.

Mr. Bolken has held his responsibilities for Real Estate Securities Portfolio since April 2006. He has been an Associate Portfolio Manager with Advantus Capital since September 2005. From April 2001 to September 2005. he was Managing Director and Manager, Corporate Bond Research, Dain Rauscher, Inc.

Science and Technology Portfolio: Zachary H. Shafran is primarily responsible for the day-to-day management of Science and Technology Portfolio. Mr. Shafran has held his responsibilities for Science and Technology Portfolio since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Sharfan earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Small Cap Growth Portfolio: Kenneth G. McQuade is primarily responsible for the day-to-day management of the Small Cap Growth Portfolio, and has held his responsibilities for Small Cap Growth Portfolio since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He has been an assistant portfolio manager of separately managed small cap accounts since August 2003, and will continue with these responsibilities in addition to his day-to-day management of the Small Cap Growth Portfolio. Mr. McQuade earned a BS degree in finance from Bradley University.

Small Cap Value Portfolio: Wayne J. Archambo is primarily responsible for the day-to-day management of Small Cap Value Portfolio, and has held his responsibilities for Small Cap Value Portfolio since January 2005. Mr. Archambo, CFA, is Managing Director and Portfolio Manager with BlackRock. Prior to joining BlackRock in 2002, he was a founding partner and Manager of Boston Partners Asset Management, L.P., since that company's inception in 1995. Mr. Archambo graduated from Nichols College with a BS in economics and finance and holds an MBA degree from Babson College. He is a member of the Boston Security Analysts Society, and is a CFA Charter holder.

Value Portfolio: Matthew T. Norris is primarily responsible for the day-to-day management of Value Portfolio. He has held his responsibilities for Value Portfolio since July 2003. Mr. Norris is the Director of Research and a Senior Vice President of WRIMCO and IICO, and Vice President of the Fund. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Money Market Portfolio: 0.40% of net assets.

Mortgage Securities Portfolio: 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion.

Bond Portfolio: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

High Income Portfolio: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Asset Strategy Portfolio, Balanced Portfolio, Core Equity Portfolio, Dividend Income Portfolio, Growth Portfolio and Value Portfolio: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Energy Portfolio, International Growth Portfolio, International Value Portfolio, Mid Cap Growth Portfolio, Science and Technology Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Real Estate Securities Portfolio: 0.90% of net assets up to $1 billion, 0.87% of net assets over $1 billion and up to $2 billion, 0.84% of net assets over $2 billion and up to $3 billion, and 0.80% of net assets over $3 billion.

Micro Cap Growth Portfolio: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

Global Natural Resources Portfolio: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Bond Portfolio: 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

High Income Portfolio: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Asset Strategy Portfolio and Value Portfolio: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Core Equity Portfolio: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Growth Portfolio: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

International Growth Portfolio: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Mid Cap Growth Portfolio, Science and Technology Portfolio and Small Cap Growth Portfolio: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor.

For the fiscal year ended December 31, 2006, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Asset Strategy Portfolio	0.69%
Balanced Portfolio	0.70%
Bond Portfolio	0.51%
Core Equity Portfolio	0.69%
Dividend Income Portfolio	0.70%
Energy Portfolio	0.00%* including waiver, 0.85%* excluding waiver
Global Natural Resources Portfolio	1.00%
Growth Portfolio	0.69%
High Income Portfolio	0.62%
International Growth Portfolio	0.84%
International Value Portfolio	0.85%
Micro Cap Growth Portfolio	0.95%
Mid Cap Growth Portfolio	0.51% including waiver, 0.85% excluding waiver
Money Market Portfolio	0.40%
Mortgage Securities Portfolio	0.50%
Real Estate Securities Portfolio	0.90%
Science and Technology Portfolio	0.84%
Small Cap Growth Portfolio	0.84%
Small Cap Value Portfolio	0.85%
Value Portfolio	0.69%

*Annualized. For Portfolios managed solely by WRIMCO, WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

A discussion regarding the basis of the approval by the Board of Directors of the advisory contract of each of the Portfolios is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and, over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commission, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Disinterested Directors to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners indirectly investing in that Portfolio.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Fund, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Fund and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities may also increase the expenses of Waddell & Reed Services Company (WRSCO), the Portfolios' transfer agent, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Global Natural Resources Portfolio, International Growth Portfolio or International Value Portfolio, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Micro Cap Growth Portfolio, Small Cap Growth Portfolio or Small Cap Value Portfolio, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities, such as High Income Portfolio.

To discourage market timing activities by investors, the Fund's Board of Directors has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios may also restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

  The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

Certain of the Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Directors. A Portfolio may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Global Natural Resources Portfolio, International Growth Portfolio and International Value Portfolio, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Fund has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by each Portfolio. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Fund's Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Portfolios' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see Market Timing Policy.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Declared daily and paid monthly: Money Market Portfolio

Declared and paid annually in December: All other Portfolios

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains of each Portfolio, if any, other than Money Market Portfolio, are declared and paid annually in December in additional full and fractional shares of the distributing Portfolio. Distributions of net realized short-term capital gains of Money Market Portfolio (it does not anticipate realizing any long-term capital gains) are declared and paid daily in additional full and fractional shares of that Portfolio.

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC) for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are separate accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules for variable insurance policies and annuity contracts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and for variable insurance policy and annuity contract diversification rules.

You will find information in the SAI about federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies' separate accounts, no further discussion is included here as to the federal income tax consequences to the Portfolios' shareholders. For information concerning the federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisors.

W&R Target Funds, Inc.

Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements for the fiscal period ended December 31, 2006, is included in the Fund's Annual Report to Shareholders, which is available upon request. The financial highlights of the International Value Portfolio, Micro Cap Growth Portfolio and Small Cap Value Portfolio for the year ended December 31, 2002, were audited by other auditors whose report, dated February 7, 2003, expressed an unqualified opinion on those financial highlights.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

ASSET STRATEGY PORTFOLIO

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$8.8625	$7.6926	$6.9237	$6.3078	$6.2046
	----------	----------	----------	----------	----------
Income from investment operations:
Net investment income	0.0958	0.0836	0.0699	0.0769	0.1005
Net realized and unrealized gain
on investments	1.7042	1.7847	0.8508	0.6469	0.1032
	----------	----------	----------	----------	----------
Total from investment operations	1.8000	1.8683	0.9207	0.7238	0.2037
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0354)	(0.0762)	(0.0990)	(0.0769)	(0.1005)
Capital gains	(1.6255)	(0.6222)	(0.0528)	(0.0310)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.6609)	(0.6984)	(0.1518)	(0.1079)	(0.1005)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.0016	$8.8625	$7.6926	$6.9237	$6.3078
	======	======	======	======	======
Ratios/Supplemental Data
Total return	20.15%	24.27%	13.30%	11.47%	3.28%
Net assets, end of period
(in millions)	$602	$416	$282	$227	$167
Ratio of expenses to
average net assets
including expense waiver	1.02%	1.03%	1.06%	1.03%	1.04%
Ratio of net investment
income to average net assets
including expense waiver	1.16%	1.10%	1.02%	1.27%	1.90%
Ratio of expenses to
average net assets
excluding expense waiver	1.03%	1.03%[1]	1.06%[1]	1.03%[1]	1.04%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.15%	1.10%[1]	1.02%[1]	1.27%[1]	1.90%[1]
Portfolio turnover rate	148%	79%	118%	224%	95%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BALANCED PORTFOLIO

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$7.9631	$7.6783	$7.1491	$6.0423	$6.7224
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1224	0.0999	0.1096	0.0467	0.1145
Net realized and unrealized gain
(loss) on investments	0.7704	0.2851	0.5292	1.1068	(0.6801)
	----------	----------	----------	----------	----------
Total from investment operations	0.8928	0.3850	0.6388	1.1535	(0.5656)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.1207)	(0.1002)	(0.1096)	(0.0467)	(0.1145)
Capital gains	(0.0296)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.1503)	(0.1002)	(0.1096)	(0.0467)	(0.1145)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$8.7056	$7.9631	$7.6783	$7.1491	$6.0423
	======	======	======	======	======
Ratios/Supplemental Data
Total return	11.21%	5.01%	8.93%	19.09%	-8.41%
Net assets, end of period
(in millions)	$565	$582	$628	$615	$168
Ratio of expenses to
average net assets	1.01%	1.01%	1.02%	1.00%	1.01%
Ratio of net investment
income to average
net assets	1.37%	1.20%	1.45%	1.37%	1.79%
Portfolio turnover rate	28%	52%	39%	43%	58%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BOND PORTFOLIO

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$5.2928	$5.4762	$5.5710	$5.6032	$5.3615
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.2434	0.2356	0.2463	0.2667	0.2396
Net realized and unrealized gain
(loss) on investments	(0.0182)	(0.1464)	(0.0302)	(0.0322)	0.2417
	----------	----------	----------	----------	----------
Total from investment operations	0.2252	0.0892	0.2161	0.2345	0.4813
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.2411)	(0.2464)	(0.2463)	(0.2667)	(0.2396)
Capital gains	(0.0017)	(0.0262)	(0.0646)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.2428)	(0.2726)	(0.3109)	(0.2667)	(0.2396)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$5.2752	$5.2928	$5.4762	$5.5710	$5.6032
	======	======	======	======	======
Ratios/Supplemental Data
Total return	4.24%	1.61%	3.88%	4.18%	8.98%
Net assets, end of period
(in millions)	$213	$212	$218	$235	$247
Ratio of expenses to
average net assets
including expense waiver	0.84%	0.86%	0.85%	0.84%	0.83%
Ratio of net investment
income to average net assets
including expense waiver	4.49%	4.17%	4.16%	4.26%	4.92%
Ratio of expenses to
average net assets
excluding expense waiver	0.85%	0.86%[1]	0.85%[1]	0.84%[1]	0.83%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	4.48%	4.17%[1]	4.16%[1]	4.26%[1]	4.92%[1]
Portfolio turnover rate	54%	43%	47%	53%	34%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

CORE EQUITY PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$11.1221	$10.2369	$ 9.3996	$8.0720	$10.3608
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0805	0.0358	0.0622	0.0662	0.0476
Net realized and unrealized gain
(loss) on investments	1.8084	0.8859	0.8373	1.3276	(2.2888)
	----------	----------	----------	----------	----------
Total from investment operations	1.8889	0.9217	0.8995	1.3938	(2.2412)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.1093)	(0.0365)	(0.0622)	(0.0662)	(0.0476)
Capital gains	(0.3532)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.4625)	(0.0365)	(0.0622)	(0.0662)	(0.0476)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$12.5485	$11.1221	$10.2369	$9.3996	$ 8.0720
	=======	======	======	=======	=======
Ratios/Supplemental Data
Total return	16.99%	9.01%	9.57%	17.27%	-21.63%
Net assets, end of period
(in millions)	$762	$723	$737	$736	$650
Ratio of expenses to
average net assets
including expense waiver	0.99%	1.01%	1.01%	1.00%	0.99%
Ratio of net investment
income to average net assets
including expense waiver	0.62%	0.32%	0.62%	0.78%	0.50%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	1.01%[1]	1.01%[1]	1.00%[1]	0.99%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.61%	0.32%[1]	0.62%[1]	0.78%[1]	0.50%[1]
Portfolio turnover rate	103%	62%	54%	49%	38%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

DIVIDEND INCOME PORTFOLIO

	For the			For the
	fiscal year			period from
	ended			12-30-03[1]
	December 31,			through
	2006	2005	2004	12-31-03
	---------------------------------------			----------
Per-Share Data
Net asset value,
beginning of period	$6.1121	$5.4645	$5.0000	$5.0000
	----------	----------	---------	---------
Income from investment operations:
Net investment income	0.0857	0.0643	0.0337	0.0000
Net realized and unrealized gain
on investments	0.8867	0.6476	0.4645	0.0000
	----------	----------	---------	---------
Total from investment operations	0.9724	0.7119	0.4982	0.0000
	---------	----------	--------	---------
Less distributions from:
Net investment income	(0.0849)	(0.0643)	(0.0337)	(0.0000)
Capital gains	(0.0345)	(0.0000)	(0.0000)	(0.0000)
	----------	--------	---------
Total distributions	(0.1194)	(0.0643)	(0.0337)	(0.0000)
	----------	----------	--------	---------

Net asset value,
end of period	$6.9651	$6.1121	$5.4645	$5.0000
	======	=======	=======	=======
Ratios/Supplemental Data
Total return	15.91%	13.03%	9.96%	0.00%
Net assets, end of period (in millions)	$81	$43	$17	$--*
Ratio of expenses to average net assets
including voluntary expense waiver	1.07%	0.93%	0.76%	0.00%
Ratio of net investment income to
average net assets including
voluntary expense waiver	1.63%	1.53%	2.08%	0.00%
Ratio of expenses to average net assets
excluding voluntary expense waiver	1.07%[2]	1.12%	1.46%	0.00%
Ratio of net investment income to
average net assets excluding
voluntary expense waiver	1.63%[2]	1.34%	1.38%	0.00%
Portfolio turnover rate	17%	22%	22%	0%

*Not shown due to rounding.
[1]Commencement of operations.
[2]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout the period)

ENERGY PORTFOLIO

For the
period from
5-1-06[1]
through
12-31-06
----------------
Per-Share Data
Net asset value,
beginning of period	$5.0000
---------
Income (loss) from investment operations:
Net investment income	0.0248
Net realized and unrealized loss
on investments	(0.3654)
---------
Total from investment operations	(0.3406)
---------
Less distributions from:
Net investment income	(0.0243)
Capital gains	(0.0000)
---------
Total distributions	(0.0243)
---------
Net asset value,
end of period	$4.6531
=======
Ratios/Supplemental Data
Total return	-6.81%
Net assets, end of period (in millions)	$7
Ratio of expenses to average net assets
including voluntary expense waiver	0.64%[2]
Ratio of net investment income to
average net assets including
voluntary expense waiver	1.05%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver	1.49%[2]
Ratio of net investment income to
average net assets excluding
voluntary expense waiver	0.20%[2]
Portfolio turnover rate	12%

[1]Commencement of operations.
[2]Annualized.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL NATURAL RESOURCES PORTFOLIO

	For the	For the
	fiscal year	period from
	ended	4-28-05[1]
	December 31,	through
	2006	12-31-05
	----------------	------------
Per-Share Data
Net asset value,
beginning of period	$6.2719	$5.0000
	---------	---------
Income (loss) from investment operations:
Net investment income (loss)	0.0295	(0.0112)
Net realized and unrealized gain
on investments	1.5690	1.3132
	---------	---------
Total from investment operations	1.5985	1.3020
	---------	---------
Less distributions from:
Net investment income	(0.0235)	(0.0000)
Capital gains	(0.2758)	(0.0301)
	---------	----------
Total distributions	(0.2993)	(0.0301)
	---------	---------

Net asset value,
end of period	$7.5711	$6.2719
	=======	=======
Ratios/Supplemental Data
Total return	25.49%	26.04%
Net assets, end of period (in millions)	$90	$32
Ratio of expenses to average net assets	1.51%	2.17%[2]
Ratio of net investment income (loss) to
average net assets	0.53%	-0.60%[2]
Portfolio turnover rate	111%	66%

[1]Commencement of operations.
[2]Annualized.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$9.3125	$8.3728	$8.1267	$6.6041	$8.3923
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	(0.0001)	(0.0029)	0.0228	(0.0048)	0.0009
Net realized and unrealized gain
(loss) on investments	0.4689	0.9429	0.2460	1.5275	(1.7882)
	----------	----------	----------	----------	----------
Total from investment operations	0.4688	0.9400	0.2688	1.5227	(1.7873)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.7813	$9.3125	$8.3728	$8.1267	$6.6041
	======	======	======	======	======
Ratios/Supplemental Data
Total return	5.04%	11.23%	3.31%	23.06%	-21.30%
Net assets, end of period
(in millions)	$1,177	$1,252	$1,252	$1,283	$705
Ratio of expenses to
average net assets
including expense waiver	0.99%	1.00%	1.00%	0.99%	0.99%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.00%	-0.03%	0.27%	-0.09%	0.01%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	1.00%[1]	1.00%[1]	0.99%[1]	0.99%[1]
Ratio of net investment
income (loss) to average net assets
excluding expense waiver	-0.01%	-0.03%[1]	0.27%[1]	-0.09%[1]	0.01%[1]
Portfolio turnover rate	67%	59%	81%	59%	41%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

HIGH INCOME PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$3.2521	$3.4276	$3.3375	$2.9986	$3.3261
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.2518	0.2626	0.2391	0.2529	0.2602
Net realized and unrealized gain
(loss) on investments	0.0827	(0.1749)	0.0901	0.3389	(0.3275)
	----------	----------	----------	----------	----------
Total from investment operations	0.3345	0.0877	0.3292	0.5918	(0.0673)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.2468)	(0.2632)	(0.2391)	(0.2529)	(0.2602)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.2468)	(0.2632)	(0.2391)	(0.2529)	(0.2602)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$3.3398	$3.2521	$3.4276	$3.3375	$2.9986
	======	======	======	======	======
Ratios/Supplemental Data
Total return	10.27%	2.55%	9.86%	19.74%	-2.02%
Net assets, end of period
(in millions)	$204	$186	$190	$164	$128
Ratio of expenses to
average net assets
including expense waiver	0.94%	0.95%	0.96%	0.95%	0.95%
Ratio of net investment
income to average net assets
including expense waiver	7.48%	7.35%	7.13%	7.99%	8.42%
Ratio of expenses to
average net assets
excluding expense waiver	0.95%	0.95%[1]	0.96%[1]	0.95%[1]	0.95%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	7.47%	7.35%[1]	7.13%[1]	7.99%[1]	8.42%[1]
Portfolio turnover rate	71%	54%	83%	119%	85%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL GROWTH PORTFOLIO
(formerly, International Portfolio)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$7.5943	$6.6534	$5.8722	$4.7683	$5.8536
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0672	0.0493	0.0367	0.0833	0.0227
Net realized and unrealized gain
(loss) on investments	1.5263	1.0465	0.7853	1.1039	(1.0853)
	----------	----------	----------	----------	----------
Total from investment operations	1.5935	1.0958	0.8220	1.1872	(1.0626)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0525)	(0.1549)	(0.0408)	(0.0833)	(0.0227)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0525)	(0.1549)	(0.0408)	(0.0833)	(0.0227)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.1353	$7.5963	$6.6534	$5.8722	$4.7683
	======	======	======	======	======
Ratios/Supplemental Data
Total return	20.99%	16.47%	14.00%	24.90%	-18.15%
Net assets, end of period
(in millions)	$245	$206	$187	$170	$139
Ratio of expenses to
average net assets
including expense waiver	1.20%	1.21%	1.20%	1.24%	1.30%
Ratio of net investment
income to average net assets
including expense waiver	0.81%	0.67%	0.59%	1.70%	0.41%
Ratio of expenses to
average net assets
excluding expense waiver	1.21%	1.21%[1]	1.20%[1]	1.24%[1]	1.30%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.80%	0.67%[1]	0.59%[1]	1.70%[1]	0.41%[1]
Portfolio turnover rate	96%	86%	81%	131%	116%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$19.1711	$19.1681	$15.8947	$11.0000	$13.4000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.4593	0.3199	0.2759	0.2558	0.2000
Net realized and unrealized gain
(loss) on investments	5.2176	1.8192	3.3285	4.8829	(2.6000)
	----------	----------	----------	----------	----------
Total from investment operations	5.6769	2.1391	3.6044	5.1387	(2.4000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.4097)	(0.4226)	(0.1850)	(0.2440)	(0.0000)
Capital gains	(1.6589)	(1.7135)	(0.1460)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(2.0686)	(2.1361)	(0.3310)	(0.2440)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$22.7794	$19.1711	$19.1681	$15.8947	$11.0000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	29.61%	11.16%	22.68%	46.85%	-17.82%
Net assets, end of period
(in millions)	$589	$463	$401	$324	$223
Ratio of expenses to
average net assets	1.18%	1.19%	1.19%	1.07%	0.99%
Ratio of net investment
income to average
net assets	2.13%	1.63%	1.65%	2.03%	1.87%
Portfolio turnover rate	29%	23%	31%	35%	33%

*The information shown for periods prior to September 22, 2003 is that for Advantus International Portfolio of Advantus Series Fund, Inc., the predecessor of the International II Portfolio, now known as International Value Portfolio.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

MICRO CAP GROWTH PORTFOLIO*

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.8866	$14.7992	$13.4476	$ 8.7000	$15.5000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.2064)	(0.1737)	(0.1794)	(0.1178)	(0.1000)
Net realized and unrealized gain
(loss) on investments	2.3994	3.2611	1.5310	4.8654	(6.7000)
	----------	----------	----------	----------	----------
Total from investment operations	2.1930	3.0874	1.3516	4.7476	(6.8000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$20.0796	$17.8866	$14.7992	$13.4476	$ 8.7000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	12.26%	20.87%	10.05%	54.41%	-43.64%
Net assets, end of period
(in millions)	$60	$53	$41	$41	$25
Ratio of expenses to
average net assets including
voluntary expense waiver	1.32%	1.35%	1.35%	1.37%	1.34%
Ratio of net investment
loss to average
net assets including
voluntary expense waiver	-1.06%	-1.15%	-1.26%	-1.17%	-1.10%
Ratio of expenses to
average net assets excluding
voluntary expense waiver	1.32%[1]	1.35%[1]	1.35%[1]	1.51%	1.45%
Ratio of net investment
loss to average
net assets excluding
voluntary expense waiver	-1.06%[1]	-1.15%[1]	-1.26%[1]	-1.31%	-1.21%
Portfolio turnover rate	60%	54%	65%	74%	68%

*The information shown for periods prior to September 22, 2003 is that for Advantus Micro-Cap Growth Portfolio of Advantus Series Fund, Inc., the predecessor of the Micro Cap Growth Portfolio.
[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

MID CAP GROWTH PORTFOLIO

	For the	For the
	fiscal year	period from
	ended	4-28-05[1]
	December 31,	through
	2006	12-31-05
	----------------	----------------
Per-Share Data
Net asset value,
beginning of period	$6.0653	$5.0000
	-----------	---------
Income from investment operations:
Net investment income	0.0164	0.0064
Net realized and unrealized gain
on investments	0.5025	1.0589
	---------	---------
Total from investment operations	0.5189	1.0653
	---------	---------
Less distributions from:
Net investment income	(0.0223)	(0.0000)
Capital gains	(0.0018)	(0.0000)
	---------	----------
Total distributions	(0.0241)	(0.0000)
	---------	---------

Net asset value,
end of period	$6.5601	$6.0653
	=======	=======
Ratios/Supplemental Data
Total return	8.56%	21.31%
Net assets, end of period (in millions)	$37	$13
Ratio of expenses to average net assets
including voluntary expense waiver	0.97%	0.69%[2]
Ratio of net investment income to
average net assets including
voluntary expense waiver	0.45%	0.33%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver	1.31%	1.54%[2]
Ratio of net investment income to
average net assets excluding
voluntary expense waiver	0.11%	-0.51%[2]
Portfolio turnover rate	23%	11%

[1]Commencement of operations.
[2]Annualized.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

MONEY MARKET PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
	----------	----------	----------	----------	----------
Net investment income	0.0424	0.0247	0.0070	0.0051	0.0113
Less dividends declared	(0.0424)	(0.0247)	(0.0070)	(0.0051)	(0.0113)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
	======	======	======	======	======
Ratios/Supplemental Data
Total return	4.32%	2.50%	0.70%	0.52%	1.12%
Net assets, end of period
(in millions)	$70	$52	$55	$64	$103
Ratio of expenses to
average net assets	0.77%	0.79%	0.76%	0.75%	0.75%
Ratio of net investment
income to average
net assets	4.29%	2.46%	0.69%	0.53%	1.13%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout the period)

MORTGAGE SECURITIES PORTFOLIO

	For the		For the
	fiscal		period from
	year		5-27-04[1]
	ended		through
	2006	2005	12-31-04
	------------------------------		----------------
Per-Share Data
Net asset value,
beginning of period	$4.9801	$5.0791	$5.0000
	--------	---------	---------
Income (loss) from investment operations:
Net investment income	0.2373	0.2010	0.1009
Net realized and unrealized gain
(loss) on investments	0.0010	(0.0990)	0.1476
	---------	---------	---------
Total from investment operations	0.2383	0.1020	0.2485
	---------	---------	---------
Less distributions from:
Net investment income	(0.2366)	(0.2010)	(0.1009)
Capital gains	(0.0000)	(0.0000)	(0.0685)
	---------	---------	---------
Total distributions	(0.2366)	(0.2010)	(0.1694)
	---------	---------	---------
Net asset value,
end of period	$4.9818	$4.9801	$5.0791
	=======	=======	=======
Ratios/Supplemental Data
Total return	4.77%	2.00%	4.97%
Net assets, end of period (in millions)	$30	$28	$21
Ratio of expenses to average net assets
including voluntary expense waiver	0.97%	1.00%	0.71%[1]
Ratio of net investment income to
average net assets including
voluntary expense waiver	4.76%	4.21%	4.02%[1]
Ratio of expenses to average net assets
excluding voluntary expense waiver	0.97%[3]	1.00%[3]	0.97%[1]
Ratio of net investment income to
average net assets excluding
voluntary expense waiver	4.76%[3]	4.21%[3]	3.76%[1]
Portfolio turnover rate	158%	202%	184%

[1]Commencement of operations.
[2]Annualized.
[3]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout the period)

REAL ESTATE SECURITIES PORTFOLIO

	For the		For the
	fiscal		period from
	year		5-27-04[1]
	ended		through
	2006	2005	12-31-04
	------------------------------		----------------
Per-Share Data
Net asset value,
beginning of period	$6.9610	$6.5176	$5.0000
	---------	---------	---------
Income from investment operations:
Net investment income	0.0367	0.0779	0.0396
Net realized and unrealized gain
on investments	2.0572	0.6278	1.5935
	---------	--------	---------
Total from investment operations	2.0939	0.7057	1.6331
	---------	---------	---------
Less distributions from:
Net investment income	(0.0607)	(0.0954)	(0.0349)
Capital gains	(0.2172)	(0.1669)	(0.0806)
	---------	---------	---------
Total distributions	(0.2779)	(0.2623)	(0.1155)
	---------	---------	---------

Net asset value,
end of period	$8.7770	$6.9610	$6.5176
	=======	=======	======
Ratios/Supplemental Data
Total return	30.08%	10.83%	32.66%
Net assets, end of period (in millions)	$60	$33	$19
Ratio of expenses to average net assets
including voluntary expense waiver	1.31%	1.38%	1.21%[2]
Ratio of net investment income to
average net assets including
voluntary expense waiver	1.03%	1.26%	2.14%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver	1.31%[3]	1.38%[3]	1.55%[2]
Ratio of net investment income to
average net assets excluding
voluntary expense waiver	1.03%[3]	1.26%[3]	1.80%[2]
Portfolio turnover rate	32%	48%	53%

[1]Commencement of operations.
[2]Annualized.
[3]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SCIENCE AND TECHNOLOGY PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$16.8844	$14.4014	$12.3883	$ 9.4961	$12.4927
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.1178)	(0.1145)	(0.0751)	(0.0521)	(0.0245)
Net realized and unrealized gain
(loss) on investments	1.4468	2.5975	2.0882	2.9443	(2.9720)
	----------	----------	----------	----------	----------
Total from investment operations	1.3290	2.4830	2.0131	2.8922	(2.9965)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Capital gains	(0.4964)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.4964)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$17.7170	$16.8844	$14.4014	$12.3883	$ 9.4961
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	7.87%	17.25%	16.25%	30.46%	-23.99%
Net assets, end of period
(in millions)	$352	$361	$322	$268	$195
Ratio of expenses to
average net assets
including expense waiver	1.17%	1.17%	1.17%	1.16%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.65%	-0.74%	-0.59%	-0.52%	-0.23%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%[1]	1.17%[1]	1.16%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.66%	-0.74%[1]	-0.59%[1]	-0.52%[1]	-0.23%[1]
Portfolio turnover rate	71%	104%	107%	116%	92%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.4866	$9.6810	$8.4703	$6.2388	$7.9770
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.0584)	(0.0647)	(0.0741)	(0.0485)	(0.0458)
Net realized and unrealized gain
(loss) on investments	0.5883	1.3116	1.2848	2.2800	(1.6924)
	----------	----------	----------	----------	----------
Total from investment operations	0.5299	1.2469	1.2107	2.2315	(1.7382)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(1.0416)	(0.4413)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.0416)	(0.4413)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.9749	$10.4866	$9.6810	$8.4703	$6.2388
	======	======	======	======	======
Ratios/Supplemental Data
Total return	5.05%	12.88%	14.29%	35.77%	-21.79%
Net assets, end of period
(in millions)	$555	$606	$589	$544	$279
Ratio of expenses to
average net assets
including expense waiver	1.15%	1.16%	1.17%	1.15%	1.15%
Ratio of net investment
loss to average net assets
including expense waiver	-0.55%	-0.63%	-0.82%	-0.88%	-0.66%
Ratio of expenses to
excluding expense waiver	1.16%	1.16%[1]	1.17%[1]	1.15%[1]	1.15%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.56%	-0.63%[1]	-0.82%[1]	-0.88%[1]	-0.66%[1]
Portfolio turnover rate	94%	71%	96%	86%	35%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	---------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$14.5826	$16.6329	$15.2013	$10.2000	$12.7000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0226	0.0012	(0.0569)	(0.0364)	0.0000
Net realized and unrealized gain
(loss) on investments	2.4333	0.6886	2.3402	5.0377	(2.5000)
	----------	----------	----------	----------	----------
Total from investment operations	2.4559	0.6898	2.2833	5.0013	(2.5000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0232)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(1.3269)	(2.7401)	(0.8517)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.3501)	(2.7401)	(0.8517)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$15.6884	$14.5826	$16.6329	$15.2013	$10.2000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	16.84%	4.15%	15.02%	49.48%	-19.98%
Net assets, end of period
(in millions)	$199	$160	$132	$96	$55
Ratio of expenses to
average net assets
including expense waiver	1.18%	1.20%	1.23%	1.15%	1.10%
Ratio of net investment
income (loss) to average
net assets including
expense waiver	0.15%	0.01%	-0.43%	-0.34%	-0.43%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%[1]	1.20%[1]	1.23%[1]	1.19%	1.17%
Ratio of net investment
income (loss) to average
net assets excluding
expense waiver	0.15%[1]	0.01%[1]	-0.43%[1]	-0.38%	-0.50%
Portfolio turnover rate	131%	166%	32%	51%	39%

*The information shown for periods prior to September 22, 2003 is that for Advantus Small Company Value Portfolio of Advantus Series Fund, Inc., the predecessor of the Small Cap Value Portfolio.
[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

VALUE PORTFOLIO

	For the fiscal year ended December 31,
	2006	2005	2004	2003	2002
	-----	------	------	--------	---------
Per-Share Data
Net asset value,
beginning of period	$6.0701	$6.2226	$5.4790	$4.4016	$5.0815
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0747	0.0918	0.0619	0.0279	0.0348
Net realized and unrealized gain
(loss) on investments	0.9499	0.1831	0.7437	1.0774	(0.6799)
	----------	----------	----------	----------	----------
Total from investment operations	1.0246	0.2749	0.8056	1.1053	(0.6451)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0740)	(0.0916)	(0.0620)	(0.0279)	(0.0348)
Capital gains	(0.2781)	(0.3358)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.3521)	(0.4274)	(0.0620)	(0.0279)	(0.0348)
Net asset value,
end of period	$6.7426	$6.0701	$6.2226	$5.4790	$4.4016
	======	======	======	======	======
Ratios/Supplemental Data
Total return	16.88%	4.42%	14.70%	25.11%	-12.70%
Net assets, end of period
(in millions)	$374	$353	$340	$269	$75
Ratio of expenses to
average net assets
including expense waiver	1.01%	1.02%	1.03%	1.02%	1.04%
Ratio of net investment
income to average net assets
including expense waiver	1.12%	1.42%	1.13%	1.06%	0.92%
Ratio of expenses to
average net assets
excluding expense waiver	1.02%	1.02%[1]	1.03%[1]	1.02%[1]	1.04%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.11%	1.42%[1]	1.13%[1]	1.06%[1]	0.92%[1]
Portfolio turnover rate	73%	40%	78%	97%	96%

[1]There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart reflects the fee waiver or expense reimbursement currently in effect. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Asset Strategy Portfolio

Annual expense ratio                                 1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,398.00
2	10,398.00	519.90	10,950.45	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.57	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	147.81	14,774.00

Cumulative Total                                                                                           $1,247.84

Balanced Portfolio

Annual expense ratio                                 1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	13,150.46	657.52	13,807.98	135.47	13,675.17
9	13,675.17	683.76	14,358.93	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total                                                                                            $1,236.24

Bond Portfolio

Annual expense ratio                                 0.82%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 83.71	$10,418.00
2	10,418.00	520.90	10,938.90	87.21	10,853.47
3	10,853.47	542.67	11,396.14	90.86	11,307.15
4	11,307.15	565.36	11,872.51	94.66	11,779.79
5	11,779.79	588.99	12,368.78	98.61	12,272.18
6	12,272.18	613.61	12,885.79	102.74	12,785.16
7	12,785.16	639.26	13,424.42	107.03	13,319.58
8	13,319.58	665.98	13,985.56	111.50	13,876.34
9	13,876.34	693.82	14,570.16	116.16	14,456.37
10	14,456.37	722.82	15,179.19	122.50	15,060.64

Cumulative Total                                                                                             $1,014.98

Core Equity Portfolio

Annual expense ratio                                 1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,398.00
2	10,398.00	519.90	10,950.45	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.57	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	149.26	14,774.00

Cumulative Total                                                                                             $1,249.28

Dividend Income Portfolio

Annual expense ratio                              1.07%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$109.10	$10,393.00
2	10,393.00	519.65	10,912.65	113.39	10,801.44
3	10,801.44	540.07	11,341.51	117.85	11,225.94
4	11,225.94	561.30	11,787.24	122.48	11,667.12
5	11,667.12	583.36	12,250.48	127.29	12,125.64
6	12,125.64	606.28	12,731.92	132.29	12,602.18
7	12,602.18	630.11	13,232.29	137.49	13,097.44
8	13,097.44	654.87	13,752.31	142.90	13,612.17
9	13,612.17	680.61	14,292.78	148.51	14,147.13
10	14,147.13	707.36	14,854.49	154.35	14,703.11

Cumulative Total                                                                                             $1,305.65

Energy Portfolio

Annual expense ratio                                1.49%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$151.61	$10,351.00
2	10,351.00	517.55	10,868.55	156.94	10,714.32
3	10,714.32	535.72	11,250.04	162.45	11,090.39
4	11,090.39	554.52	11,644.91	168.15	11,479.67
5	11,479.67	573.98	12,053.65	174.05	11,882.60
6	11,882.60	594.13	12,476.73	180.16	12,299.68
7	12,299.68	614.98	12,914.66	186.48	12,731.40
8	12,731.40	636.57	13,367.97	193.03	13,178.27
9	13,178.27	658.91	13,837.18	199.80	13,640.83
10	13,840.83	692.04	14,532.87	206.82	14,119.62

Cumulative Total                                                                                             $1,779.48

Global Natural Resources Portfolio

Annual expense ratio                                1.51%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$153.63	$10,349.00
2	10,349.00	517.45	10,866.45	159.00	10,710.18
3	10,710.18	535.51	11,245.69	164.55	11,083.97
4	11,083.97	554.20	11,638.17	170.29	11,470.80
5	11,470.80	573.54	12,044.34	176.23	11,871.13
6	11,871.13	593.56	12,464.69	182.38	12,285.43
7	12,285.43	614.27	12,899.70	188.75	12,714.19
8	12,714.19	635.71	13,349.90	195.33	13,157.92
9	13,157.92	657.90	13,815.82	202.15	13,617.13
10	13,617.13	680.86	14,297.99	209.21	14,092.36

Cumulative Total                                                                                             $1,801.52

Growth Portfolio

Annual expense ratio                               0.97%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 98.95	$10,403.00
2	10,403.00	520.15	10,923.15	102.94	10,822.24
3	10,822.24	541.11	11,363.35	107.09	11,258.38
4	11562.38	562.92	11,821.30	111.41	11,712.09
5	11,712.09	585.60	12,297.69	115.90	12,184.09
6	12,184.09	609.20	12,793.29	120.57	12,675.11
7	12,675.11	633.76	13,308.87	125.43	13,185.91
8	13,185.91	659.30	13,845.21	130.48	13,717.30
9	13,717.30	685.87	14,403.17	135.74	14,270.11
10	14,270.11	713.51	14,983.62	142.67	14,845.20

Cumulative Total                                                                                             $1,191.17

High Income Portfolio

Annual expense ratio                                0.90%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 91.85	$10,410.00
2	10,410.00	520.50	10,930.50	95.61	10,836.81
3	10,836.81	541.84	11,378.65	99.53	11,281.12
4	11,281.12	564.06	11,845.18	103.64	11,743.65
5	11,743.65	587.18	12,330.83	107.86	12,225.13
6	12,225.13	611.26	12,836.39	112.28	12,726.37
7	12,726.37	636.32	13,362.69	116.89	13,248.15
8	13,248.15	662.41	13,910.56	121.68	13,791.32
9	13,791.32	689.57	14,480.89	126.67	14,356.76
10	14,356.76	717.84	15,074.60	133.32	14,945.39

Cumulative Total                                                                                             $1,109.29

International Growth Portfolio

Annual expense ratio                                 1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	169.94	14,548.23

Cumulative Total                                                                                             $1,433.21

International Value Portfolio

Annual expense ratio                                1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total                                                                                             $1,431.79

Micro Cap Growth Portfolio

Annual expense ratio                                1.33%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$135.44	$10,367.00
2	10,367.00	518.35	10,885.35	140.41	10,747.47
3	10,747.47	537.37	11,284.84	145.56	11,141.90
4	11,141.90	557.10	11,699.00	150.91	11,550.81
5	11,550.81	577.54	12,128.35	156.44	11,974.72
6	11,974.72	598.74	12,573.46	162.19	12,414.20
7	12,414.20	620.71	13,034.91	168.14	12,869.80
8	12,869.80	643.49	13,513.29	174.31	13,342.12
9	13,342.12	667.11	14,009.23	180.71	13,831.77
10	13,831.77	691.59	14.523.36	187.34	14.339.40

Cumulative Total                                                                                             $1.601.45

Mid Cap Growth Portfolio

Annual expense ratio                                 1.28%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.84
3	10,757.84	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.48	11,573.11
5	11,573.11	578.66	12,151.77	150.89	12,003.63
6	12,003.63	600.18	12,603.81	156.50	12,450.16
7	12,450.16	622.51	13,072.67	162.33	12,913.31
8	12,913.31	645.67	13,558.98	168.36	13,393.68
9	13,393.68	669.68	14,063.36	174.63	13,891.93
10	13,891.93	694.60	14,586.53	182.54	14,408.71

Cumulative Total                                                                                             $1,546.61

Money Market Portfolio

Annual expense ratio                                0.77%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 78.63	$10,423.00
2	10,423.00	521.15	10,944.15	81.95	10,863.89
3	10,863.89	543.19	11,407.08	85.42	11,323.44
4	11,323.44	566.17	11,889.61	89.03	11,802.42
5	11,802.42	590.12	12,392.54	92.80	12,301.66
6	12,301.66	615.08	12,561.84	96.73	12,822.02
7	12,822.02	641.10	13,463.12	100.82	13,364.39
8	13,364.39	668.22	14,032.61	105.08	13,929.70
9	13,929.70	696.49	14,626.19	109.53	14,518.93
10	14,518.93	725.95	15,244.88	114.16	15,133.08

Cumulative Total                                                                                                 $954.15

Mortgage Securities Portfolio

Annual expense ratio                                 0.97%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 98.95	$10,403.00
2	10,403.00	520.15	10,923.15	102.94	10,822.24
3	10,822.24	541.11	11,363.35	107.09	11,258.38
4	11,258.38	562.92	11,821.30	111.41	11,712.09
5	11,712.09	585.60	12,297.69	115.90	12,184.09
6	12,184.09	609.20	12,793.29	120.57	12,675.11
7	12,675.11	633.76	13,308.87	125.43	13,185.91
8	13,185.91	659.30	13,845.21	130.48	13,717.30
9	13,717.30	685.87	14,403.17	135.74	14,270.11
10	14,270.11	713.51	14,983.62	141.21	14,845.20

Cumulative Total                                                                                              $1,189.71

Real Estate Securities Portfolio

Annual expense ratio                                 1.31%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$133.42	$10,369.00
2	10,369.00	518.45	10,887.45	138.34	10,751.62
3	10,751.62	537.58	11,289.20	143.44	11,148.35
4	11,148.35	557.42	11,705.77	148.74	11,559.72
5	11,559.72	577.99	12,137.71	154.23	11,986.28
6	11,986.28	599.31	12,585.59	159.92	12,428.57
7	12,428.57	621.43	13,050.00	165.82	12,887.19
8	12,887.19	644.36	13,531.55	171.94	13,362.72
9	13,362.72	668.14	14,030.86	178.28	13,855.81
10	13,855.81	692.79	14,548.60	184.86	14,367.09

Cumulative Total                                                                                              $1,578.98

Science and Technology Portfolio

Annual expense ratio                                 1.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$118.23	$10,384.00
2	10,384.00	519.20	10,903.20	122.77	10,782.75
3	10,782.75	539.14	11,321.89	127.48	11,196.80
4	11,196.80	559.84	11,756.64	132.38	11,626.76
5	11,626.76	581.34	12,208.10	137.46	12,073.23
6	12,073.23	603.66	12,676.89	142.74	12,536.84
7	12,536.84	626.84	13,163.68	148.22	13,018.25
8	13,018.25	650.91	13,669.16	153.91	13,518.16
9	13,518.16	675.91	14,194.07	159.82	14,037.25
10	14,037.25	701.86	14,739.11	167.39	14,576.28

Cumulative Total                                                                                             $1,410.39

Small Cap Growth Portfolio

Annual expense ratio                                1.14%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$116.20	$10,386.00
2	10,386.00	519.30	10,905.30	120.69	10,786.90
3	10,786.90	539.35	11,326.25	125.34	11,203.27
4	11,203.27	560.16	11,763.43	130.18	11,635.72
5	11,635.72	581.79	12,217.51	135.21	12,084.86
6	12,084.86	604.24	12,689.10	140.43	12,551.33
7	12,551.33	627.57	13,178.90	145.85	13,035.82
8	13,035.82	651.79	13,687.61	151.48	13,539.00
9	13,539.00	676.95	14,215.95	157.32	14,061.60
10	14,061.60	703.08	14,764.68	164.83	14,604.38

Cumulative Total                                                                                              $1,387.52

Small Cap Value Portfolio

Annual expense ratio                                1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total                                                                                             $1,431.79

Value Portfolio

Annual expense ratio                                   1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	15,150.46	657.52	13,807.98	135.47	13,675.17
9	13,675.17	683.76	14,358.93	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total                                                                                             $1,236.24

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
         UMB Bank, n. a.
         928 Grand Boulevard
         Kansas City, Missouri 64106

Legal Counsel
          Kirkpatrick & Lockhart Preston Gates Ellis LLP
         1601 K Street, N.W.
         Washington, D.C. 20006

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         1100 Walnut, Suite 3300
         Kansas City, Missouri 64106

Investment Manager
         Waddell & Reed Investment Management Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Transfer Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Accounting Services Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Our INTERNET address is:
         http://www.waddell.com

An Overview of the Portfolios .......................

Additional Information about Principal Investment

Strategies, Other Investments and Risks............

The Management of the Portfolios ..................

Purchases and Redemptions .........................

Net Asset Value .......................................

Dividends and Distributions .........................

Financial Highlights ..................................

W&R Target Funds, Inc.

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Fund's SEC file number is: 811-5017.

W&R TARGET FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

May 1, 2007

PROSPECTUS

W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund, that has twenty separate portfolios, (each, a Portfolio, collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers 13 Portfolios of the Fund.

Asset Strategy Portfolio seeks high total return over the long term.

Balanced Portfolio seeks, as a primary objective, current income, with a secondary objective of long-term appreciation of capital.

Core Equity Portfolio seeks capital growth and income.

Global Natural Resources Portfolio seeks to provide long-term growth. Any income realized will be incidental.

Growth Portfolio seeks capital growth, with a secondary objective of current income.

International Growth Portfolio seeks, as a primary objective, long-term appreciation of capital, with a secondary objective of current income.

International Value Portfolio seeks long-term capital growth.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Mid Cap Growth Portfolio seeks to provide growth of your investment.

Science and Technology Portfolio seeks long-term capital growth.

Small Cap Growth Portfolio seeks growth of capital.

Small Cap Value Portfolio seeks long-term accumulation of capital.

Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Asset Strategy Portfolio

An Overview of the Portfolio

Objective

Asset Strategy Portfolio seeks high total return over the long term.

Principal Strategy

Asset Strategy Portfolio seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate or U.S. government debt securities, with remaining maturities of more than three years. This investment type may include a significant amount, up to 35% of the Portfolio's total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Ba and below by Moody's Investors Service, Inc. (Moody's) or unrated bonds deemed by WRIMCO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of three years or less, including higher quality money market instruments.
  Within each of these investment types, the Portfolio may invest in domestic and foreign securities; therefore, the Portfolio may invest up to 100% of its assets in foreign securities.

Although the Portfolio may allocate from 0-100% of its assets among stocks, bonds and short-term instruments, it typically selects a mix which represents the way the Portfolio's investments will be allocated over the long term. Generally, the Portfolio will invest in a mix of: 70% in stocks, 25% in bonds, and 5% in short-term instruments. This mix will vary over shorter time periods as WRIMCO changes the Portfolio's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Asset Strategy Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign exchange rates, which may affect the value of the foreign securities the Portfolio holds an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the value of investments in derivatives may not correlate perfectly with the overall securities markets, and derivatives are subject to counterparty risk the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As noted, the Portfolio may invest up to 100% of its assets in foreign securities. Investing in foreign securities presents additional risks such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Investments by the Portfolio in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Asset Strategy Portfolio may be appropriate for you. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Asset Strategy Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	14.01%
1998	9.95%
1999	22.96%
2000	22.53%
2001	-9.96%
2002	3.28%
2003	11.47%
2004	13.30%
2005	24.27%
2006	20.15%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -7.40% (the first quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Asset Strategy
Portfolio	20.15%	14.26%	12.72%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Citigroup Broad
Investment Grade Index[1]	4.33%	5.10%	6.26%
Citigroup Short-Term
Index for One Month Certificates
of Deposit[1]	5.15%	2.56%	4.00%
Lipper Variable Annuity
Flexible Portfolio Funds
Universe Average[2]	10.31%	8.09%	9.10%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Asset Strategy Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.02%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259

Balanced Portfolio

An Overview of the Portfolio

Objectives

Balanced Portfolio seeks, as a primary objective, to provide current income to the extent that, in the opinion of WRIMCO, the Portfolio's investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that usually issue dividend-producing securities. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Portfolio's debt holdings are either securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Portfolio may invest in both domestic and, to a lesser extent, foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO typically uses a bottom-up approach and looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of the stock. WRIMCO also considers a company's potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income, to reduce the Portfolio's position, or to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an issuer of a debt security or other fixed income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher yielding bonds held by the Portfolio as well as a decline in its income the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Balanced Portfolio may be appropriate for investors seeking current income and the potential for long-term appreciation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	18.49%
1998	8.67%
1999	10.14%
2000	7.14%
2001	-5.94%
2002	-8.41%
2003	19.09%
2004	8.93%
2005	5.01%
2006	11.21%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -8.36% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Balanced
Portfolio	11.21%	6.77%	7.09%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Citigroup Treasury/Government
Sponsored/Credit Index[1]	3.85%	5.23%	6.31%
Lipper Variable Annuity Mixed-Asset
Target Allocation Growth
Funds Universe Average[2]	11.67%	6.37%	7.18%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Balanced Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Core Equity Portfolio

An Overview of the Portfolio

Objectives

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap U.S. and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO, the Portfolio's investment manager, expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company. The Portfolio may invest up to 20% of its net assets in foreign securities.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

  position in the global economy
  profitability record
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential and/or the prospect of continued dividend payments. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Core Equity Portfolio may be appropriate for investors who seek capital growth and income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	26.16%
1998	21.14%
1999	12.52%
2000	9.28%
2001	-14.91%
2002	-21.63%
2003	17.27%
2004	9.57%
2005	9.01%
2006	16.99%

In the period shown in the chart, the highest quarterly return was 14.53% (the first quarter of 1998) and the lowest quarterly return was -16.39% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Core Equity
Portfolio	16.99%	5.13%	7.46%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Lipper Variable Annuity Large-Cap
Core Funds Universe Average[2]	13.29%	5.22%	6.71%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Core Equity Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.07%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.65% and the Total Annual Portfolio Operating Expenses would have been 1.02%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Global Natural Resources Portfolio

An Overview of the Portfolio

Objective

Global Natural Resources Portfolio seeks to provide long-term growth. Any income realized will be incidental.

Principal Strategies

Global Natural Resources Portfolio invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (including common stock, preferred stock and securities convertible into common stock) of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling companies)
  alternate energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Portfolio's investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up approach. Mackenzie targets companies for investment that, in Mackenzie's opinion, have strong management and financial positions, and seeks to add balance with established low-cost, low-debt producers and positions that are based on anticipated commodity price trends. The Portfolio seeks to be diversified internationally and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio's assets in North America, international exposure may exceed 50% of the Portfolio's assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Portfolio's assets. The Portfolio may also have exposure to emerging markets. The Portfolio may use derivative instruments to hedge some or all of its foreign currency exposure resulting from its strategy of international diversification. In determining to what extent the currency exposure is hedged, Mackenzie considers the total exposure of the Portfolio to a specific currency and its perceived potential risks of individual currencies.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Global Natural Resources Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio. (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected many of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Portfolio can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Portfolio could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities in the Portfolio's holdings, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets and derivatives are subject to counterparty risk the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  Mackenzie's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold, exposes the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings.

Investing in foreign securities presents additional risks such as foreign currency fluctuations and political or economic conditions affecting foreign countries. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Global Natural Resources Portfolio may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Global Natural Resources Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total returns for the periods shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2006	25.49%

In the period shown in the chart, the highest quarterly return was 15.35% (the first quarter of 2006) and the lowest quarterly return was -4.64% (the third quarter of 2006).

Average Annual Total Returns

as of December 31, 2006

		Life of
	1 Year	Portfolio*
Shares of Global Natural Resources
Portfolio (began on 4-28-05)	25.49%	31.45%
Morgan Stanley Capital International
Commodity-Related Index[1]	21.48%	28.92%
Lipper Variable Annuity Natural Resources
Funds Universe Average[2]	19.46%	33.41%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Global Natural Resources Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Portfolio Operating Expenses	1.51%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$154	$477	$824	$1,802

Growth Portfolio

An Overview of the Portfolio

Objectives

Growth Portfolio seeks capital growth, with current income as a secondary objective.

Principal Strategies

Growth Portfolio seeks to achieve its primary objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented large to medium sized U.S. and, to a lesser extent, foreign companies that WRIMCO, the Portfolio's investment manager, believes have appreciation possibilities, and are of higher quality. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. Although WRIMCO anticipates the majority of the Portfolio's investments to be in large-cap companies (companies with market capitalizations of at least $8 billion), the Portfolio may invest in companies of any size.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Portfolio and seeks companies that have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. It attempts to focus on companies with sustainable competitive advantages in their industries as well as the following factors:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

WRIMCO may also analyze the demands of investors for the security relative to its price. WRIMCO may select a security when it anticipates a development that might have an effect on the value of the security.

In general, WRIMCO may sell a security when a company, in WRIMCO's opinion, experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Growth Portfolio may be appropriate for investors seeking long-term investment growth. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	21.45%
1998	27.31%
1999	34.35%
2000	1.41%
2001	-14.34%
2002	-21.30%
2003	23.06%
2004	3.31%
2005	11.23%
2006	5.04%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -16.54% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Growth Portfolio	5.04%	3.17%	7.75%
Russell 1000® Growth Index[1]	9.09%	2.70%	5.46%
Lipper Variable Annuity Large-Cap
Growth Funds Universe Average[2]	6.31%	2.69%	6.05%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.99%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.67% and the Total Annual Portfolio Operating Expenses would have been 0.97%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

International Growth Portfolio

An Overview of the Portfolio

Objectives

International Growth Portfolio seeks, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.

Principal Strategies

International Growth Portfolio seeks to achieve its objectives by investing primarily in common stocks of foreign companies that WRIMCO, the Portfolio's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, and may invest in companies of any size.

WRIMCO utilizes a research-based investment process that blends top-down global economic analysis and bottom-up stock selection. After identifying promising opportunities around the world, WRIMCO seeks strong companies in industries which it believes are growing faster than their underlying economies. WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

  a company's growth and earnings potential
  a company's financials, including cash flow
  management of the company
  industry position of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investment choices. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

International Growth Portfolio may be appropriate for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the International Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	16.70%
1998	33.89%
1999	65.58%
2000	-23.66%
2001	-22.23%
2002	-18.15%
2003	24.90%
2004	14.00%
2005	16.47%
2006	20.99%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -16.85% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of International Growth
Portfolio	20.99%	10.43%	9.69%
Morgan Stanley Capital
International EAFE Index[1]	26.34%	14.98%	7.71%
Lipper Variable Annuity International
Growth Funds Universe Average[2]	24.61%	13.89%	7.97%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.21%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.82% and the Total Annual Portfolio Operating Expenses would have been 1.18%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

International Value Portfolio

An Overview of the Portfolio

Objective

International Value Portfolio seeks long-term capital growth.

Principal Strategies

International Value Portfolio seeks to achieve its objective by investing primarily in equity securities of small, medium and large sized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign equity securities and at least 65% of its total assets in issuers of at least three foreign countries.

In selecting equity securities for the Portfolio, Templeton Investment Counsel, LLC, (Templeton) the Portfolio's investment subadvisor, performs a bottom-up company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton employs a long term approach and concentrates on the market price of a company relative to its view regarding the company's long-term earnings, asset value and cash flow potential. Templeton also considers a company's historical value measures, including price/earnings ratios, profit margins and liquidation value.

Generally, in determining whether to sell a security, Templeton uses the same type of analysis that it uses in buying securities. For example, Templeton may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's position, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of securities the Portfolio holds the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  Templeton's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

International Value Portfolio may be appropriate for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in International Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. Effective December 1, 2004, the name of the Portfolio changed to International Value Portfolio. The Portfolio would have substantially similar annual returns because the shares are invested in a similar portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target International Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	11.94%
1998	6.61%
1999	21.43%
2000	0.81%
2001	-11.21%
2002	-17.82%
2003	46.85%
2004	22.68%
2005	11.16%
2006	29.61%

In the period shown in the chart, the highest quarterly return was 25.19% (the second quarter of 2003) and the lowest quarterly return was -23.85% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of International Value
Portfolio	29.61%	16.36%	10.71%
Morgan Stanley Capital
International All Country World
(excluding U.S.A.) Index[1]	27.16%	16.88%	8.59%
Lipper Variable Annuity International
Value Funds Universe Average[2]	26.89%	15.88%	9.45%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Micro Cap Growth Portfolio

An Overview of the Portfolio

Objective

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies are typically companies with market capitalizations below $1 billion. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates (WSA), the Portfolio's investment subadvisor, seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's position, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the impact of the Portfolio's investments in initial public offerings (IPOs)
  WSA's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small-sized companies may be greater than that for medium or large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as micro cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Micro Cap Growth Portfolio may be appropriate for investors seeking long-term capital appreciation from investments in faster-growing, potentially more volatile companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Micro Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio which was reorganized as the W&R Target Micro Cap Growth Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in a similar portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Micro Cap Growth Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	13.44%
1999	148.76%
2000	-21.05%
2001	-11.33%
2002	-43.64%
2003	54.41%
2004	10.05%
2005	20.87%
2006	12.26%

In the period shown in the chart, the highest quarterly return was 82.84% (the fourth quarter of 1999) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Micro Cap Growth
Portfolio (began on 10-01-1997)	12.26%	5.38%	9.04%
Russell 2000® Growth Index[1]	13.34%	6.93%	2.96%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	11.12%	5.51%	5.27%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from September 30, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.33%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Mid Cap Growth Portfolio

An Overview of the Portfolio

Objective

Mid Cap Growth Portfolio seeks to provide growth of your investment.

Principal Strategies

Mid Cap Growth Portfolio seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO, the Portfolio's investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid-cap companies, which are typically companies with market capitalizations that range between $1 billion and $18 billion.

In selecting companies, WRIMCO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a security, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings, cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, WRIMCO considers many factors, including excessive valuation given company prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Mid Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected potentially greater price volatility of the equity securities of small to mid cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Investing a majority of the Portfolio's holdings in a single asset class such as mid cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

Market risk for small to medium sized companies may be greater than that for large companies. Small to medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of small to medium sized companies may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Mid Cap Growth Portfolio may be appropriate for investors who are willing to accept greater risks than are present with many other mutual funds. This Portfolio may not be suitable for all investors. The Portfolio is not intended for investors who desire assured income and conservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Mid Cap Growth Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total returns for the periods shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2006	8.56%

In the period shown in the chart, the highest quarterly return was 7.48% (the first quarter of 2006) and the lowest quarterly return was -4.71% (the second quarter of 2006).

Average Annual Total Returns

as of December 31, 2006

		Life of
	1 Year	Portfolio*
Shares of Mid Cap Growth
Portfolio (began on 4-28-05)	8.56%	17.84%
Russell Mid Cap Growth Index[1]	10.67%	17.75%
Lipper Variable Annuity Mid-Cap Growth
Funds Universe Average[2]	8.66%	16.90%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Mid Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.30%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.28%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$132	$412	$713	$1,568

Science and Technology Portfolio

An Overview of the Portfolio

Objective

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's position, take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Science and Technology Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Science and Technology Portfolio may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies. This Portfolio is not suitable for all investors. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	46.05%
1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Science and Technology
Portfolio (began on 04-04-1997)	7.87%	7.83%	17.26%
Goldman Sachs Technology
Industry Composite Index[1]	8.99%	1.06%	6.85%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	10.02%	1.70%	7.19%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from March 31, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Science and Technology Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Small Cap Growth Portfolio

An Overview of the Portfolio

Objective

Small Cap Growth Portfolio seeks growth of capital.

Principal Strategies

Small Cap Growth Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO, the Portfolio's investment manager, utilizes a bottom-up stock picking process focusing on companies which it believes have long term growth potential coupled with superior financial characteristics. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Small Cap Growth Portfolio may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	31.53%
1998	10.87%
1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%
2004	14.29%
2005	12.88%
2006	5.05%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Small Cap Growth
Portfolio	5.05%	7.55%	10.63%
Russell 2000® Growth Index[1]	13.34%	6.93%	4.89%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	11.12%	5.51%	7.03%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.14%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Small Cap Value Portfolio

An Overview of the Portfolio

Objective

Small Cap Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Cap Value Portfolio seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Portfolio's total assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks but may also include preferred stock and other securities convertible into equity securities. The Portfolio's purchase of equity securities may also include common stocks that are part of initial public offerings.

In selecting equity securities for the Portfolio, the Portfolio's investment subadvisor, BlackRock Capital Management, Inc. (BlackRock), searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company's financial condition, business prospects, competitive position and business strategy. BlackRock looks for companies with multiple strategies for enhancing shareholder value, such as launching new products, restructuring debt, or changes in management.

The Portfolio will typically sell a stock when it reaches what BlackRock believes to be its full value, when its fundamental factors have deteriorated, it has performed below BlackRock's expectations or it has reversed the catalyst for change identified by BlackRock. BlackRock may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the value of a security believed by BlackRock to be undervalued may never reach what BlackRock believes is its full value, or such security's value may decrease the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  BlackRock's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Small Cap Value Portfolio may be appropriate for investors seeking long-term accumulation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Small Cap Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Small Company Value Portfolio which was reorganized as the W&R Target Small Cap Value Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed only to the extent that the Portfolio had different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Small Cap Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

State Street Research & Management served as the investment subadvisor to Small Cap Value Portfolio until January 31, 2005, when BlackRock Financial Management, Inc. became the Portfolio's investment subadvisor. Since January 20, 2006, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., has served as the Portfolio's investment subadvisor.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	-6.75%
1999	-3.07%
2000	28.00%
2001	15.58%
2002	-19.98%
2003	49.48%
2004	15.02%
2005	4.15%
2006	16.84%

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Small Cap Value
Portfolio (began on 10-01-1997)	16.84%	10.86%	9.37%
Russell 2000® Value Index[1]	23.46%	15.39%	11.29%
Lipper Variable Annuity Small-Cap
Value Funds Universe Average[2]	17.31%	13.71%	10.94%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Value Portfolio

An Overview of the Portfolio

Objective

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued U.S. and, to a lesser extent, foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, the Portfolio's investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in large-cap companies (companies with market capitalizations of at least $8 billion), it may invest in securities of any size company.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Portfolio, WRIMCO evaluates market risk, interest rate trends and the economic climate. It considers numerous factors in its analysis of issuers and stocks, including the following:

  intrinsic value of the company not reflected in the stock price historical earnings growth
  future expected earnings growth
  company's position in its respective industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential

WRIMCO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the value of a security believed by WRIMCO to be undervalued may never reach what WRIMCO believes is its full value, or such security's value may decrease the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Value Portfolio may be appropriate for investors who seek long-term capital appreciation. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2002	-12.70%
2003	25.11%
2004	14.70%
2005	4.42%
2006	16.88%

In the period shown in the chart, the highest quarterly return was 12.95% (the fourth quarter of 2003) and the lowest quarterly return was -12.95% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Value
Portfolio (began on 05-01-2001)	16.88%	8.86%	8.16%
Russell 1000® Value Index[1]	22.25%	10.86%	10.62%
Lipper Variable Annuity Large-Cap
Value Funds Universe Average[2]	19.00%	7.73%	6.34%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.01%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Additional Information about Principal Investment Strategies, Other Investments and Risks

Asset Strategy Portfolio: The Portfolio seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds and short-term instruments of both foreign and domestic issuers, as the Portfolio may invest up to 100% of its assets in foreign securities. The Portfolio may invest in any market that WRIMCO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each investment type. Some types of investments, such as indexed securities, may fall into more than one asset class. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's objective. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

The Portfolio may also seek to reduce or hedge the risks of investing in certain gold related securities by investing in options on gold or in futures contracts on gold.

As a temporary defensive measure, the Portfolio may increase its holdings in bonds or short-term instruments when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value; the Portfolio may also invest in derivative instruments for defensive as well as hedging or speculative purposes. WRIMCO may, as a temporary defensive measure, invest up to all of the Portfolio's assets in:

  money market instruments rated in one of the two highest rating categories by any NRSRO or, if unrated, securities judged by WRIMCO to be of equivalent quality precious metals

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Risks. An investment in Asset Strategy Portfolio is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Balanced Portfolio: The Portfolio seeks to achieve its primary objective of providing current income, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its objectives.

The Portfolio owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Portfolio's debt holdings are either U.S. government securities or investment grade corporate bonds, that include bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest. The Portfolio may also purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objectives.

Risks. An investment in Balanced Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Core Equity Portfolio: The Portfolio seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality U.S. and foreign companies that are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Portfolio will achieve its objectives.

From a top-down perspective, WRIMCO focuses on the industrialization of emerging economies, while through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (typically, investment grade, that is, bonds rated BBB and higher by Moody's or, if unrated, deemed by WRIMCO to be of equivalent quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Risks. An investment in Core Equity Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Global Natural Resources Portfolio: The Portfolio seeks to achieve its objective of long-term growth by investing primarily in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Mackenzie targets for investment well-managed companies that Mackenzie expects to increase shareholder value through successful exploration and development of natural resources, balancing the Portfolio's holdings with low-cost, low-debt producers and positions that are based on anticipated commodity price trends. Mackenzie places additional emphasis on sectors that are out of favor but appear to offer the most significant recovery potential over a one to three year period. Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Portfolio's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce portfolio volatility.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements). The Portfolio may also invest in precious metals and other physical commodities.

The Portfolio may from time to time take a temporary defensive position, and invest without limitation in U.S. government securities, investment-grade debt securities, and cash and cash equivalents such as commercial paper, short term notes and other money market securities. However, by taking a temporary defensive position the Portfolio may not achieve its investment objective.

Risks. An investment in Global Natural Resources Portfolio is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Growth Portfolio: The Portfolio seeks to achieve its primary objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large to medium sized U.S. and, to a lesser extent, foreign companies that WRIMCO believes have both appreciation possibilities and sustainable competitive advantages, and that WRIMCO believes are of higher quality. There is no guarantee, however, that the Portfolio will achieve its objective.

In selecting securities for the Portfolio, WRIMCO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. WRIMCO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, WRIMCO concentrates on profitability, capital intensity, cash flow and calculation measures, as well as earnings growth rates. WRIMCO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (i.e., demographics, deregulation, capital spending trends, etc.).

The Portfolio invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Portfolio may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in either debt securities, including commercial paper and short term U.S. government securities, and/or preferred stocks. The Portfolio may also use options and futures contracts for defensive purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

International Growth Portfolio: The Portfolio seeks to achieve its primary objective of long-term capital appreciation and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years. WRIMCO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain its growth rate. The Portfolio may invest in any geographic area and within various sectors. There is no guarantee, however, that the Portfolio will achieve its objectives.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

The Portfolio may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade, that is, bonds rated BBB and higher by S&P or Baa and higher by Moody's or, if unrated, deemed by WRIMCO to be of equivalent quality.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed income market movements).

When WRIMCO believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio's assets in debt securities including commercial paper and short-term U.S. government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Portfolio's assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in International Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

International Value Portfolio: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities of small, medium and large sized foreign companies and governmental agencies which are, in Templeton's opinion, trading at a discount to what Templeton believes the security may be worth. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. There is no guarantee, however, that the Portfolio will achieve its objective.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities for the Portfolio, Templeton performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. As noted, Templeton concentrates primarily on the market price of a company's securities and seeks companies whose securities Templeton believes are undervalued. Templeton also typically considers a company's historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in International Value Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Micro Cap Growth Portfolio: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing primarily in various types of equity securities of micro cap companies. Micro cap companies are typically companies with market capitalizations below $1 billion. The Portfolio may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization.

In selecting equity securities for the Portfolio, WSA primarily looks to a company's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, WSA considers such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Micro Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Mid Cap Growth Portfolio: The Portfolio seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO believes offer above-average growth potential. Mid cap companies are typically companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, WRIMCO considers a company's capitalization at the time the Portfolio acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Portfolio's investment policy. There is no guarantee, however, that the Portfolio will achieve its objective.

As noted, WRIMCO utilizes a bottom-up approach in its selection of securities for the Portfolio, and focuses on companies with strong growth models, profitability and sound capital structures. Other characteristics include the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, strong financial model and leading market position.

In addition to common stocks, the Portfolio may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by WRIMCO to be of equivalent quality. The Portfolio may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Portfolio may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term securities issued by the U.S. government or its agencies or instrumentalities), preferred stocks or both. As well, the Portfolio may choose to invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. The Portfolio may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position the Portfolio may not achieve its investment objective.

Risks. An investment in Mid Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Science and Technology Portfolio: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. The Portfolio may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Science and Technology Portfolio is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Small Cap Growth Portfolio: The Portfolio seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO focuses on long-term growth and superior financial characteristics in its search for companies, thereby focusing on higher quality companies. WRIMCO seeks companies with defensible market positions that are strong niche players, feature the involvement of the founder and demonstrate a strong commitment to shareholders. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's minimum 80% allocation to small cap companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

In addition to common stocks, the Portfolio may also invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. The Portfolio may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Small Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Small Cap Value Portfolio: The Portfolio seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small cap domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's minimum 80% allocation to small cap companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large cap companies (i.e., companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, BlackRock primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that BlackRock believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, BlackRock considers factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that BlackRock believes show potential for sustainable earnings growth above the average market growth rate. The Portfolio's purchases of equity securities may include shares of common stock that are part of a company's IPO.

The Portfolio may invest up to 10% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in Small Cap Value Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Value Portfolio: The Portfolio seeks to achieve its objective of long-term appreciation of capital by primarily investing, for the long term, in the common stocks of large cap U.S. and, to a lesser extent, foreign companies. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company and/or are out of favor in the financial markets but have favorable outlook for capital appreciation. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. WRIMCO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued. As well, WRIMCO attempts to diversify the Portfolio's holdings among sectors in an effort to minimize risk.

The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in high quality growth stocks that WRIMCO believes have been overlooked by the market. The Portfolio does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Portfolio may also invest in derivative instruments, primarily for the purpose of hedging its stock positions.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Value Portfolio is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Additional Investment Considerations

The objective(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor in selecting investments.

Each Portfolio may also invest in and use certain other types of instruments in seeking to achieve its objective(s). For example, a Portfolio is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Each Portfolio may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor may invest a portion of the Portfolio's assets in cash and cash equivalents if WRIMCO or the investment subadvisor is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a portfolio's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. The Portfolio may also pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Portfolio. To the extent the judgment of WRIMCO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options and futures are common types of derivatives that the Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors and collars.

Diversification Risk -- A Portfolio is subject to diversification risk if the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Portfolio is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a portfolio with a more diversified investment portfolio.

Emerging Market Risk -- A Portfolio may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Portfolio's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk -- The Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Portfolio's performance in the near term, however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher rated securities and obligations.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk --Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Portfolio's income.

REIT-Related Risk -- The value of a Portfolio's REIT securities may be adversely affected by changes in the value of the underlying property. In addition, the value of a REIT could be adversely affected if the REIT fails to qualify for tax-free pass-through income treatment under the Code, or maintain its exemption from registration under the 1940 Act.

REOC-Related Risk --A REOC is similar to a REIT in that it is a company that owns and operates commercial real estate, but unlike a REIT it has the freedom to reinvest all its funds from operations back into the company, and, in general, faces fewer restrictions than a REIT. REOCs do not pay any specific level of income as dividends, and there is no minimum restriction on the number of owners nor limits on ownership concentration. The value of a Portfolio's REOC securities may be adversely affected by the same factors that adversely affect REITs. In addition, REOCs do not have the favorable tax treatment that is accorded a REIT.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, WRIMCO also managed the Ivy Funds, Inc. (formerly, W&R Funds, Inc.), which are now managed by Ivy Investment Management Company (IICO) (formerly, Waddell & Reed Ivy Investment Company), an affiliate of WRIMCO. WRIMCO had approximately $32.4 billion in assets under management as of December 31, 2006.

BlackRock Capital Management, Inc. (BlackRock), located at 100 Bellevue Parkway, Wilmington, DE 19809, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Small Cap Value Portfolio pursuant to an agreement with WRIMCO. Together with its affiliates, BlackRock serves as investment adviser to fixed income, equity and liquidity investors in the United States and overseas through fund and institutional accounts with combined total assets as of December 31, 2006, of approximately $1.1 trillion.

Mackenzie Financial Corporation (Mackenzie), 150 Bloor Street West, Suite 400, Toronto, Ontario, Canada M5S 3B5, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Global Natural Resources Portfolio pursuant to an agreement with WRIMCO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of December 31, 2006 had over $61.6 billion Canadian in assets under management.

Templeton Investment Counsel, LLC (Templeton), an investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, International Value Portfolio pursuant to an agreement with WRIMCO. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $208 billion in assets under management as of December 31, 2006.

Wall Street Associates (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO. WSA had approximately $2.5 billion in assets under management as of December 31, 2006.

Asset Strategy Portfolio: Michael L. Avery, Daniel J. Vrabac and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Waddell & Reed Advisors Asset Strategy Portfolio. Mr. Avery has held his responsibilities for Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or IICO serve as investment manager. Mr. Avery has served as Chief Investment Officer of Waddell & Reed Financial, Inc., WRIMCO and IICO since June 2005. Mr. Avery has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Mr. Caldwell has held his responsibilities for Asset Strategy Portfolio since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University, and an MBA with an emphasis in finance from the University of Kansas. He is currently pursuing the Chartered Financial Analyst designation.

Mr. Vrabac has held his responsibilities for Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies managed by WRIMCO or IICO. Mr. Vrabac has been an employee of WRIMCO since May 1994. He earned a BA degree in economics from Duquesne University, and holds an MBA with emphasis in Investments and Finance from Indiana University.

Balanced Portfolio: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since the Portfolio's inception in July 1994. She is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in finance from St. Mary's University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Core Equity Portfolio: Erik R. Becker and Gustav C. Zinn are primarily responsible for the day-to-day management of Core Equity Portfolio, and both have held their Portfolio responsibilities since July 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Core Equity Portfolio since 2003. He has served as portfolio manager for Ivy Core Equity Fund since February 2006, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO and Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998. He had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst, and has served as portfolio manager for Ivy Core Equity Fund since February 2006. He is Vice President of IICO and WRIMCO and Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Global Natural Resources Portfolio: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Global Natural Resources Portfolio. He has managed the Portfolio since its inception April 2005. Mr. Sturm is also primarily responsible for the management of Ivy Global Natural Resources Fund, whose investment adviser is IICO. Mr. Sturm joined Mackenzie in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Growth Portfolio: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Growth Portfolio. Mr. Becker has held his responsibilities for Growth Portfolio since June 2006. He is Senior Vice President of WRIMCO and IICO, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

International Growth Portfolio: Thomas A. Mengel is primarily day-to-day responsible for the management of International Growth Portfolio. Mr. Mengel has been an employee of WRIMCO and has held his responsibilities for International Growth Portfolio since May 1996. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Mengel is a graduate of the University of Berlin with a degree in Business, Finance and Economics.

International Value Portfolio: Edgerton Tucker Scott III is primarily responsible for the day-to-day management of International Value Portfolio and has held his responsibilities for International Value Portfolio since its inception in September 2003. Mr. Scott is Executive Vice President and Research Analyst, Templeton, and served as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc., the predecessor of the International Value Portfolio, since February 2000. He has been with Templeton since September 1996. Mr. Scott is a Chartered Financial Analyst.

Micro Cap Growth Portfolio: The WSA Investment Team is primarily responsible for the day-to-day management of Micro Cap Growth Portfolio. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq and Carl Wiese. Messrs. Jeffery and McCain are the Founding Principals of Wall Street Associates and have held their responsibilities for the Portfolio since the inception of the predecessor fund in October 1997. They have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from the San Diego State University. Messrs. Ariano, Wiese and LeCoq each assumed their management responsibilities for the Portfolio in January 2005. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios with Mr. Jeffery for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. Wiese joined the firm in 2000. He earned a BA in Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Wiese is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago.

Mid Cap Growth Portfolio: Kimberly A. Scott is primarily responsible for the day-to-day management of the Mid Cap Growth Portfolio. She has managed Mid Cap Growth Portfolio since its inception in November 2003. Ms. Scott is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of another investment company managed by WRIMCO. Ms. Scott is also primarily responsible for the management of Waddell & Reed Advisors New Concepts Fund, Inc., whose investment adviser is WRIMCO, and for Ivy Mid Cap Growth Fund, whose investment adviser is IICO. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS degree in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Science and Technology Portfolio: Zachary H. Shafran is primarily responsible for the day-to-day management of Science and Technology Portfolio. Mr. Shafran has held his responsibilities for Science and Technology Portfolio since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Sharfan earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Small Cap Growth Portfolio: Kenneth G. McQuade is primarily responsible for the day-to-day management of the Small Cap Growth Portfolio, and has held his responsibilities for Small Cap Growth Portfolio since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He has been an assistant portfolio manager of separately managed small cap accounts since August 2003, and will continue with these responsibilities in addition to his day-to-day management of the Small Cap Growth Portfolio. Mr. McQuade earned a BS degree in finance from Bradley University.

Small Cap Value Portfolio: Wayne J. Archambo is primarily responsible for the day-to-day management of Small Cap Value Portfolio, and has held his responsibilities for Small Cap Value Portfolio since January 2005. Mr. Archambo, CFA, is Managing Director and Portfolio Manager with BlackRock. Prior to joining BlackRock in 2002, he was a founding partner and Manager of Boston Partners Asset Management, L.P., since that company's inception in 1995. Mr. Archambo graduated from Nichols College with a BS in economics and finance and holds an MBA degree from Babson College. He is a member of the Boston Security Analysts Society, and is a CFA Charter holder.

Value Portfolio: Matthew T. Norris is primarily responsible for the day-to-day management of Value Portfolio. He has held his responsibilities for Value Portfolio since July 2003. Mr. Norris is the Director of Research and a Senior Vice President of WRIMCO and IICO, and Vice President of the Fund. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Asset Strategy Portfolio, Balanced Portfolio, Core Equity Portfolio, Growth Portfolio and Value Portfolio: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

International Growth Portfolio, International Value Portfolio, Mid Cap Growth Portfolio, Science and Technology Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Micro Cap Growth Portfolio: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

Global Natural Resources Portfolio: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Asset Strategy Portfolio and Value Portfolio: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Core Equity Portfolio: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Growth Portfolio: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

International Growth Portfolio: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Mid Cap Growth Portfolio, Science and Technology Portfolio and Small Cap Growth Portfolio: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor.

For the fiscal year ended December 31, 2006, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Asset Strategy Portfolio	0.69%
Balanced Portfolio	0.70%
Core Equity Portfolio	0.69%
Global Natural Resources Portfolio	1.00%
Growth Portfolio	0.69%
International Growth Portfolio	0.84%
International Value Portfolio	0.85%
Micro Cap Growth Portfolio	0.95%
Mid Cap Growth Portfolio*	0.51% including waiver, 0.85% excluding waiver
Science and Technology Portfolio	0.84%
Small Cap Growth Portfolio	0.84%
Small Cap Value Portfolio	0.85%
Value Portfolio	0.69%

*For Portfolios managed solely by WRIMCO, WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

A discussion regarding the basis of the approval by the Board of Directors of the advisory contract of each of the Portfolios is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and, over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commission, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Disinterested Directors to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners indirectly investing in that Portfolio.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Fund, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Fund and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities may also increase the expenses of Waddell & Reed Services Company (WRSCO), the Portfolios' transfer agent, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Global Natural Resources Portfolio, International Growth Portfolio or International Value Portfolio, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Micro Cap Growth Portfolio, Small Cap Growth Portfolio or Small Cap Value Portfolio, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Fund's Board of Directors has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios may also restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

  The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

Certain of the Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Directors. A Portfolio may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Global Natural Resources Portfolio, International Growth Portfolio and International Value Portfolio, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Fund has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by each Portfolio. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Fund's Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Portfolios' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see Market Timing Policy.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year. Dividends for each Portfolio are declared daily and paid annually in December. Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC) for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are separate accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules for variable insurance policies and annuity contracts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and for variable insurance policy and annuity contract diversification rules.

You will find information in the SAI about federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies' separate accounts, no further discussion is included here as to the federal income tax consequences to the Portfolios' shareholders. For information concerning the federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisors.

W&R Target Funds, Inc.

Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements for the fiscal period ended December 31, 2006, is included in the Fund's Annual Report to Shareholders, which is available upon request. The financial highlights of the International Value Portfolio, Micro Cap Growth Portfolio and Small Cap Value Portfolio for the year ended December 31, 2002, were audited by other auditors whose report, dated February 7, 2003, expressed an unqualified opinion on those financial highlights.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

ASSET STRATEGY PORTFOLIO

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$8.8625	$7.6926	$6.9237	$6.3078	$6.2046
	----------	----------	----------	----------	----------
Income from investment operations:
Net investment income	0.0958	0.0836	0.0699	0.0769	0.1005
Net realized and unrealized gain
on investments	1.7042	1.7847	0.8508	0.6469	0.1032
	----------	----------	----------	----------	----------
Total from investment operations	1.8000	1.8683	0.9207	0.7238	0.2037
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0354)	(0.0762)	(0.0990)	(0.0769)	(0.1005)
Capital gains	(1.6255)	(0.6222)	(0.0528)	(0.0310)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.6609)	(0.6984)	(0.1518)	(0.1079)	(0.1005)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.0016	$8.8625	$7.6926	$6.9237	$6.3078
	======	======	======	======	======
Ratios/Supplemental Data
Total return	20.15%	24.27%	13.30%	11.47%	3.28%
Net assets, end of period
(in millions)	$602	$416	$282	$227	$167
Ratio of expenses to
average net assets
including expense waiver	1.02%	1.03%	1.06%	1.03%	1.04%
Ratio of net investment
income to average net assets
including expense waiver	1.16%	1.10%	1.02%	1.27%	1.90%
Ratio of expenses to
average net assets
excluding expense waiver	1.03%	1.03%[1]	1.06%[1]	1.03%[1]	1.04%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.15%	1.10%[1]	1.02%[1]	1.27%[1]	1.90%[1]
Portfolio turnover rate	148%	79%	118%	224%	95%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BALANCED PORTFOLIO

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$7.9631	$7.6783	$7.1491	$6.0423	$6.7224
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1224	0.0999	0.1096	0.0467	0.1145
Net realized and unrealized gain
(loss) on investments	0.7704	0.2851	0.5292	1.1068	(0.6801)
	----------	----------	----------	----------	----------
Total from investment operations	0.8928	0.3850	0.6388	1.1535	(0.5656)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.1207)	(0.1002)	(0.1096)	(0.0467)	(0.1145)
Capital gains	(0.0296)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.1503)	(0.1002)	(0.1096)	(0.0467)	(0.1145)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$8.7056	$7.9631	$7.6783	$7.1491	$6.0423
	======	======	======	======	======
Ratios/Supplemental Data
Total return	11.21%	5.01%	8.93%	19.09%	-8.41%
Net assets, end of period
(in millions)	$565	$582	$628	$615	$168
Ratio of expenses to
average net assets	1.01%	1.01%	1.02%	1.00%	1.01%
Ratio of net investment
income to average
net assets	1.37%	1.20%	1.45%	1.37%	1.79%
Portfolio turnover rate	28%	52%	39%	43%	58%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

CORE EQUITY PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$11.1221	$10.2369	$ 9.3996	$8.0720	$10.3608
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0805	0.0358	0.0622	0.0662	0.0476
Net realized and unrealized gain
(loss) on investments	1.8084	0.8859	0.8373	1.3276	(2.2888)
	----------	----------	----------	----------	----------
Total from investment operations	1.8889	0.9217	0.8995	1.3938	(2.2412)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.1093)	(0.0365)	(0.0622)	(0.0662)	(0.0476)
Capital gains	(0.3532)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.4625)	(0.0365)	(0.0622)	(0.0662)	(0.0476)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$12.5485	$11.1221	$10.2369	$9.3996	$ 8.0720
	=======	======	======	=======	=======
Ratios/Supplemental Data
Total return	16.99%	9.01%	9.57%	17.27%	-21.63%
Net assets, end of period
(in millions)	$762	$723	$737	$736	$650
Ratio of expenses to
average net assets
including expense waiver	0.99%	1.01%	1.01%	1.00%	0.99%
Ratio of net investment
income to average net assets
including expense waiver	0.62%	0.32%	0.62%	0.78%	0.50%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	1.01%[1]	1.01%[1]	1.00%[1]	0.99%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.61%	0.32%[1]	0.62%[1]	0.78%[1]	0.50%[1]
Portfolio turnover rate	103%	62%	54%	49%	38%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL NATURAL RESOURCES PORTFOLIO

	For the	For the
	fiscal year	period from
	ended	4-28-05[1]
	December 31,	through
	2006	12-31-05
	----------------	------------
Per-Share Data
Net asset value,
beginning of period	$6.2719	$5.0000
	---------	---------
Income (loss) from investment operations:
Net investment income (loss)	0.0295	(0.0112)
Net realized and unrealized gain
on investments	1.5690	1.3132
	---------	---------
Total from investment operations	1.5985	1.3020
	---------	---------
Less distributions from:
Net investment income	(0.0235)	(0.0000)
Capital gains	(0.2758)	(0.0301)
	---------	----------
Total distributions	(0.2993)	(0.0301)
	---------	---------

Net asset value,
end of period	$7.5711	$6.2719
	=======	=======
Ratios/Supplemental Data
Total return	25.49%	26.04%
Net assets, end of period (in millions)	$90	$32
Ratio of expenses to average net assets	1.51%	2.17%[2]
Ratio of net investment income (loss) to
average net assets	0.53%	-0.60%[2]
Portfolio turnover rate	111%	66%

[1]Commencement of operations.
[2]Annualized.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$9.3125	$8.3728	$8.1267	$6.6041	$8.3923
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	(0.0001)	(0.0029)	0.0228	(0.0048)	0.0009
Net realized and unrealized gain
(loss) on investments	0.4689	0.9429	0.2460	1.5275	(1.7882)
	----------	----------	----------	----------	----------
Total from investment operations	0.4688	0.9400	0.2688	1.5227	(1.7873)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.7813	$9.3125	$8.3728	$8.1267	$6.6041
	======	======	======	======	======
Ratios/Supplemental Data
Total return	5.04%	11.23%	3.31%	23.06%	-21.30%
Net assets, end of period
(in millions)	$1,177	$1,252	$1,252	$1,283	$705
Ratio of expenses to
average net assets
including expense waiver	0.99%	1.00%	1.00%	0.99%	0.99%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.00%	-0.03%	0.27%	-0.09%	0.01%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	1.00%[1]	1.00%[1]	0.99%[1]	0.99%[1]
Ratio of net investment
income (loss) to average net assets
excluding expense waiver	-0.01%	-0.03%[1]	0.27%[1]	-0.09%[1]	0.01%[1]
Portfolio turnover rate	67%	59%	81%	59%	41%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL GROWTH PORTFOLIO
(formerly, International Portfolio)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$7.5943	$6.6534	$5.8722	$4.7683	$5.8536
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0672	0.0493	0.0367	0.0833	0.0227
Net realized and unrealized gain
(loss) on investments	1.5263	1.0465	0.7853	1.1039	(1.0853)
	----------	----------	----------	----------	----------
Total from investment operations	1.5935	1.0958	0.8220	1.1872	(1.0626)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0525)	(0.1549)	(0.0408)	(0.0833)	(0.0227)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0525)	(0.1549)	(0.0408)	(0.0833)	(0.0227)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.1353	$7.5963	$6.6534	$5.8722	$4.7683
	======	======	======	======	======
Ratios/Supplemental Data
Total return	20.99%	16.47%	14.00%	24.90%	-18.15%
Net assets, end of period
(in millions)	$245	$206	$187	$170	$139
Ratio of expenses to
average net assets
including expense waiver	1.20%	1.21%	1.20%	1.24%	1.30%
Ratio of net investment
income to average net assets
including expense waiver	0.81%	0.67%	0.59%	1.70%	0.41%
Ratio of expenses to
average net assets
excluding expense waiver	1.21%	1.21%[1]	1.20%[1]	1.24%[1]	1.30%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.80%	0.67%[1]	0.59%[1]	1.70%[1]	0.41%[1]
Portfolio turnover rate	96%	86%	81%	131%	116%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$19.1711	$19.1681	$15.8947	$11.0000	$13.4000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.4593	0.3199	0.2759	0.2558	0.2000
Net realized and unrealized gain
(loss) on investments	5.2176	1.8192	3.3285	4.8829	(2.6000)
	----------	----------	----------	----------	----------
Total from investment operations	5.6769	2.1391	3.6044	5.1387	(2.4000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.4097)	(0.4226)	(0.1850)	(0.2440)	(0.0000)
Capital gains	(1.6589)	(1.7135)	(0.1460)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(2.0686)	(2.1361)	(0.3310)	(0.2440)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$22.7794	$19.1711	$19.1681	$15.8947	$11.0000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	29.61%	11.16%	22.68%	46.85%	-17.82%
Net assets, end of period
(in millions)	$589	$463	$401	$324	$223
Ratio of expenses to
average net assets	1.18%	1.19%	1.19%	1.07%	0.99%
Ratio of net investment
income to average
net assets	2.13%	1.63%	1.65%	2.03%	1.87%
Portfolio turnover rate	29%	23%	31%	35%	33%

*The information shown for periods prior to September 22, 2003 is that for Advantus International Portfolio of Advantus Series Fund, Inc., the predecessor of the International II Portfolio, now known as International Value Portfolio.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

MICRO CAP GROWTH PORTFOLIO*

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.8866	$14.7992	$13.4476	$ 8.7000	$15.5000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.2064)	(0.1737)	(0.1794)	(0.1178)	(0.1000)
Net realized and unrealized gain
(loss) on investments	2.3994	3.2611	1.5310	4.8654	(6.7000)
	----------	----------	----------	----------	----------
Total from investment operations	2.1930	3.0874	1.3516	4.7476	(6.8000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$20.0796	$17.8866	$14.7992	$13.4476	$ 8.7000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	12.26%	20.87%	10.05%	54.41%	-43.64%
Net assets, end of period
(in millions)	$60	$53	$41	$41	$25
Ratio of expenses to
average net assets including
voluntary expense waiver	1.32%	1.35%	1.35%	1.37%	1.34%
Ratio of net investment
loss to average
net assets including
voluntary expense waiver	-1.06%	-1.15%	-1.26%	-1.17%	-1.10%
Ratio of expenses to
average net assets excluding
voluntary expense waiver	1.32%[1]	1.35%[1]	1.35%[1]	1.51%	1.45%
Ratio of net investment
loss to average
net assets excluding
voluntary expense waiver	-1.06%[1]	-1.15%[1]	-1.26%[1]	-1.31%	-1.21%
Portfolio turnover rate	60%	54%	65%	74%	68%

*The information shown for periods prior to September 22, 2003 is that for Advantus Micro-Cap Growth Portfolio of Advantus Series Fund, Inc., the predecessor of the Micro Cap Growth Portfolio.
[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

MID CAP GROWTH PORTFOLIO

	For the	For the
	fiscal year	period from
	ended	4-28-05[1]
	December 31,	through
	2006	12-31-05
	----------------	----------------
Per-Share Data
Net asset value,
beginning of period	$6.0653	$5.0000
	-----------	---------
Income from investment operations:
Net investment income	0.0164	0.0064
Net realized and unrealized gain
on investments	0.5025	1.0589
	---------	---------
Total from investment operations	0.5189	1.0653
	---------	---------
Less distributions from:
Net investment income	(0.0223)	(0.0000)
Capital gains	(0.0018)	(0.0000)
	---------	----------
Total distributions	(0.0241)	(0.0000)
	---------	---------

Net asset value,
end of period	$6.5601	$6.0653
	=======	=======
Ratios/Supplemental Data
Total return	8.56%	21.31%
Net assets, end of period (in millions)	$37	$13
Ratio of expenses to average net assets
including voluntary expense waiver	0.97%	0.69%[2]
Ratio of net investment income to
average net assets including
voluntary expense waiver	0.45%	0.33%[2]
Ratio of expenses to average net assets
excluding voluntary expense waiver	1.31%	1.54%[2]
Ratio of net investment income to
average net assets excluding
voluntary expense waiver	0.11%	-0.51%[2]
Portfolio turnover rate	23%	11%

[1]Commencement of operations.
[2]Annualized.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SCIENCE AND TECHNOLOGY PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$16.8844	$14.4014	$12.3883	$ 9.4961	$12.4927
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.1178)	(0.1145)	(0.0751)	(0.0521)	(0.0245)
Net realized and unrealized gain
(loss) on investments	1.4468	2.5975	2.0882	2.9443	(2.9720)
	----------	----------	----------	----------	----------
Total from investment operations	1.3290	2.4830	2.0131	2.8922	(2.9965)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Capital gains	(0.4964)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.4964)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$17.7170	$16.8844	$14.4014	$12.3883	$ 9.4961
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	7.87%	17.25%	16.25%	30.46%	-23.99%
Net assets, end of period
(in millions)	$352	$361	$322	$268	$195
Ratio of expenses to
average net assets
including expense waiver	1.17%	1.17%	1.17%	1.16%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.65%	-0.74%	-0.59%	-0.52%	-0.23%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%[1]	1.17%[1]	1.16%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.66%	-0.74%[1]	-0.59%[1]	-0.52%[1]	-0.23%[1]
Portfolio turnover rate	71%	104%	107%	116%	92%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.4866	$9.6810	$8.4703	$6.2388	$7.9770
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.0584)	(0.0647)	(0.0741)	(0.0485)	(0.0458)
Net realized and unrealized gain
(loss) on investments	0.5883	1.3116	1.2848	2.2800	(1.6924)
	----------	----------	----------	----------	----------
Total from investment operations	0.5299	1.2469	1.2107	2.2315	(1.7382)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(1.0416)	(0.4413)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.0416)	(0.4413)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.9749	$10.4866	$9.6810	$8.4703	$6.2388
	======	======	======	======	======
Ratios/Supplemental Data
Total return	5.05%	12.88%	14.29%	35.77%	-21.79%
Net assets, end of period
(in millions)	$555	$606	$589	$544	$279
Ratio of expenses to
average net assets
including expense waiver	1.15%	1.16%	1.17%	1.15%	1.15%
Ratio of net investment
loss to average net assets
including expense waiver	-0.55%	-0.63%	-0.82%	-0.88%	-0.66%
Ratio of expenses to
excluding expense waiver	1.16%	1.16%[1]	1.17%[1]	1.15%[1]	1.15%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.56%	-0.63%[1]	-0.82%[1]	-0.88%[1]	-0.66%[1]
Portfolio turnover rate	94%	71%	96%	86%	35%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	---------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$14.5826	$16.6329	$15.2013	$10.2000	$12.7000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0226	0.0012	(0.0569)	(0.0364)	0.0000
Net realized and unrealized gain
(loss) on investments	2.4333	0.6886	2.3402	5.0377	(2.5000)
	----------	----------	----------	----------	----------
Total from investment operations	2.4559	0.6898	2.2833	5.0013	(2.5000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0232)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(1.3269)	(2.7401)	(0.8517)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.3501)	(2.7401)	(0.8517)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$15.6884	$14.5826	$16.6329	$15.2013	$10.2000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	16.84%	4.15%	15.02%	49.48%	-19.98%
Net assets, end of period
(in millions)	$199	$160	$132	$96	$55
Ratio of expenses to
average net assets
including expense waiver	1.18%	1.20%	1.23%	1.15%	1.10%
Ratio of net investment
income (loss) to average
net assets including
expense waiver	0.15%	0.01%	-0.43%	-0.34%	-0.43%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%[1]	1.20%[1]	1.23%[1]	1.19%	1.17%
Ratio of net investment
income (loss) to average
net assets excluding
expense waiver	0.15%[1]	0.01%[1]	-0.43%[1]	-0.38%	-0.50%
Portfolio turnover rate	131%	166%	32%	51%	39%

*The information shown for periods prior to September 22, 2003 is that for Advantus Small Company Value Portfolio of Advantus Series Fund, Inc., the predecessor of the Small Cap Value Portfolio.
[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

VALUE PORTFOLIO

	For the fiscal year ended December 31,
	2006	2005	2004	2003	2002
	-----	------	------	--------	---------
Per-Share Data
Net asset value,
beginning of period	$6.0701	$6.2226	$5.4790	$4.4016	$5.0815
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0747	0.0918	0.0619	0.0279	0.0348
Net realized and unrealized gain
(loss) on investments	0.9499	0.1831	0.7437	1.0774	(0.6799)
	----------	----------	----------	----------	----------
Total from investment operations	1.0246	0.2749	0.8056	1.1053	(0.6451)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0740)	(0.0916)	(0.0620)	(0.0279)	(0.0348)
Capital gains	(0.2781)	(0.3358)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.3521)	(0.4274)	(0.0620)	(0.0279)	(0.0348)
Net asset value,
end of period	$6.7426	$6.0701	$6.2226	$5.4790	$4.4016
	======	======	======	======	======
Ratios/Supplemental Data
Total return	16.88%	4.42%	14.70%	25.11%	-12.70%
Net assets, end of period
(in millions)	$374	$353	$340	$269	$75
Ratio of expenses to
average net assets
including expense waiver	1.01%	1.02%	1.03%	1.02%	1.04%
Ratio of net investment
income to average net assets
including expense waiver	1.12%	1.42%	1.13%	1.06%	0.92%
Ratio of expenses to
average net assets
excluding expense waiver	1.02%	1.02%[1]	1.03%[1]	1.02%[1]	1.04%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.11%	1.42%[1]	1.13%[1]	1.06%[1]	0.92%[1]
Portfolio turnover rate	73%	40%	78%	97%	96%

[1]There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart reflects the fee waiver or expense reimbursement currently in effect. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Asset Strategy Portfolio

Annual expense ratio                                 1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,398.00
2	10,398.00	519.90	10,950.45	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.57	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	147.81	14,774.00

Cumulative Total                                                                                           $1,247.84

Balanced Portfolio

Annual expense ratio                                 1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	13,150.46	657.52	13,807.98	135.47	13,675.17
9	13,675.17	683.76	14,358.93	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total                                                                                            $1,236.24

Core Equity Portfolio

Annual expense ratio                                 1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,398.00
2	10,398.00	519.90	10,950.45	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.57	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	149.26	14,774.00

Cumulative Total                                                                                             $1,249.28

Global Natural Resources Portfolio

Annual expense ratio                                1.51%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$153.63	$10,349.00
2	10,349.00	517.45	10,866.45	159.00	10,710.18
3	10,710.18	535.51	11,245.69	164.55	11,083.97
4	11,083.97	554.20	11,638.17	170.29	11,470.80
5	11,470.80	573.54	12,044.34	176.23	11,871.13
6	11,871.13	593.56	12,464.69	182.38	12,285.43
7	12,285.43	614.27	12,899.70	188.75	12,714.19
8	12,714.19	635.71	13,349.90	195.33	13,157.92
9	13,157.92	657.90	13,815.82	202.15	13,617.13
10	13,617.13	680.86	14,297.99	209.21	14,092.36

Cumulative Total                                                                                             $1,801.52

Growth Portfolio

Annual expense ratio                               0.97%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 98.95	$10,403.00
2	10,403.00	520.15	10,923.15	102.94	10,822.24
3	10,822.24	541.11	11,363.35	107.09	11,258.38
4	11562.38	562.92	11,821.30	111.41	11,712.09
5	11,712.09	585.60	12,297.69	115.90	12,184.09
6	12,184.09	609.20	12,793.29	120.57	12,675.11
7	12,675.11	633.76	13,308.87	125.43	13,185.91
8	13,185.91	659.30	13,845.21	130.48	13,717.30
9	13,717.30	685.87	14,403.17	135.74	14,270.11
10	14,270.11	713.51	14,983.62	142.67	14,845.20

Cumulative Total                                                                                             $1,191.17

International Growth Portfolio

Annual expense ratio                                 1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	169.94	14,548.23

Cumulative Total                                                                                             $1,433.21

International Value Portfolio

Annual expense ratio                                1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total                                                                                             $1,431.79

Micro Cap Growth Portfolio

Annual expense ratio                                1.33%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$135.44	$10,367.00
2	10,367.00	518.35	10,885.35	140.41	10,747.47
3	10,747.47	537.37	11,284.84	145.56	11,141.90
4	11,141.90	557.10	11,699.00	150.91	11,550.81
5	11,550.81	577.54	12,128.35	156.44	11,974.72
6	11,974.72	598.74	12,573.46	162.19	12,414.20
7	12,414.20	620.71	13,034.91	168.14	12,869.80
8	12,869.80	643.49	13,513.29	174.31	13,342.12
9	13,342.12	667.11	14,009.23	180.71	13,831.77
10	13,831.77	691.59	14.523.36	187.34	14.339.40

Cumulative Total                                                                                             $1.601.45

Mid Cap Growth Portfolio

Annual expense ratio                                 1.28%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.84
3	10,757.84	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.48	11,573.11
5	11,573.11	578.66	12,151.77	150.89	12,003.63
6	12,003.63	600.18	12,603.81	156.50	12,450.16
7	12,450.16	622.51	13,072.67	162.33	12,913.31
8	12,913.31	645.67	13,558.98	168.36	13,393.68
9	13,393.68	669.68	14,063.36	174.63	13,891.93
10	13,891.93	694.60	14,586.53	182.54	14,408.71

Cumulative Total                                                                                             $1,546.61

Science and Technology Portfolio

Annual expense ratio                                 1.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$118.23	$10,384.00
2	10,384.00	519.20	10,903.20	122.77	10,782.75
3	10,782.75	539.14	11,321.89	127.48	11,196.80
4	11,196.80	559.84	11,756.64	132.38	11,626.76
5	11,626.76	581.34	12,208.10	137.46	12,073.23
6	12,073.23	603.66	12,676.89	142.74	12,536.84
7	12,536.84	626.84	13,163.68	148.22	13,018.25
8	13,018.25	650.91	13,669.16	153.91	13,518.16
9	13,518.16	675.91	14,194.07	159.82	14,037.25
10	14,037.25	701.86	14,739.11	167.39	14,576.28

Cumulative Total                                                                                             $1,410.39

Small Cap Growth Portfolio

Annual expense ratio                                1.14%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$116.20	$10,386.00
2	10,386.00	519.30	10,905.30	120.69	10,786.90
3	10,786.90	539.35	11,326.25	125.34	11,203.27
4	11,203.27	560.16	11,763.43	130.18	11,635.72
5	11,635.72	581.79	12,217.51	135.21	12,084.86
6	12,084.86	604.24	12,689.10	140.43	12,551.33
7	12,551.33	627.57	13,178.90	145.85	13,035.82
8	13,035.82	651.79	13,687.61	151.48	13,539.00
9	13,539.00	676.95	14,215.95	157.32	14,061.60
10	14,061.60	703.08	14,764.68	164.83	14,604.38

Cumulative Total                                                                                              $1,387.52

Small Cap Value Portfolio

Annual expense ratio                                1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total                                                                                             $1,431.79

Value Portfolio

Annual expense ratio                                   1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	15,150.46	657.52	13,807.98	135.47	13,675.17
9	13,675.17	683.76	14,358.93	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total                                                                                             $1,236.24

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
         UMB Bank, n. a.
         928 Grand Boulevard
         Kansas City, Missouri 64106

Legal Counsel
          Kirkpatrick & Lockhart Preston Gates Ellis LLP
         1601 K Street, N.W.
         Washington, D.C. 20006

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         1100 Walnut, Suite 3300
         Kansas City, Missouri 64106

Investment Manager
         Waddell & Reed Investment Management Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Transfer Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Accounting Services Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Our INTERNET address is:
         http://www.waddell.com

An Overview of the Portfolios .......................

Additional Information about Principal Investment

Strategies, Other Investments and Risks............

The Management of the Portfolios ..................

Purchases and Redemptions .........................

Net Asset Value .......................................

Dividends and Distributions .........................

Financial Highlights ..................................

W&R Target Funds, Inc.

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Fund's SEC file number is: 811-5017.

W&R TARGET FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

May 1, 2007

PROSPECTUS

W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund, that has twenty separate portfolios, (each, a Portfolio, collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers 8 Portfolios of the Fund.

Balanced Portfolio seeks, as a primary objective, current income, with a secondary objective of long-term appreciation of capital.

Core Equity Portfolio seeks capital growth and income.

Growth Portfolio seeks capital growth, with a secondary objective of current income.

International Value Portfolio seeks long-term capital growth.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Small Cap Growth Portfolio seeks growth of capital.

Small Cap Value Portfolio seeks long-term accumulation of capital.

Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Balanced Portfolio

An Overview of the Portfolio

Objectives

Balanced Portfolio seeks, as a primary objective, to provide current income to the extent that, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that usually issue dividend-producing securities. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Portfolio's debt holdings are either securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) or investment grade corporate bonds, that include bonds rated BBB and higher by Standard & Poor's, a division of the McGraw - Hill Companys, Inc. (S&P) or Baa and higher by Moody's Investors Service, Inc. (Moody's) or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Portfolio may invest in both domestic and, to a lesser extent, foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO typically uses a bottom-up approach and looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of the stock. WRIMCO also considers a company's potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income, to reduce the Portfolio's position, or to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an issuer of a debt security or other fixed income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Portfolio's fixed-income securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher yielding bonds held by the Portfolio as well as a decline in its income the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Balanced Portfolio may be appropriate for investors seeking current income and the potential for long-term appreciation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	18.49%
1998	8.67%
1999	10.14%
2000	7.14%
2001	-5.94%
2002	-8.41%
2003	19.09%
2004	8.93%
2005	5.01%
2006	11.21%

In the period shown in the chart, the highest quarterly return was 9.64% (the third quarter of 1997) and the lowest quarterly return was -8.36% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Balanced
Portfolio	11.21%	6.77%	7.09%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Citigroup Treasury/Government
Sponsored/Credit Index[1]	3.85%	5.23%	6.31%
Lipper Variable Annuity Mixed-Asset
Target Allocation Growth
Funds Universe Average[2]	11.67%	6.37%	7.18%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Balanced Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

Core Equity Portfolio

An Overview of the Portfolio

Objectives

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap U.S. and foreign companies with dominant market positions in their industries. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO, the Portfolio's investment manager, expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company. The Portfolio may invest up to 20% of its net assets in foreign securities.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including the company's:

  position in the global economy
  profitability record
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential and/or the prospect of continued dividend payments. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Core Equity Portfolio may be appropriate for investors who seek capital growth and income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	26.16%
1998	21.14%
1999	12.52%
2000	9.28%
2001	-14.91%
2002	-21.63%
2003	17.27%
2004	9.57%
2005	9.01%
2006	16.99%

In the period shown in the chart, the highest quarterly return was 14.53% (the first quarter of 1998) and the lowest quarterly return was -16.39% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Core Equity
Portfolio	16.99%	5.13%	7.46%
S&P 500 Index[1]	15.80%	6.20%	8.42%
Lipper Variable Annuity Large-Cap
Core Funds Universe Average[2]	13.29%	5.22%	6.71%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Core Equity Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.07%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.65% and the Total Annual Portfolio Operating Expenses would have been 1.02%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Growth Portfolio

An Overview of the Portfolio

Objectives

Growth Portfolio seeks capital growth, with current income as a secondary objective.

Principal Strategies

Growth Portfolio seeks to achieve its primary objective by investing primarily in a diversified portfolio of common stocks issued by growth-oriented large to medium sized U.S. and, to a lesser extent, foreign companies that WRIMCO, the Portfolio's investment manager, believes have appreciation possibilities, and are of higher quality. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. Although WRIMCO anticipates the majority of the Portfolio's investments to be in large-cap companies (companies with market capitalizations of at least $8 billion), the Portfolio may invest in companies of any size.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Portfolio and seeks companies that have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. It attempts to focus on companies with sustainable competitive advantages in their industries as well as the following factors:

  the company's market position, product line, technological position and prospects for sustainability and/or increased earnings quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

WRIMCO may also analyze the demands of investors for the security relative to its price. WRIMCO may select a security when it anticipates a development that might have an effect on the value of the security.

In general, WRIMCO may sell a security when a company, in WRIMCO's opinion, experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Growth Portfolio may be appropriate for investors seeking long-term investment growth. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	21.45%
1998	27.31%
1999	34.35%
2000	1.41%
2001	-14.34%
2002	-21.30%
2003	23.06%
2004	3.31%
2005	11.23%
2006	5.04%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -16.54% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Growth Portfolio	5.04%	3.17%	7.75%
Russell 1000® Growth Index[1]	9.09%	2.70%	5.46%
Lipper Variable Annuity Large-Cap
Growth Funds Universe Average[2]	6.31%	2.69%	6.05%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.99%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.67% and the Total Annual Portfolio Operating Expenses would have been 0.97%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

International Value Portfolio

An Overview of the Portfolio

Objective

International Value Portfolio seeks long-term capital growth.

Principal Strategies

International Value Portfolio seeks to achieve its objective by investing primarily in equity securities of small, medium and large sized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign equity securities and at least 65% of its total assets in issuers of at least three foreign countries.

In selecting equity securities for the Portfolio, Templeton Investment Counsel, LLC, (Templeton) the Portfolio's investment subadvisor, performs a bottom-up company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton employs a long term approach and concentrates on the market price of a company relative to its view regarding the company's long-term earnings, asset value and cash flow potential. Templeton also considers a company's historical value measures, including price/earnings ratios, profit margins and liquidation value.

Generally, in determining whether to sell a security, Templeton uses the same type of analysis that it uses in buying securities. For example, Templeton may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's position, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of securities the Portfolio holds the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  Templeton's skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities involves a number of economic, financial, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers, and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

International Value Portfolio may be appropriate for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in International Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. Effective December 1, 2004, the name of the Portfolio changed to International Value Portfolio. The Portfolio would have substantially similar annual returns because the shares are invested in a similar portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target International Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	11.94%
1998	6.61%
1999	21.43%
2000	0.81%
2001	-11.21%
2002	-17.82%
2003	46.85%
2004	22.68%
2005	11.16%
2006	29.61%

In the period shown in the chart, the highest quarterly return was 25.19% (the second quarter of 2003) and the lowest quarterly return was -23.85% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of International Value
Portfolio	29.61%	16.36%	10.71%
Morgan Stanley Capital
International All Country World
(excluding U.S.A.) Index[1]	27.16%	16.88%	8.59%
Lipper Variable Annuity International
Value Funds Universe Average[2]	26.89%	15.88%	9.45%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Micro Cap Growth Portfolio

An Overview of the Portfolio

Objective

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies are typically companies with market capitalizations below $1 billion. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates (WSA), the Portfolio's investment subadvisor, seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's position, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the impact of the Portfolio's investments in initial public offerings (IPOs)
  WSA's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small-sized companies may be greater than that for medium or large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as micro cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Micro Cap Growth Portfolio may be appropriate for investors seeking long-term capital appreciation from investments in faster-growing, potentially more volatile companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Micro Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio which was reorganized as the W&R Target Micro Cap Growth Portfolio on September 22, 2003. The Portfolio would have substantially similar annual returns because the shares are invested in a similar portfolio of securities and would differ only to the extent that the Portfolio has different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Micro Cap Growth Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	13.44%
1999	148.76%
2000	-21.05%
2001	-11.33%
2002	-43.64%
2003	54.41%
2004	10.05%
2005	20.87%
2006	12.26%

In the period shown in the chart, the highest quarterly return was 82.84% (the fourth quarter of 1999) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Micro Cap Growth
Portfolio (began on 10-01-1997)	12.26%	5.38%	9.04%
Russell 2000® Growth Index[1]	13.34%	6.93%	2.96%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	11.12%	5.51%	5.27%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from September 30, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	1.33%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$135	$421	$729	$1,601

Small Cap Growth Portfolio

An Overview of the Portfolio

Objective

Small Cap Growth Portfolio seeks growth of capital.

Principal Strategies

Small Cap Growth Portfolio seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO, the Portfolio's investment manager, utilizes a bottom-up stock picking process focusing on companies which it believes have long term growth potential coupled with superior financial characteristics. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Growth Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Small Cap Growth Portfolio may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1997	31.53%
1998	10.87%
1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%
2004	14.29%
2005	12.88%
2006	5.05%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns

as of December 31, 2006

	1 Year	5 Years	10 Years
Shares of Small Cap Growth
Portfolio	5.05%	7.55%	10.63%
Russell 2000® Growth Index[1]	13.34%	6.93%	4.89%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	11.12%	5.51%	7.03%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.14%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Small Cap Value Portfolio

An Overview of the Portfolio

Objective

Small Cap Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Cap Value Portfolio seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Portfolio's total assets (exclusive of collateral received in connection with securities lending) will be invested, at the time of purchase, in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies are typically companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks but may also include preferred stock and other securities convertible into equity securities. The Portfolio's purchase of equity securities may also include common stocks that are part of initial public offerings.

In selecting equity securities for the Portfolio, the Portfolio's investment subadvisor, BlackRock Capital Management, Inc. (BlackRock), searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company's financial condition, business prospects, competitive position and business strategy. BlackRock looks for companies with multiple strategies for enhancing shareholder value, such as launching new products, restructuring debt, or changes in management.

The Portfolio will typically sell a stock when it reaches what BlackRock believes to be its full value, when its fundamental factors have deteriorated, it has performed below BlackRock's expectations or it has reversed the catalyst for change identified by BlackRock. BlackRock may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected equity securities of small capitalization companies may be subject to greater price volatility due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth the value of a security believed by BlackRock to be undervalued may never reach what BlackRock believes is its full value, or such security's value may decrease the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  BlackRock's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Small Cap Value Portfolio may be appropriate for investors seeking long-term accumulation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in Small Cap Value Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Small Company Value Portfolio which was reorganized as the W&R Target Small Cap Value Portfolio on September 22, 2003. The Portfolio would have had substantially similar annual returns and would have differed only to the extent that the Portfolio had different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the W&R Target Small Cap Value Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

State Street Research & Management served as the investment subadvisor to Small Cap Value Portfolio until January 31, 2005, when BlackRock Financial Management, Inc. became the Portfolio's investment subadvisor. Since January 20, 2006, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., has served as the Portfolio's investment subadvisor.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	-6.75%
1999	-3.07%
2000	28.00%
2001	15.58%
2002	-19.98%
2003	49.48%
2004	15.02%
2005	4.15%
2006	16.84%

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Small Cap Value
Portfolio (began on 10-01-1997)	16.84%	10.86%	9.37%
Russell 2000® Value Index[1]	23.46%	15.39%	11.29%
Lipper Variable Annuity Small-Cap
Value Funds Universe Average[2]	17.31%	13.71%	10.94%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Cap Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Value Portfolio

An Overview of the Portfolio

Objective

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued U.S. and, to a lesser extent, foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, the Portfolio's investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in large-cap companies (companies with market capitalizations of at least $8 billion), it may invest in securities of any size company.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Portfolio, WRIMCO evaluates market risk, interest rate trends and the economic climate. It considers numerous factors in its analysis of issuers and stocks, including the following:

  intrinsic value of the company not reflected in the stock price historical earnings growth
  future expected earnings growth
  company's position in its respective industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential

WRIMCO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations. WRIMCO may also sell a security to reduce the Portfolio's position, to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the value of a security believed by WRIMCO to be undervalued may never reach what WRIMCO believes is its full value, or such security's value may decrease the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Value Portfolio may be appropriate for investors who seek long-term capital appreciation. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio's performance and by showing how the Portfolio's average annual total return for the period shown compares with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

2002	-12.70%
2003	25.11%
2004	14.70%
2005	4.42%
2006	16.88%

In the period shown in the chart, the highest quarterly return was 12.95% (the fourth quarter of 2003) and the lowest quarterly return was -12.95% (the third quarter of 2002).

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Value
Portfolio (began on 05-01-2001)	16.88%	8.86%	8.16%
Russell 1000® Value Index[1]	22.25%	10.86%	10.62%
Lipper Variable Annuity Large-Cap
Value Funds Universe Average[2]	19.00%	7.73%	6.34%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.01%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

Additional Information about Principal Investment Strategies, Other Investments and Risks

Balanced Portfolio: The Portfolio seeks to achieve its primary objective of providing current income, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its objectives.

The Portfolio owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Portfolio's debt holdings are either U.S. government securities or investment grade corporate bonds, that include bonds rated BBB- and higher by S&P or Baa3 and higher by Moody's or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest. The Portfolio may also purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objectives.

Risks. An investment in Balanced Portfolio is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Core Equity Portfolio: The Portfolio seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality U.S. and foreign companies that are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Portfolio will achieve its objectives.

From a top-down perspective, WRIMCO focuses on the industrialization of emerging economies, while through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (typically, investment grade, that is, bonds rated BBB and higher by Moody's or, if unrated, deemed by WRIMCO to be of equivalent quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Risks. An investment in Core Equity Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Liquidity Risk
  Market Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Growth Portfolio: The Portfolio seeks to achieve its primary objective of appreciation of your investment through a diversified holding of securities, primarily those issued by large to medium sized U.S. and, to a lesser extent, foreign companies that WRIMCO believes have both appreciation possibilities and sustainable competitive advantages, and that WRIMCO believes are of higher quality. There is no guarantee, however, that the Portfolio will achieve its objective.

In selecting securities for the Portfolio, WRIMCO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, or distribution advantages. WRIMCO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, WRIMCO concentrates on profitability, capital intensity, cash flow and calculation measures, as well as earnings growth rates. WRIMCO's fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (i.e., demographics, deregulation, capital spending trends, etc.).

The Portfolio invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Portfolio may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in either debt securities, including commercial paper and short term U.S. government securities, and/or preferred stocks. The Portfolio may also use options and futures contracts for defensive purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

International Value Portfolio: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities of small, medium and large sized foreign companies and governmental agencies which are, in Templeton's opinion, trading at a discount to what Templeton believes the security may be worth. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. There is no guarantee, however, that the Portfolio will achieve its objective.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities for the Portfolio, Templeton performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. As noted, Templeton concentrates primarily on the market price of a company's securities and seeks companies whose securities Templeton believes are undervalued. Templeton also typically considers a company's historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes, and without limit, in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in International Value Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Micro Cap Growth Portfolio: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing primarily in various types of equity securities of micro cap companies. Micro cap companies are typically companies with market capitalizations below $1 billion. The Portfolio may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization.

In selecting equity securities for the Portfolio, WSA primarily looks to a company's potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, WSA considers such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Micro Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Small Cap Growth Portfolio: The Portfolio seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO focuses on long-term growth and superior financial characteristics in its search for companies, thereby focusing on higher quality companies. WRIMCO seeks companies with defensible market positions that are strong niche players, feature the involvement of the founder and demonstrate a strong commitment to shareholders. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's minimum 80% allocation to small cap companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

In addition to common stocks, the Portfolio may also invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. The Portfolio may also invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Small Cap Growth Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Small Cap Value Portfolio: The Portfolio seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities such as common stock, preferred stock and securities convertible into equity securities of small cap domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Small cap companies are typically companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's minimum 80% allocation to small cap companies. From time to time, the Portfolio will also invest a lesser portion of its assets in securities of mid and large cap companies (i.e., companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, BlackRock primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that BlackRock believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, BlackRock considers factors such as a company's ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that BlackRock believes show potential for sustainable earnings growth above the average market growth rate. The Portfolio's purchases of equity securities may include shares of common stock that are part of a company's IPO.

The Portfolio may invest up to 10% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not always achieve its investment objective.

Risks. An investment in Small Cap Value Portfolio is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Value Portfolio: The Portfolio seeks to achieve its objective of long-term appreciation of capital by primarily investing, for the long term, in the common stocks of large cap U.S. and, to a lesser extent, foreign companies. Large cap companies are typically companies with market capitalizations of at least $8 billion. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company and/or are out of favor in the financial markets but have favorable outlook for capital appreciation. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. WRIMCO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued. As well, WRIMCO attempts to diversify the Portfolio's holdings among sectors in an effort to minimize risk.

The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in high quality growth stocks that WRIMCO believes have been overlooked by the market. The Portfolio does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Portfolio may also invest in derivative instruments, primarily for the purpose of hedging its stock positions.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Value Portfolio is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Additional Investment Considerations

The objective(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor in selecting investments.

Each Portfolio may also invest in and use certain other types of instruments in seeking to achieve its objective(s). For example, a Portfolio is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Each Portfolio may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor may invest a portion of the Portfolio's assets in cash and cash equivalents if WRIMCO or the investment subadvisor is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a REIT may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and therefore in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Portfolio. To the extent the judgment of WRIMCO or an investment subadvisor as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options and futures are common types of derivatives that the Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors and collars.

Diversification Risk -- A Portfolio is subject to diversification risk if the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (a Portfolio is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a portfolio with a more diversified investment portfolio.

Emerging Market Risk -- A Portfolio may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent a Portfolio's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk -- The Portfolio may experience a decline in its income due to falling interest rates.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

As a rule of thumb, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk --Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate. As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio would have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline of the Portfolio's income.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be is its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, WRIMCO also managed the Ivy Funds, Inc. (formerly, W&R Funds, Inc.), which are now managed by Ivy Investment Management Company (IICO) (formerly, Waddell & Reed Ivy Investment Company), an affiliate of WRIMCO. WRIMCO had approximately $32.4 billion in assets under management as of December 31, 2006.

BlackRock Capital Management, Inc. (BlackRock), located at 100 Bellevue Parkway, Wilmington, DE 19809, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Small Cap Value Portfolio pursuant to an agreement with WRIMCO. Together with its affiliates, BlackRock serves as investment adviser to fixed income, equity and liquidity investors in the United States and overseas through fund and institutional accounts with combined total assets as of December 31, 2006, of approximately $1.1 trillion.

Templeton Investment Counsel, LLC (Templeton), an investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, International Value Portfolio pursuant to an agreement with WRIMCO. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $208 billion in assets under management as of December 31, 2006.

Wall Street Associates (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO. WSA had approximately $2.5 billion in assets under management as of December 31, 2006.

Balanced Portfolio: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since the Portfolio's inception in July 1994. She is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in finance from St. Mary's University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Core Equity Portfolio: Erik R. Becker and Gustav C. Zinn are primarily responsible for the day-to-day management of Core Equity Portfolio, and both have held their Portfolio responsibilities since July 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Core Equity Portfolio since 2003. He has served as portfolio manager for Ivy Core Equity Fund since February 2006, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO and Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998. He had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst, and has served as portfolio manager for Ivy Core Equity Fund since February 2006. He is Vice President of IICO and WRIMCO and Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Growth Portfolio: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Growth Portfolio. Mr. Becker has held his responsibilities for Growth Portfolio since June 2006. He is Senior Vice President of WRIMCO and IICO, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

International Value Portfolio: Edgerton Tucker Scott III is primarily responsible for the day-to-day management of International Value Portfolio and has held his responsibilities for International Value Portfolio since its inception in September 2003. Mr. Scott is Executive Vice President and Research Analyst, Templeton, and served as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc., the predecessor of the International Value Portfolio, since February 2000. He has been with Templeton since September 1996. Mr. Scott is a Chartered Financial Analyst.

Micro Cap Growth Portfolio: The WSA Investment Team is primarily responsible for the day-to-day management of Micro Cap Growth Portfolio. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq and Carl Wiese. Messrs. Jeffery and McCain are the Founding Principals of Wall Street Associates and have held their responsibilities for the Portfolio since the inception of the predecessor fund in October 1997. They have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from the San Diego State University. Messrs. Ariano, Wiese and LeCoq each assumed their management responsibilities for the Portfolio in January 2005. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios with Mr. Jeffery for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. Wiese joined the firm in 2000. He earned a BA in Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Wiese is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago.

Small Cap Growth Portfolio: Kenneth G. McQuade is primarily responsible for the day-to-day management of the Small Cap Growth Portfolio, and has held his responsibilities for Small Cap Growth Portfolio since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He has been an assistant portfolio manager of separately managed small cap accounts since August 2003, and will continue with these responsibilities in addition to his day-to-day management of the Small Cap Growth Portfolio. Mr. McQuade earned a BS degree in finance from Bradley University.

Small Cap Value Portfolio: Wayne J. Archambo is primarily responsible for the day-to-day management of Small Cap Value Portfolio, and has held his responsibilities for Small Cap Value Portfolio since January 2005. Mr. Archambo, CFA, is Managing Director and Portfolio Manager with BlackRock. Prior to joining BlackRock in 2002, he was a founding partner and Manager of Boston Partners Asset Management, L.P., since that company's inception in 1995. Mr. Archambo graduated from Nichols College with a BS in economics and finance and holds an MBA degree from Babson College. He is a member of the Boston Security Analysts Society, and is a CFA Charter holder.

Value Portfolio: Matthew T. Norris is primarily responsible for the day-to-day management of Value Portfolio. He has held his responsibilities for Value Portfolio since July 2003. Mr. Norris is the Director of Research and a Senior Vice President of WRIMCO and IICO, and Vice President of the Fund. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Balanced Portfolio, Core Equity Portfolio, Growth Portfolio and Value Portfolio: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

International Value Portfolio, Small Cap Growth Portfolio and Small Cap Value Portfolio: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Micro Cap Growth Portfolio: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Value Portfolio: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Core Equity Portfolio: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Growth Portfolio: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Small Cap Growth Portfolio: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor.

For the fiscal year ended December 31, 2006, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Balanced Portfolio	0.70%
Core Equity Portfolio	0.69%
Growth Portfolio	0.69%
International Value Portfolio	0.85%
Micro Cap Growth Portfolio	0.95%
Small Cap Growth Portfolio	0.84%
Small Cap Value Portfolio	0.85%
Value Portfolio	0.69%

A discussion regarding the basis of the approval by the Board of Directors of the advisory contract of each of the Portfolios is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and, over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commission, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Disinterested Directors to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from a Portfolio, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners indirectly investing in that Portfolio.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Fund, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Fund and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities may also increase the expenses of Waddell & Reed Services Company (WRSCO), the Portfolios' transfer agent, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as International Value Portfolio, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Micro Cap Growth Portfolio, Small Cap Growth Portfolio or Small Cap Value Portfolio, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Fund's Board of Directors has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios may also restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

  The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

Certain of the Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares. When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Directors. A Portfolio may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Global Natural Resources Portfolio, International Growth Portfolio and International Value Portfolio, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Directors. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Fund has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by each Portfolio. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Fund's Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Portfolios' foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Board of Directors or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see Market Timing Policy.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year. Dividends for each Portfolio are declared daily and paid annually in December. Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC) for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are separate accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules for variable insurance policies and annuity contracts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and for variable insurance policy and annuity contract diversification rules.

You will find information in the SAI about federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies' separate accounts, no further discussion is included here as to the federal income tax consequences to the Portfolios' shareholders. For information concerning the federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisors.

W&R Target Funds, Inc.

Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. Except as noted below, this information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements for the fiscal period ended December 31, 2006, is included in the Fund's Annual Report to Shareholders, which is available upon request. The financial highlights of the International Value Portfolio, Micro Cap Growth Portfolio and Small Cap Value Portfolio for the year ended December 31, 2002, were audited by other auditors whose report, dated February 7, 2003, expressed an unqualified opinion on those financial highlights.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

BALANCED PORTFOLIO

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$7.9631	$7.6783	$7.1491	$6.0423	$6.7224
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1224	0.0999	0.1096	0.0467	0.1145
Net realized and unrealized gain
(loss) on investments	0.7704	0.2851	0.5292	1.1068	(0.6801)
	----------	----------	----------	----------	----------
Total from investment operations	0.8928	0.3850	0.6388	1.1535	(0.5656)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.1207)	(0.1002)	(0.1096)	(0.0467)	(0.1145)
Capital gains	(0.0296)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.1503)	(0.1002)	(0.1096)	(0.0467)	(0.1145)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$8.7056	$7.9631	$7.6783	$7.1491	$6.0423
	======	======	======	======	======
Ratios/Supplemental Data
Total return	11.21%	5.01%	8.93%	19.09%	-8.41%
Net assets, end of period
(in millions)	$565	$582	$628	$615	$168
Ratio of expenses to
average net assets	1.01%	1.01%	1.02%	1.00%	1.01%
Ratio of net investment
income to average
net assets	1.37%	1.20%	1.45%	1.37%	1.79%
Portfolio turnover rate	28%	52%	39%	43%	58%

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

CORE EQUITY PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$11.1221	$10.2369	$ 9.3996	$8.0720	$10.3608
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0805	0.0358	0.0622	0.0662	0.0476
Net realized and unrealized gain
(loss) on investments	1.8084	0.8859	0.8373	1.3276	(2.2888)
	----------	----------	----------	----------	----------
Total from investment operations	1.8889	0.9217	0.8995	1.3938	(2.2412)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.1093)	(0.0365)	(0.0622)	(0.0662)	(0.0476)
Capital gains	(0.3532)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.4625)	(0.0365)	(0.0622)	(0.0662)	(0.0476)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$12.5485	$11.1221	$10.2369	$9.3996	$ 8.0720
	=======	======	======	=======	=======
Ratios/Supplemental Data
Total return	16.99%	9.01%	9.57%	17.27%	-21.63%
Net assets, end of period
(in millions)	$762	$723	$737	$736	$650
Ratio of expenses to
average net assets
including expense waiver	0.99%	1.01%	1.01%	1.00%	0.99%
Ratio of net investment
income to average net assets
including expense waiver	0.62%	0.32%	0.62%	0.78%	0.50%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	1.01%[1]	1.01%[1]	1.00%[1]	0.99%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.61%	0.32%[1]	0.62%[1]	0.78%[1]	0.50%[1]
Portfolio turnover rate	103%	62%	54%	49%	38%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$9.3125	$8.3728	$8.1267	$6.6041	$8.3923
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	(0.0001)	(0.0029)	0.0228	(0.0048)	0.0009
Net realized and unrealized gain
(loss) on investments	0.4689	0.9429	0.2460	1.5275	(1.7882)
	----------	----------	----------	----------	----------
Total from investment operations	0.4688	0.9400	0.2688	1.5227	(1.7873)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0000)	(0.0003)	(0.0227)	(0.0001)	(0.0009)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.7813	$9.3125	$8.3728	$8.1267	$6.6041
	======	======	======	======	======
Ratios/Supplemental Data
Total return	5.04%	11.23%	3.31%	23.06%	-21.30%
Net assets, end of period
(in millions)	$1,177	$1,252	$1,252	$1,283	$705
Ratio of expenses to
average net assets
including expense waiver	0.99%	1.00%	1.00%	0.99%	0.99%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.00%	-0.03%	0.27%	-0.09%	0.01%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	1.00%[1]	1.00%[1]	0.99%[1]	0.99%[1]
Ratio of net investment
income (loss) to average net assets
excluding expense waiver	-0.01%	-0.03%[1]	0.27%[1]	-0.09%[1]	0.01%[1]
Portfolio turnover rate	67%	59%	81%	59%	41%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$19.1711	$19.1681	$15.8947	$11.0000	$13.4000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.4593	0.3199	0.2759	0.2558	0.2000
Net realized and unrealized gain
(loss) on investments	5.2176	1.8192	3.3285	4.8829	(2.6000)
	----------	----------	----------	----------	----------
Total from investment operations	5.6769	2.1391	3.6044	5.1387	(2.4000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.4097)	(0.4226)	(0.1850)	(0.2440)	(0.0000)
Capital gains	(1.6589)	(1.7135)	(0.1460)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(2.0686)	(2.1361)	(0.3310)	(0.2440)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$22.7794	$19.1711	$19.1681	$15.8947	$11.0000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	29.61%	11.16%	22.68%	46.85%	-17.82%
Net assets, end of period
(in millions)	$589	$463	$401	$324	$223
Ratio of expenses to
average net assets	1.18%	1.19%	1.19%	1.07%	0.99%
Ratio of net investment
income to average
net assets	2.13%	1.63%	1.65%	2.03%	1.87%
Portfolio turnover rate	29%	23%	31%	35%	33%

*The information shown for periods prior to September 22, 2003 is that for Advantus International Portfolio of Advantus Series Fund, Inc., the predecessor of the International II Portfolio, now known as International Value Portfolio.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

MICRO CAP GROWTH PORTFOLIO*

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.8866	$14.7992	$13.4476	$ 8.7000	$15.5000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.2064)	(0.1737)	(0.1794)	(0.1178)	(0.1000)
Net realized and unrealized gain
(loss) on investments	2.3994	3.2611	1.5310	4.8654	(6.7000)
	----------	----------	----------	----------	----------
Total from investment operations	2.1930	3.0874	1.3516	4.7476	(6.8000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$20.0796	$17.8866	$14.7992	$13.4476	$ 8.7000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	12.26%	20.87%	10.05%	54.41%	-43.64%
Net assets, end of period
(in millions)	$60	$53	$41	$41	$25
Ratio of expenses to
average net assets including
voluntary expense waiver	1.32%	1.35%	1.35%	1.37%	1.34%
Ratio of net investment
loss to average
net assets including
voluntary expense waiver	-1.06%	-1.15%	-1.26%	-1.17%	-1.10%
Ratio of expenses to
average net assets excluding
voluntary expense waiver	1.32%[1]	1.35%[1]	1.35%[1]	1.51%	1.45%
Ratio of net investment
loss to average
net assets excluding
voluntary expense waiver	-1.06%[1]	-1.15%[1]	-1.26%[1]	-1.31%	-1.21%
Portfolio turnover rate	60%	54%	65%	74%	68%

*The information shown for periods prior to September 22, 2003 is that for Advantus Micro-Cap Growth Portfolio of Advantus Series Fund, Inc., the predecessor of the Micro Cap Growth Portfolio.
[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP GROWTH PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.4866	$9.6810	$8.4703	$6.2388	$7.9770
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.0584)	(0.0647)	(0.0741)	(0.0485)	(0.0458)
Net realized and unrealized gain
(loss) on investments	0.5883	1.3116	1.2848	2.2800	(1.6924)
	----------	----------	----------	----------	----------
Total from investment operations	0.5299	1.2469	1.2107	2.2315	(1.7382)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(1.0416)	(0.4413)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.0416)	(0.4413)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$9.9749	$10.4866	$9.6810	$8.4703	$6.2388
	======	======	======	======	======
Ratios/Supplemental Data
Total return	5.05%	12.88%	14.29%	35.77%	-21.79%
Net assets, end of period
(in millions)	$555	$606	$589	$544	$279
Ratio of expenses to
average net assets
including expense waiver	1.15%	1.16%	1.17%	1.15%	1.15%
Ratio of net investment
loss to average net assets
including expense waiver	-0.55%	-0.63%	-0.82%	-0.88%	-0.66%
Ratio of expenses to
excluding expense waiver	1.16%	1.16%[1]	1.17%[1]	1.15%[1]	1.15%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.56%	-0.63%[1]	-0.82%[1]	-0.88%[1]	-0.66%[1]
Portfolio turnover rate	94%	71%	96%	86%	35%

[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SMALL CAP VALUE PORTFOLIO*

	For the fiscal year ended December 31,
	---------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$14.5826	$16.6329	$15.2013	$10.2000	$12.7000
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0226	0.0012	(0.0569)	(0.0364)	0.0000
Net realized and unrealized gain
(loss) on investments	2.4333	0.6886	2.3402	5.0377	(2.5000)
	----------	----------	----------	----------	----------
Total from investment operations	2.4559	0.6898	2.2833	5.0013	(2.5000)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0232)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(1.3269)	(2.7401)	(0.8517)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(1.3501)	(2.7401)	(0.8517)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$15.6884	$14.5826	$16.6329	$15.2013	$10.2000
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	16.84%	4.15%	15.02%	49.48%	-19.98%
Net assets, end of period
(in millions)	$199	$160	$132	$96	$55
Ratio of expenses to
average net assets
including expense waiver	1.18%	1.20%	1.23%	1.15%	1.10%
Ratio of net investment
income (loss) to average
net assets including
expense waiver	0.15%	0.01%	-0.43%	-0.34%	-0.43%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%[1]	1.20%[1]	1.23%[1]	1.19%	1.17%
Ratio of net investment
income (loss) to average
net assets excluding
expense waiver	0.15%[1]	0.01%[1]	-0.43%[1]	-0.38%	-0.50%
Portfolio turnover rate	131%	166%	32%	51%	39%

*The information shown for periods prior to September 22, 2003 is that for Advantus Small Company Value Portfolio of Advantus Series Fund, Inc., the predecessor of the Small Cap Value Portfolio.
[1]There was no waiver of expenses during the period.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

VALUE PORTFOLIO

	For the fiscal year ended December 31,
	2006	2005	2004	2003	2002
	-----	------	------	--------	---------
Per-Share Data
Net asset value,
beginning of period	$6.0701	$6.2226	$5.4790	$4.4016	$5.0815
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0747	0.0918	0.0619	0.0279	0.0348
Net realized and unrealized gain
(loss) on investments	0.9499	0.1831	0.7437	1.0774	(0.6799)
	----------	----------	----------	----------	----------
Total from investment operations	1.0246	0.2749	0.8056	1.1053	(0.6451)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0740)	(0.0916)	(0.0620)	(0.0279)	(0.0348)
Capital gains	(0.2781)	(0.3358)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.3521)	(0.4274)	(0.0620)	(0.0279)	(0.0348)
Net asset value,
end of period	$6.7426	$6.0701	$6.2226	$5.4790	$4.4016
	======	======	======	======	======
Ratios/Supplemental Data
Total return	16.88%	4.42%	14.70%	25.11%	-12.70%
Net assets, end of period
(in millions)	$374	$353	$340	$269	$75
Ratio of expenses to
average net assets
including expense waiver	1.01%	1.02%	1.03%	1.02%	1.04%
Ratio of net investment
income to average net assets
including expense waiver	1.12%	1.42%	1.13%	1.06%	0.92%
Ratio of expenses to
average net assets
excluding expense waiver	1.02%	1.02%[1]	1.03%[1]	1.02%[1]	1.04%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.11%	1.42%[1]	1.13%[1]	1.06%[1]	0.92%[1]
Portfolio turnover rate	73%	40%	78%	97%	96%

[1]There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart reflects the fee waiver or expense reimbursement currently in effect. Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Balanced Portfolio

Annual expense ratio                                 1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	13,150.46	657.52	13,807.98	135.47	13,675.17
9	13,675.17	683.76	14,358.93	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total                                                                                            $1,236.24

Core Equity Portfolio

Annual expense ratio                                 1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,398.00
2	10,398.00	519.90	10,950.45	108.17	10,811.84
3	10,811.84	540.59	11,352.43	112.48	11,242.15
4	11,242.15	562.11	11,804.26	116.95	11,689.59
5	11,689.59	584.48	12,274.07	121.61	12,154.83
6	12,154.83	607.74	12,762.57	126.45	12,638.60
7	12,638.60	631.93	13,270.53	131.48	13,141.61
8	13,141.61	657.08	13,798.69	136.71	13,664.65
9	13,664.65	683.23	14,347.88	142.15	14,208.50
10	14,208.50	710.43	14,918.93	149.26	14,774.00

Cumulative Total                                                                                             $1,249.28

Growth Portfolio

Annual expense ratio                               0.97%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$ 98.95	$10,403.00
2	10,403.00	520.15	10,923.15	102.94	10,822.24
3	10,822.24	541.11	11,363.35	107.09	11,258.38
4	11562.38	562.92	11,821.30	111.41	11,712.09
5	11,712.09	585.60	12,297.69	115.90	12,184.09
6	12,184.09	609.20	12,793.29	120.57	12,675.11
7	12,675.11	633.76	13,308.87	125.43	13,185.91
8	13,185.91	659.30	13,845.21	130.48	13,717.30
9	13,717.30	685.87	14,403.17	135.74	14,270.11
10	14,270.11	713.51	14,983.62	142.67	14,845.20

Cumulative Total                                                                                             $1,191.17

International Value Portfolio

Annual expense ratio                                1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total                                                                                             $1,431.79

Mid Cap Growth Portfolio

Annual expense ratio                                 1.28%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$130.38	$10,372.00
2	10,372.00	518.60	10,890.60	135.23	10,757.84
3	10,757.84	537.89	11,295.73	140.26	11,158.03
4	11,158.03	557.90	11,715.93	145.48	11,573.11
5	11,573.11	578.66	12,151.77	150.89	12,003.63
6	12,003.63	600.18	12,603.81	156.50	12,450.16
7	12,450.16	622.51	13,072.67	162.33	12,913.31
8	12,913.31	645.67	13,558.98	168.36	13,393.68
9	13,393.68	669.68	14,063.36	174.63	13,891.93
10	13,891.93	694.60	14,586.53	182.54	14,408.71

Cumulative Total                                                                                             $1,546.61

Small Cap Growth Portfolio

Annual expense ratio                                1.14%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$116.20	$10,386.00
2	10,386.00	519.30	10,905.30	120.69	10,786.90
3	10,786.90	539.35	11,326.25	125.34	11,203.27
4	11,203.27	560.16	11,763.43	130.18	11,635.72
5	11,635.72	581.79	12,217.51	135.21	12,084.86
6	12,084.86	604.24	12,689.10	140.43	12,551.33
7	12,551.33	627.57	13,178.90	145.85	13,035.82
8	13,035.82	651.79	13,687.61	151.48	13,539.00
9	13,539.00	676.95	14,215.95	157.32	14,061.60
10	14,061.60	703.08	14,764.68	164.83	14,604.38

Cumulative Total                                                                                              $1,387.52

Small Cap Value Portfolio

Annual expense ratio                                1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total                                                                                             $1,431.79

Value Portfolio

Annual expense ratio                                   1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.18	130.27	13,150.46
8	15,150.46	657.52	13,807.98	135.47	13,675.17
9	13,675.17	683.76	14,358.93	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total                                                                                             $1,236.24

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
         UMB Bank, n. a.
         928 Grand Boulevard
         Kansas City, Missouri 64106

Legal Counsel
          Kirkpatrick & Lockhart Preston Gates Ellis LLP
         1601 K Street, N.W.
         Washington, D.C. 20006

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         1100 Walnut, Suite 3300
         Kansas City, Missouri 64106

Investment Manager
         Waddell & Reed Investment Management Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Transfer Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Accounting Services Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Our INTERNET address is:
         http://www.waddell.com

An Overview of the Portfolios .......................

Additional Information about Principal Investment

Strategies, Other Investments and Risks............

The Management of the Portfolios ..................

Purchases and Redemptions .........................

Net Asset Value .......................................

Dividends and Distributions .........................

Financial Highlights ..................................

W&R Target Funds, Inc.

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Fund's SEC file number is: 811-5017.

W&R TARGET FUNDS, INC.

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

May 1, 2007

PROSPECTUS

W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund, that has twenty separate portfolios, (each, a Portfolio, collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers one Portfolio of the Fund, Science and Technology Portfolio.

Science and Technology Portfolio seeks long-term capital growth.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Science and Technology Portfolio

An Overview of the Portfolio

Objective

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These include the company's:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's position, take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Science and Technology Portfolio. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in countries with developing economies since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

Who May Want to Invest

Science and Technology Portfolio may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies. This Portfolio is not suitable for all investors. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

Performance

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered and shows how performance has varied from year to year.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Chart of Year-by-Year Returns
as of December 31 each year

1998	46.05%
1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in initial public offerings (IPOs). No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns

as of December 31, 2006

			Life of
	1 Year	5 Years	Portfolio*
Shares of Science and Technology
Portfolio (began on 04-04-1997)	7.87%	7.83%	17.26%
Goldman Sachs Technology
Industry Composite Index[1]	8.99%	1.06%	6.85%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	10.02%	1.70%	7.19%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from March 31, 1997.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Science and Technology Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

Additional Information about Principal Investment Strategies, Other Investments and Risks

Science and Technology Portfolio: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. The Portfolio may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Science and Technology Portfolio is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

The objective and investment policies of the Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because the Portfolio owns different types of investments, its performance will be affected by a variety of factors.  The value of the Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news.  Performance will also depend on the skill of WRIMCO in selecting investments.

The Portfolio may also invest in and use certain other types of instruments in seeking to achieve its objective.  For example, the Portfolio is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.  Certain types of the Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks.  Depending on how much the Portfolio invests or uses these strategies, these special risks may become significant.

The Portfolio may actively trade securities in seeking to achieve its objectives.  Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain the Portfolio's market capitalization target, and the need to sell a security to meet redemption activity.  Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolio.

The Portfolio generally seeks to be fully invested, except to the extent it takes a temporary defensive position.  In addition, at times, WRIMCO may invest a portion of the Portfolio's assets in cash and cash equivalents if WRIMCO is unable to identify and acquire a sufficient number of securities that meet WRIMCO's selection criteria for implementing the Portfolio's investment objective, strategies and policies.

You will find more information in the SAI about the Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If the Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Also, derivatives are subject to counterparty risk. Counterparty risk is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Portfolio. To the extent the judgment of WRIMCO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options and futures are common types of derivatives that the Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors and collars.

Diversification Risk -- The Portfolio is subject to diversification risk if the Portfolio may invest more than 5% of its total assets in the securities of a single issuer with respect to 25% of its total investment portfolio (the Portfolio is considered diversified, as defined in the Investment Company Act of 1940, as amended (1940 Act), if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio). The Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a portfolio with a more diversified investment portfolio.

Emerging Market Risk -- The Portfolio may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make the Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be affected unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency conversion can also be costly.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the U.S. Foreign investing may also involve brokerage costs and tax considerations that are not usually present in the U.S. markets.

Other factors that can affect the value of the Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It may also be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions may also be delayed due to local restrictions or communication problems, which can cause the Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Portfolio's performance in the near term, however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Liquidity Risk -- Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk --Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Small Company Risk -- Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

The Management of the Portfolio

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, WRIMCO also managed the Ivy Funds, Inc. (formerly, W&R Funds, Inc.), which are now managed by Ivy Investment Management Company (IICO) (formerly, Waddell & Reed Ivy Investment Company), an affiliate of WRIMCO. WRIMCO had approximately $32.4 billion in assets under management as of December 31, 2006.

Science and Technology Portfolio: Zachary H. Shafran is primarily responsible for the day-to-day management of Science and Technology Portfolio. Mr. Shafran has held his responsibilities for Science and Technology Portfolio since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Sharfan earned a BSBA degree in Business and an MBA with an emphasis in Finance from the University of Missouri at Kansas City.

Additional information regarding the portfolio manager, including information about the portfolio manager compensation, other accounts managed by the portfolio manager and the portfolio manager ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolio.

Management and Other Fees

Like all mutual funds, the Portfolio pays fees related to its daily operations.  Expenses paid out of the Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments.  The Portfolio also pays other expenses, which are explained in the SAI.  The management fee is payable at the annual rates of 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for the Portfolio are reduced pursuant to a management fee waiver as follows:  0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

For the fiscal year ended December 31, 2006, management fees for the Portfolio as a percent of the Portfolio's average net assets were 0.84%.

A discussion regarding the basis of the approval by the Board of Directors of the advisory contract of the Portfolio is available in the Fund's Annual Report to Shareholders for the period ended December 31, 2006.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the 1940 Act.  Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Distributor of the Policies for which the Portfolio is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio's average annual net assets.  The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners.  These fees are paid out of the Portfolio's assets on an on-going basis, and, over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commission, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed.  The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by the Waddell & Reed Advisors Funds and by W&R Target Funds, Inc. (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Disinterested Directors to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order will be available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of the Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of the Portfolio and may postpone payment for any period if any of the following conditions exist:

  the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Portfolio, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners indirectly investing in the Portfolio.

Market Timing Policy

The Portfolios of the Fund are intended for long-term investment purposes. The Fund and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities may also increase the expenses of Waddell & Reed Services Company (WRSCO), the Portfolios' transfer agent, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Fund's Board of Directors has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios may also restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners may also be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

NET ASSET VALUE

In the calculation of the NAV per share of the Portfolio:

  The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.
  Bonds are generally valued according to prices quoted by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors, as discussed below.

The NAV per share of the Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by the Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

The Portfolio may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed.  Consequently, the NAV of the Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.  When the Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Directors.  The Portfolio may also use these procedures to value certain types of illiquid securities.  In addition, fair value pricing generally will be used by the Portfolio if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

The Portfolio may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Directors.  Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation.  The Fund has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolio.  The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE.  For foreign securities where WRSCO, in accordance with guideless adopted by the Fund's Board of Directors, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security.  The Service, the methodology or the degree of certainty may change from time to time.  The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Portfolio shares.  Another effect of fair valuation on the Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Board of Directors or its designee instead of being determined directly by market prices.  When fair value pricing is applied, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently.  It may also affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally.  There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities.  For a description of market timing activities, please see Market Timing Policy.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Portfolio distributes substantially all of its net investment income and net capital gains each year.  Dividends for the Portfolio are declared daily and paid annually in December.

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day.  However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day).  Dividends are paid in additional full and fractional shares of the distributing Portfolio.  Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains of the Portfolio, if any, are declared and paid annually in December in additional full and fractional shares of the Portfolio.

The Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC) for federal income tax purposes.  The Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions.  A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for the Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are separate accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules for variable insurance policies and annuity contracts.  If the Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral.  Accordingly, WRSCO monitors the Portfolio's compliance with the applicable RIC qualification and for variable insurance policy and annuity contract diversification rules.

You will find information in the SAI about federal income tax considerations generally affecting the Portfolio.

Because the only shareholders of the Portfolios are the Participating Insurance Companies' separate accounts, no further discussion is included here as to the federal income tax consequences to the Portfolios' shareholders. For information concerning the federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisors.

W&R Target Funds, Inc.

Financial Highlights

The following information is to help you understand the financial performance of the Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements for the fiscal period ended December 31, 2006, is included in the Fund's Annual Report to Shareholders, which is available upon request.

W&R Target Funds, Inc.

Financial Highlights

(For a share outstanding throughout each period)

SCIENCE AND TECHNOLOGY PORTFOLIO

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2006	2005	2004	2003	2002
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$16.8844	$14.4014	$12.3883	$ 9.4961	$12.4927
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.1178)	(0.1145)	(0.0751)	(0.0521)	(0.0245)
Net realized and unrealized gain
(loss) on investments	1.4468	2.5975	2.0882	2.9443	(2.9720)
	----------	----------	----------	----------	----------
Total from investment operations	1.3290	2.4830	2.0131	2.8922	(2.9965)
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
Capital gains	(0.4964)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.4964)	(0.0000)	(0.0000)	(0.0000)	(0.0001)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$17.7170	$16.8844	$14.4014	$12.3883	$ 9.4961
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	7.87%	17.25%	16.25%	30.46%	-23.99%
Net assets, end of period
(in millions)	$352	$361	$322	$268	$195
Ratio of expenses to
average net assets
including expense waiver	1.17%	1.17%	1.17%	1.16%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.65%	-0.74%	-0.59%	-0.52%	-0.23%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%[1]	1.17%[1]	1.16%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.66%	-0.74%[1]	-0.59%[1]	-0.52%[1]	-0.23%[1]
Portfolio turnover rate	71%	104%	107%	116%	92%

[1]There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period.  The chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares.  The chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and distributions are reinvested.  The annual expense ratio used in the chart reflects the fee waiver or expense reimbursement currently in effect.  Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

Science and Technology Portfolio

Annual expense ratio                                 1.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$118.23	$10,384.00
2	10,384.00	519.20	10,903.20	122.77	10,782.75
3	10,782.75	539.14	11,321.89	127.48	11,196.80
4	11,196.80	559.84	11,756.64	132.38	11,626.76
5	11,626.76	581.34	12,208.10	137.46	12,073.23
6	12,073.23	603.66	12,676.89	142.74	12,536.84
7	12,536.84	626.84	13,163.68	148.22	13,018.25
8	13,018.25	650.91	13,669.16	153.91	13,518.16
9	13,518.16	675.91	14,194.07	159.82	14,037.25
10	14,037.25	701.86	14,739.11	167.39	14,576.28

Cumulative Total                                                                                             $1,410.39

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
         UMB Bank, n. a.
         928 Grand Boulevard
         Kansas City, Missouri 64106

Legal Counsel
          Kirkpatrick & Lockhart Preston Gates Ellis LLP
         1601 K Street, N.W.
         Washington, D.C. 20006

Independent Registered Public Accounting Firm
         Deloitte & Touche LLP
         1100 Walnut, Suite 3300
         Kansas City, Missouri 64106

Investment Manager
         Waddell & Reed Investment Management Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Transfer Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Accounting Services Agent
         Waddell & Reed Services Company
         6300 Lamar Avenue
         P. O. Box 29217
         Shawnee Mission, Kansas 66201-9217
         913.236.2000
         888.WADDELL

Our INTERNET address is:
         http://www.waddell.com

An Overview of the Portfolio .......................

Additional Information about Principal Investment

Strategies, Other Investments and Risks............

The Management of the Portfolio ..................

Purchases and Redemptions .........................

Net Asset Value .......................................

Dividends and Distributions .........................

Financial Highlights ..................................

W&R Target Funds, Inc.

PROSPECTUS

You can get more information about the Portfolio in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about the Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

  the Annual and Semiannual Reports to Shareholders, which detail the Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolio's most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Report for the Portfolio are available on the Waddell & Reed website at www.waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Fund's SEC file number is: 811-5017.